UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (5.1%)
Target Corp.	156,630	10,936
Lear Corp.	67,049	6,823
PVH Corp.	48,826	4,601
Darden Restaurants Inc.	66,735	4,227
Cooper Tire & Rubber Co.	137,748	4,108
General Motors Co.	133,264	3,771
Regal Entertainment Group Class A	154,576	3,407
* Discovery Communications Inc. Class A	118,774	2,997
Carnival Corp.	66,086	2,921
* Isle of Capri Casinos Inc.	149,041	2,730
News Corp. Class B	226,020	2,638
Best Buy Co. Inc.	74,845	2,290
Whirlpool Corp.	13,735	2,289
DR Horton Inc.	68,256	2,149
* Liberty SiriusXM Group Class A	58,530	1,835
Children's Place Inc.	20,317	1,629
* MSG Networks Inc.	89,867	1,378
AMC Entertainment Holdings Inc.	42,613	1,176
Ethan Allen Interiors Inc.	33,628	1,111
American Eagle Outfitters Inc.	66,358	1,057
* Cooper-Standard Holding Inc.	13,200	1,043
Abercrombie & Fitch Co.	55,814	994
Tupperware Brands Corp.	16,947	954
Marriott International Inc. Class A	10,455	695
Rent-A-Center Inc.	56,089	689
Gannett Co. Inc.	46,988	649
Nordstrom Inc.	7,400	282
		69,379
Consumer Staples (8.6%)
Procter & Gamble Co.	271,730	23,007
Wal-Mart Stores Inc.	256,496	18,729
Philip Morris International Inc.	97,887	9,957
JM Smucker Co.	57,778	8,806
Tyson Foods Inc. Class A	126,863	8,473
ConAgra Foods Inc.	161,134	7,704
Dean Foods Co.	396,467	7,172
*,^ Herbalife Ltd.	118,614	6,943
Ingredion Inc.	44,044	5,700
Energizer Holdings Inc.	105,216	5,418
Universal Corp.	59,514	3,436
Ingles Markets Inc. Class A	78,533	2,929
Mondelez International Inc. Class A	28,373	1,291
Fresh Del Monte Produce Inc.	22,443	1,222
PepsiCo Inc.	11,349	1,202
SpartanNash Co.	36,446	1,115
Colgate-Palmolive Co.	14,103	1,032
* Omega Protein Corp.	48,477	969

	Walgreens Boots Alliance Inc.	9,400	783
			115,888
Energy (12.7%)
	Exxon Mobil Corp.	576,697	54,060
	Chevron Corp.	161,402	16,920
	Valero Energy Corp.	172,546	8,800
	Apache Corp.	149,760	8,337
	Tesoro Corp.	101,561	7,609
	Rowan Cos. plc Class A	430,423	7,601
^	Nordic American Tankers Ltd.	504,903	7,013
	Ensco plc Class A	688,178	6,682
^	Ship Finance International Ltd.	429,983	6,338
	Schlumberger Ltd.	76,777	6,071
	Noble Corp. plc	721,963	5,949
*	Newfield Exploration Co.	97,591	4,312
	Diamond Offshore Drilling Inc.	167,556	4,077
*,^ EP Energy Corp. Class A		594,621	3,080
	PBF Energy Inc. Class A	119,958	2,853
	DHT Holdings Inc.	439,907	2,213
	Scorpio Tankers Inc.	499,449	2,098
	Teekay Tankers Ltd. Class A	634,275	1,890
	Transocean Ltd.	145,328	1,728
	Devon Energy Corp.	45,215	1,639
^	Frontline Ltd.	204,062	1,606
	Atwood Oceanics Inc.	114,522	1,434
*,^ Seadrill Ltd.		440,832	1,428
*	TETRA Technologies Inc.	199,655	1,272
	Cimarex Energy Co.	7,308	872
*	McDermott International Inc.	145,119	717
	Energen Corp.	14,591	703
*	RPC Inc.	44,973	698
*	Par Pacific Holdings Inc.	45,146	692
*	Sanchez Energy Corp.	96,092	678
*	Laredo Petroleum Inc.	64,384	675
	Occidental Petroleum Corp.	8,752	661
	Overseas Shipholding Group Inc. Class A	60,148	661
	Alon USA Energy Inc.	88,984	577
			171,944
Financials (28.6%)
	JPMorgan Chase & Co.	568,212	35,309
*	Berkshire Hathaway Inc. Class B	180,935	26,198
	Bank of America Corp.	1,785,047	23,688
	Citigroup Inc.	523,134	22,176
	Wells Fargo & Co.	417,834	19,776
	Bank of New York Mellon Corp.	306,585	11,911
	Travelers Cos. Inc.	95,600	11,380
	Capital One Financial Corp.	172,553	10,959
	Aflac Inc.	149,667	10,800
	Prudential Financial Inc.	148,825	10,617
	Discover Financial Services	172,477	9,243
	PNC Financial Services Group Inc.	104,055	8,469
	Fifth Third Bancorp	466,624	8,208
	Hospitality Properties Trust	277,524	7,993
	Ameriprise Financial Inc.	88,191	7,924
	Government Properties Income Trust	334,718	7,719
	Nasdaq Inc.	117,876	7,623

US Bancorp	187,742	7,572
Navient Corp.	621,454	7,426
Assured Guaranty Ltd.	283,844	7,201
Gaming and Leisure Properties Inc.	207,406	7,151
American Express Co.	116,088	7,053
Lexington Realty Trust	606,257	6,129
VEREIT Inc.	602,065	6,105
* Walker & Dunlop Inc.	254,005	5,786
DuPont Fabros Technology Inc.	116,570	5,542
Unum Group	173,370	5,511
SunTrust Banks Inc.	127,542	5,239
Mack-Cali Realty Corp.	179,709	4,852
CBL & Associates Properties Inc.	510,329	4,751
Universal Insurance Holdings Inc.	243,380	4,522
GEO Group Inc.	123,004	4,204
Hartford Financial Services Group Inc.	93,565	4,152
Apple Hospitality REIT Inc.	212,867	4,004
* INTL. FCStone Inc.	143,113	3,905
Heritage Insurance Holdings Inc.	291,905	3,494
Great Western Bancorp Inc.	109,183	3,444
WP Glimcher Inc.	300,888	3,367
* Flagstar Bancorp Inc.	124,030	3,028
Select Income REIT	111,408	2,895
Macerich Co.	32,099	2,741
Summit Hotel Properties Inc.	196,196	2,598
Communications Sales & Leasing Inc.	84,503	2,442
WP Carey Inc.	34,096	2,367
Primerica Inc.	39,153	2,241
Regions Financial Corp.	259,420	2,208
Ryman Hospitality Properties Inc.	40,719	2,062
Maiden Holdings Ltd.	137,547	1,684
Piedmont Office Realty Trust Inc. Class A	74,400	1,603
NorthStar Realty Finance Corp.	105,411	1,205
* E*TRADE Financial Corp.	42,899	1,008
Care Capital Properties Inc.	29,299	768
Outfront Media Inc.	30,257	731
American International Group Inc.	13,117	694
United Fire Group Inc.	16,197	687
Assurant Inc.	7,900	682
Goldman Sachs Group Inc.	4,587	681
Global Net Lease Inc.	84,541	672
Monmouth Real Estate Investment Corp.	49,381	655
Hanover Insurance Group Inc.	7,607	644
Sunstone Hotel Investors Inc.	49,267	595
		386,294
Health Care (10.9%)
Johnson & Johnson	338,899	41,108
Pfizer Inc.	562,374	19,801
Merck & Co. Inc.	212,244	12,227
Baxter International Inc.	205,379	9,287
* HCA Holdings Inc.	106,713	8,218
* Express Scripts Holding Co.	103,722	7,862
Medtronic plc	86,443	7,501
Bristol-Myers Squibb Co.	96,451	7,094
Aetna Inc.	56,311	6,877
Anthem Inc.	51,993	6,829
* Quintiles Transnational Holdings Inc.	74,854	4,890

Eli Lilly & Co.	51,929	4,089
* Charles River Laboratories International Inc.	29,700	2,449
* WellCare Health Plans Inc.	22,742	2,440
Amgen Inc.	14,500	2,206
* INC Research Holdings Inc. Class A	55,800	2,128
* Orthofix International NV	25,828	1,095
Abbott Laboratories	17,593	692
* Emergent BioSolutions Inc.	20,775	584
		147,377
Industrials (10.0%)
General Electric Co.	1,149,164	36,176
Delta Air Lines Inc.	212,701	7,749
BWX Technologies Inc.	206,080	7,372
Global Brass & Copper Holdings Inc.	249,871	6,819
Comfort Systems USA Inc.	195,040	6,352
Masco Corp.	202,787	6,274
* JetBlue Airways Corp.	377,539	6,252
General Cable Corp.	453,807	5,768
Owens Corning	106,447	5,484
* ACCO Brands Corp.	524,094	5,414
* Spirit AeroSystems Holdings Inc. Class A	115,741	4,977
SkyWest Inc.	177,149	4,687
Briggs & Stratton Corp.	204,825	4,338
L-3 Communications Holdings Inc.	29,277	4,295
GATX Corp.	90,927	3,998
Alaska Air Group Inc.	66,313	3,865
United Technologies Corp.	27,219	2,791
Ennis Inc.	135,108	2,591
* Aegion Corp. Class A	120,869	2,358
Universal Forest Products Inc.	19,890	1,844
Southwest Airlines Co.	32,699	1,282
* Wabash National Corp.	56,915	723
Quad/Graphics Inc.	30,931	720
^ American Railcar Industries Inc.	17,476	690
Union Pacific Corp.	7,758	677
Huntington Ingalls Industries Inc.	4,022	676
West Corp.	33,879	666
		134,838
Information Technology (9.6%)
Cisco Systems Inc.	379,527	10,889
Intel Corp.	318,743	10,455
HP Inc.	765,859	9,611
Computer Sciences Corp.	161,180	8,003
SYNNEX Corp.	81,431	7,721
* Advanced Micro Devices Inc.	1,487,185	7,644
* Tech Data Corp.	100,727	7,237
Avnet Inc.	173,768	7,039
Booz Allen Hamilton Holding Corp. Class A	233,000	6,906
* Sykes Enterprises Inc.	214,360	6,208
NVIDIA Corp.	130,637	6,141
Oracle Corp.	143,966	5,892
CDW Corp.	144,824	5,805
* NeoPhotonics Corp.	563,782	5,373
* Sigma Designs Inc.	713,968	4,591
EarthLink Holdings Corp.	514,300	3,291
* Cirrus Logic Inc.	79,466	3,082

Leidos Holdings Inc.	63,504	3,040
* Extreme Networks Inc.	638,887	2,166
* NETGEAR Inc.	45,264	2,152
* First Data Corp. Class A	175,131	1,939
* CACI International Inc. Class A	20,449	1,849
* NCR Corp.	39,289	1,091
QUALCOMM Inc.	17,587	942
* Sanmina Corp.	15,987	429
		129,496
Materials (2.9%)
Steel Dynamics Inc.	300,178	7,354
LyondellBasell Industries NV Class A	77,154	5,742
Commercial Metals Co.	339,159	5,732
Cabot Corp.	114,720	5,238
Dow Chemical Co.	99,155	4,929
Avery Dennison Corp.	58,032	4,338
International Paper Co.	42,779	1,813
* AK Steel Holding Corp.	299,901	1,397
Schnitzer Steel Industries Inc.	67,400	1,186
* Ryerson Holding Corp.	43,359	759
* Kraton Performance Polymers Inc.	24,700	690
Rayonier Advanced Materials Inc.	22,000	299
		39,477
Telecommunication Services (3.9%)
AT&T Inc.	587,575	25,389
Verizon Communications Inc.	204,613	11,426
CenturyLink Inc.	304,368	8,830
* T-Mobile US Inc.	115,603	5,002
* Cincinnati Bell Inc.	636,851	2,910
		53,557
Utilities (7.2%)
Edison International	130,795	10,159
PPL Corp.	263,122	9,933
Public Service Enterprise Group Inc.	199,058	9,278
FirstEnergy Corp.	264,203	9,223
Entergy Corp.	109,979	8,947
CenterPoint Energy Inc.	352,696	8,465
NRG Energy Inc.	518,927	7,779
NiSource Inc.	291,289	7,725
UGI Corp.	168,004	7,602
Duke Energy Corp.	73,720	6,324
AES Corp.	319,849	3,992
MDU Resources Group Inc.	113,581	2,726
ONE Gas Inc.	40,905	2,724
Great Plains Energy Inc.	43,251	1,315
Southwest Gas Corp.	11,415	898
NextEra Energy Inc.	5,004	652
		97,742
Total Common Stocks (Cost $1,231,337)		1,345,992

	Coupon
Temporary Cash Investments (1.6%)1
Money Market Fund (1.6%)
2,3 Vanguard Market Liquidity Fund	0.538%		21,070,755	21,071

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.476%	8/17/16	400	400
4,5 Federal Home Loan Bank Discount Notes	0.486%	8/24/16	100	100
				500
Total Temporary Cash Investments (Cost $21,571)				21,571
Total Investments (101.1%) (Cost $1,252,908)				1,367,563
Other Assets and Liabilities-Net (-1.1%)3				(15,281)
Net Assets (100%)				1,352,282

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,614,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $18,021,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

U.S. Value Fund

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,345,992	—	—
Temporary Cash Investments	21,071	500	—
Futures Contracts—Assets[1]	69	—	—
Total	1,367,132	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	61	6,375	73

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2016, the cost of investment securities for tax purposes was $1,253,214,000. Net unrealized appreciation of investment securities for tax purposes was $114,349,000, consisting of unrealized gains of $162,568,000 on securities that had risen in value since their purchase and $48,219,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.7%)
Consumer Discretionary (11.0%)
*	Amazon.com Inc.	15,530	11,114
	Las Vegas Sands Corp.	248,112	10,790
	Ralph Lauren Corp. Class A	88,753	7,954
	SES SA Class A	344,256	7,436
*	DISH Network Corp. Class A	125,134	6,557
	Aramark	172,269	5,757
	Nordstrom Inc.	127,242	4,842
	Signet Jewelers Ltd.	58,591	4,829
*	TripAdvisor Inc.	73,684	4,738
*	Chipotle Mexican Grill Inc. Class A	11,350	4,571
*	Kate Spade & Co.	188,920	3,894
	Expedia Inc.	35,810	3,807
*	LifeLock Inc.	239,196	3,782
*	Restoration Hardware Holdings Inc.	122,436	3,511
	Sky plc	271,461	3,081
	Delphi Automotive plc	46,391	2,904
*	Norwegian Cruise Line Holdings Ltd.	66,500	2,649
*	Global Brands Group Holding Ltd.	26,404,000	2,319
	Sands China Ltd.	645,600	2,186
	Melco Crown Entertainment Ltd. ADR	147,900	1,861
	John Wiley & Sons Inc. Class A	33,700	1,758
	Advance Auto Parts Inc.	8,854	1,431
	Fiat Chrysler Automobiles NV	198,648	1,226
			102,997
Consumer Staples (1.6%)
	British American Tobacco plc	120,632	7,850
^	Coty Inc. Class A	129,300	3,361
	Whole Foods Market Inc.	102,888	3,294
			14,505
Energy (11.4%)
	Pioneer Natural Resources Co.	95,029	14,369
	Anadarko Petroleum Corp.	194,100	10,336
	Halliburton Co.	227,074	10,284
^	Golar LNG Ltd.	594,107	9,209
	Cabot Oil & Gas Corp.	294,357	7,577
	Canadian Natural Resources Ltd.	245,296	7,562
	Marathon Oil Corp.	438,853	6,587
	Suncor Energy Inc.	227,219	6,301
	Helmerich & Payne Inc.	78,233	5,252
*	Diamondback Energy Inc.	57,237	5,221
*	Southwestern Energy Co.	362,561	4,561
	QEP Resources Inc.	229,300	4,043
*	Cobalt International Energy Inc.	2,327,282	3,118
	HollyFrontier Corp.	128,077	3,044
	Hess Corp.	49,800	2,993
*	Karoon Gas Australia Ltd.	2,061,949	2,000
*,^ Trican Well Service Ltd.		868,496	1,660
	National Oilwell Varco Inc.	47,123	1,586

	Energen Corp.	13,300	641
	PrairieSky Royalty Ltd.	5,103	95
			106,439
Financials (20.6%)
	MetLife Inc.	491,802	19,589
	Citigroup Inc.	366,311	15,528
	American Tower Corporation	126,567	14,379
	PNC Financial Services Group Inc.	158,579	12,907
*	Markit Ltd.	362,232	11,809
	Principal Financial Group Inc.	280,962	11,550
	Raymond James Financial Inc.	226,201	11,152
	Arthur J Gallagher & Co.	209,274	9,962
	JPMorgan Chase & Co.	148,400	9,222
	American International Group Inc.	174,167	9,212
	M&T Bank Corp.	74,544	8,813
	Bank of America Corp.	634,144	8,415
	Torchmark Corp.	115,972	7,169
	Unum Group	203,032	6,454
	Host Hotels & Resorts Inc.	395,400	6,410
	STORE Capital Corp.	217,200	6,397
	Columbia Property Trust Inc.	275,339	5,892
*	Synchrony Financial	163,860	4,142
	Legg Mason Inc.	134,902	3,978
*	MGIC Investment Corp.	446,410	2,656
	Boston Properties Inc.	19,500	2,572
*,^ LendingClub Corp.		583,529	2,509
*	Santander Consumer USA Holdings Inc.	155,507	1,606
*	OneMain Holdings Inc. Class A	30,548	697
			193,020
Health Care (19.0%)
*,^ TherapeuticsMD Inc.		4,166,790	35,418
	Merck & Co. Inc.	339,470	19,557
*	Allergan plc	77,675	17,950
*	Mylan NV	327,115	14,144
	Bristol-Myers Squibb Co.	161,534	11,881
	Eisai Co. Ltd.	188,182	10,456
	McKesson Corp.	41,059	7,664
	AstraZeneca plc ADR	230,346	6,954
*	Portola Pharmaceuticals Inc.	288,488	6,808
*	TESARO Inc.	75,900	6,379
	Teva Pharmaceutical Industries Ltd. ADR	125,000	6,279
*	Alder Biopharmaceuticals Inc.	250,172	6,247
*	Coherus Biosciences Inc.	350,939	5,927
*	Envision Healthcare Holdings Inc.	218,500	5,543
*	Biogen Inc.	17,753	4,293
*	Cepheid	134,900	4,148
*	MEDNAX Inc.	39,300	2,847
*	Senseonics Holdings Inc.	684,488	2,690
*,^ Novavax Inc.		277,200	2,015
			177,200
Industrials (8.5%)
*,^ XPO Logistics Inc.		421,123	11,059
	CSX Corp.	345,625	9,014
*	Genesee & Wyoming Inc. Class A	116,837	6,887
	Eaton Corp. plc	97,658	5,833
	Sanwa Holdings Corp.	576,700	5,212

*	Builders FirstSource Inc.	433,700	4,879
*	United Continental Holdings Inc.	114,419	4,696
	American Airlines Group Inc.	148,951	4,217
*	Clean Harbors Inc.	73,489	3,829
*	Generac Holdings Inc.	105,745	3,697
*	Avis Budget Group Inc.	109,100	3,516
	Norfolk Southern Corp.	30,000	2,554
	Zumtobel Group AG	210,017	2,549
*	IHS Inc. Class A	20,627	2,385
*	Swift Transportation Co.	152,195	2,345
	United Parcel Service Inc. Class B	21,600	2,327
*	WESCO International Inc.	45,172	2,326
	Sulzer AG	18,994	1,651
	Macquarie Infrastructure Corp.	12,118	897
			79,873
Information Technology (16.9%)
	Cisco Systems Inc.	547,189	15,699
*	Envestnet Inc.	318,066	10,595
*	Alphabet Inc. Class C	14,601	10,105
*,^ Quotient Technology Inc.		745,689	10,000
*,^ SunPower Corp. Class A		611,197	9,467
*	First Solar Inc.	192,505	9,333
*	Alliance Data Systems Corp.	41,940	8,217
	Lam Research Corp.	97,643	8,208
*	Alphabet Inc. Class A	10,928	7,688
	Sumco Corp.	1,189,305	7,564
*,^ Mobileye NV		151,919	7,009
	Samsung Electronics Co. Ltd.	5,263	6,552
*	Blackhawk Network Holdings Inc.	160,963	5,391
*,^ Gogo Inc.		604,017	5,068
*	Mellanox Technologies Ltd.	100,890	4,839
	Western Digital Corp.	96,600	4,565
*	ARRIS International plc	198,545	4,161
	Skyworks Solutions Inc.	60,460	3,826
*	Qorvo Inc.	67,178	3,712
*	Micron Technology Inc.	233,548	3,214
*	Synaptics Inc.	58,326	3,135
	Silicon Motion Technology Corp. ADR	65,300	3,121
*	Twitter Inc.	177,294	2,998
	Nintendo Co. Ltd.	13,727	1,959
	Cypress Semiconductor Corp.	128,005	1,350
*	SunEdison Semiconductor Ltd.	48,558	288
			158,064
Materials (4.2%)
	Reliance Steel & Aluminum Co.	113,619	8,737
	Celanese Corp. Class A	132,844	8,695
	CF Industries Holdings Inc.	290,280	6,996
	CRH plc	135,521	3,990
	Bemis Co. Inc.	46,200	2,379
^	Norbord Inc.	97,577	1,908
	Monsanto Co.	18,300	1,892
*	Louisiana-Pacific Corp.	97,513	1,692
*	Constellium NV Class A	313,009	1,468
	Cabot Corp.	31,023	1,417
			39,174

Other (0.2%)
*,1 Allstar Co-Invest LLC Private Placement			NA	1,565

Telecommunication Services (1.1%)
Verizon Communications Inc.			109,515	6,115
* T-Mobile US Inc.			105,000	4,544
				10,659
Utilities (4.2%)
PG&E Corp.			211,461	13,517
Exelon Corp.			299,657	10,895
OGE Energy Corp.			198,200	6,491
* Calpine Corp.			434,368	6,407
Pattern Energy Group Inc. Class A			83,913	1,927
				39,237
Total Common Stocks (Cost $913,875)				922,733
Preferred Stocks (0.7%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	6,122
	Coupon
Temporary Cash Investments (4.4%)
Money Market Fund (4.0%)
3,4 Vanguard Market Liquidity Fund	0.538%		37,226,713	37,227

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.4%)
RBS Securities, Inc.
(Dated 6/30/16, Repurchase Value
$3,700,000, collateralized by U.S. Treasury
Note/Bond 2.625%, 11/15/20, with a value of
$3,776,000)	0.400%	7/1/16	3,700	3,700
Total Temporary Cash Investments (Cost $40,927)				40,927
Total Investments (103.8%) (Cost $960,630)				969,782
Other Assets and Liabilities-Net (-3.8%)4				(35,125)
Net Assets (100%)				934,657

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,333,000
1 Restricted security represents 0.2% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $37,227,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures

Capital Value Fund

contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	855,138	66,030	1,565
Preferred Stocks	—	—	6,122
Temporary Cash Investments	37,227	3,700	—
Forward Currency Contracts—Assets	—	436	—
Total	892,365	70,166	7,687

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a

Capital Value Fund

counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/21/16	USD	5,828	EUR	5,132	115
JPMorgan Chase Bank, N.A.	9/21/16	USD	3,998	GBP	2,759	321
						436
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. At June 30, 2016, the cost of investment securities for tax purposes was $960,630,000. Net unrealized appreciation of investment securities for tax purposes was $9,152,000, consisting of unrealized gains of $114,707,000 on securities that had risen in value since their purchase and $105,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	604,239	717,541
United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	523,033	632,078
United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	1,573,504	1,667,639
United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	460,827	553,597
United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	492,543	583,793
United States Treasury Inflation Indexed Bonds	0.125%	4/15/18	1,779,265	1,868,940
United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	499,392	581,019
United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	462,288	552,442
United States Treasury Inflation Indexed Bonds	0.125%	4/15/19	1,786,344	1,862,213
United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	523,465	634,691
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	642,973	759,538
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	1,787,104	1,867,807
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	996,314	1,175,035
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,142,878	1,337,324
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	571,705	591,478
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	14,000	15,647
Total U.S. Government and Agency Obligations (Cost $15,253,327)				15,400,782
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $3,155)	0.538%		3,155,135	3,155
Total Investments (99.6%) (Cost $15,256,482)				15,403,937
Other Assets and Liabilities-Net (0.4%)				63,457
Net Assets (100%)				15,467,394

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Inflation-Protected Securities Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	15,400,782	—
Temporary Cash Investments	3,155	—	—
Total	3,155	15,400,782	—

C. At June 30, 2016, the cost of investment securities for tax purposes was $15,325,823,000. Net unrealized appreciation of investment securities for tax purposes was $78,114,000, consisting of unrealized gains of $81,245,000 on securities that had risen in value since their purchase and $3,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments
As of June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (58.2%)
U.S. Government Securities (28.2%)
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/17	147,805	178,620
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/17	276,738	293,294
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	77,680	80,367
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	107,192	111,394
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	23,134	24,543
	United States Treasury Note/Bond	0.500%	9/30/16	25	25
2	United States Treasury Note/Bond	0.625%	9/30/17	30,000	30,033
	United States Treasury Note/Bond	0.875%	10/15/17	1,560	1,566
	United States Treasury Note/Bond	0.625%	11/30/17	19,700	19,715
	United States Treasury Note/Bond	2.250%	11/30/17	650	665
	United States Treasury Note/Bond	1.000%	12/15/17	42,750	43,017
	United States Treasury Note/Bond	0.750%	12/31/17	52,300	52,439
3	United States Treasury Note/Bond	1.000%	12/31/17	184,400	185,582
	United States Treasury Note/Bond	0.750%	1/31/18	79,000	79,222
	United States Treasury Note/Bond	1.000%	2/15/18	750	755
	United States Treasury Note/Bond	0.875%	3/31/18	30,000	30,150
	United States Treasury Note/Bond	1.000%	5/31/18	18,900	19,048
	United States Treasury Note/Bond	1.125%	6/15/18	3,000	3,030
	United States Treasury Note/Bond	1.000%	8/15/18	1,500	1,512
	United States Treasury Note/Bond	1.000%	9/15/18	1,000	1,008
	United States Treasury Note/Bond	1.125%	1/15/19	11,900	12,036
	United States Treasury Note/Bond	0.750%	2/15/19	2,900	2,906
	United States Treasury Note/Bond	1.375%	2/28/19	9,131	9,298
	United States Treasury Note/Bond	1.000%	3/15/19	123,700	124,763
	United States Treasury Note/Bond	0.875%	4/15/19	5,300	5,326
	United States Treasury Note/Bond	1.625%	4/30/19	16,173	16,590
	United States Treasury Note/Bond	1.125%	5/31/19	64,083	64,874
	United States Treasury Note/Bond	1.500%	5/31/19	42,200	43,156
	United States Treasury Note/Bond	0.875%	7/31/19	8,100	8,133
	United States Treasury Note/Bond	3.625%	8/15/19	706	769
	United States Treasury Note/Bond	1.000%	8/31/19	39,984	40,303
2	United States Treasury Note/Bond	1.750%	9/30/19	136,600	140,869
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	16,394
	United States Treasury Note/Bond	1.625%	12/31/19	31,600	32,474
	United States Treasury Note/Bond	1.250%	1/31/20	35,900	36,427
	United States Treasury Note/Bond	1.375%	3/31/20	10,950	11,159
	United States Treasury Note/Bond	1.375%	4/30/20	50	51
	United States Treasury Note/Bond	1.375%	5/31/20	70,800	72,116
	United States Treasury Note/Bond	1.625%	6/30/20	126,300	129,911
	United States Treasury Note/Bond	1.375%	9/30/20	51,400	52,348
	United States Treasury Note/Bond	1.375%	10/31/20	19,350	19,704
	United States Treasury Note/Bond	1.750%	10/31/20	41,300	42,694
	United States Treasury Note/Bond	1.625%	11/30/20	17,218	17,724
	United States Treasury Note/Bond	2.000%	11/30/20	4,300	4,494

	United States Treasury Note/Bond	1.750%	12/31/20	134,350	138,989
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,779
	United States Treasury Note/Bond	1.125%	2/28/21	2,340	2,357
	United States Treasury Note/Bond	1.375%	4/30/21	68,100	69,292
	United States Treasury Note/Bond	1.750%	5/15/22	10,333	10,679
	United States Treasury Note/Bond	2.125%	6/30/22	68,600	72,352
	United States Treasury Note/Bond	1.750%	9/30/22	51,500	53,142
	United States Treasury Note/Bond	1.625%	11/15/22	15,050	15,407
	United States Treasury Note/Bond	1.750%	5/15/23	11,300	11,660
	United States Treasury Note/Bond	2.375%	8/15/24	43,550	46,891
	United States Treasury Note/Bond	2.250%	11/15/25	42,000	44,828
	United States Treasury Note/Bond	1.625%	2/15/26	3,950	3,996
	United States Treasury Note/Bond	5.375%	2/15/31	3,300	4,894
					2,538,770
Agency Bonds and Notes (4.9%)
4	AID-Jordan	2.578%	6/30/22	24,000	25,656
5	Federal Home Loan Banks	2.000%	9/9/16	7,670	7,693
5	Federal Home Loan Banks	0.625%	11/23/16	19,250	19,260
5	Federal Home Loan Banks	0.750%	8/28/17	36,700	36,762
5	Federal Home Loan Banks	1.000%	12/19/17	2,800	2,814
5	Federal Home Loan Banks	1.125%	4/25/18	8,250	8,316
5	Federal Home Loan Banks	0.875%	6/29/18	21,250	21,326
5	Federal Home Loan Banks	1.375%	2/18/21	40,000	40,472
6	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	4,450	4,464
6,7	Federal Home Loan Mortgage Corp.	0.875%	6/16/17	50,000	50,131
6	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	10,000	10,052
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	24,800	24,840
6	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,750	1,756
6	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	9,500	9,511
6	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	32,550	32,838
6	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	4,900	4,956
6	Federal National Mortgage Assn.	1.125%	10/19/18	16,200	16,344
6	Federal National Mortgage Assn.	1.125%	12/14/18	29,350	29,600
6	Federal National Mortgage Assn.	1.000%	2/26/19	57,350	57,645
6	Federal National Mortgage Assn.	1.750%	6/20/19	3,500	3,595
6	Federal National Mortgage Assn.	1.375%	2/26/21	5,000	5,055
6	Federal National Mortgage Assn.	2.125%	4/24/26	24,000	24,710
					437,796
Conventional Mortgage-Backed Securities (24.9%)
6,7	Fannie Mae Pool	2.000%	5/1/28–8/1/28	5,600	5,700
6,7,8	Fannie Mae Pool	2.500%	4/1/28–2/1/43	57,400	59,406
6,7,8	Fannie Mae Pool	3.000%	5/1/27–8/1/46	207,518	216,810
6,7	Fannie Mae Pool	3.500%	8/1/20–7/1/46	236,178	251,062
6,7,8	Fannie Mae Pool	4.000%	7/1/18–7/1/46	209,463	225,771
6,7	Fannie Mae Pool	4.500%	10/1/17–7/1/46	81,587	89,258
6,7	Fannie Mae Pool	5.000%	12/1/16–11/1/44	53,164	59,124
6,7	Fannie Mae Pool	5.500%	1/1/17–6/1/40	35,322	39,629
6,7	Fannie Mae Pool	6.000%	12/1/16–11/1/39	19,534	22,304
6,7	Fannie Mae Pool	6.500%	9/1/16–8/1/39	11,179	12,816
6,7	Fannie Mae Pool	7.000%	9/1/28–9/1/38	5,028	5,763
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	432	480
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	21	23
6,7	Fannie Mae Pool	8.500%	12/1/30	10	12
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	6,717	6,829
6,7,8	Freddie Mac Gold Pool	2.500%	9/1/27–4/1/43	58,617	60,507
6,7,8	Freddie Mac Gold Pool	3.000%	8/1/26–8/1/46	111,037	115,702
6,7	Freddie Mac Gold Pool	3.500%	8/1/20–3/1/46	185,803	197,104

6,7	Freddie Mac Gold Pool	4.000%	5/1/18–1/1/46	54,506	58,544
6,7	Freddie Mac Gold Pool	4.500%	10/1/18–12/1/45	37,796	41,184
6,7	Freddie Mac Gold Pool	5.000%	12/1/17–4/1/41	17,214	18,745
6,7	Freddie Mac Gold Pool	5.500%	9/1/17–8/1/46	14,223	16,034
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	28,148	32,270
6,7	Freddie Mac Gold Pool	6.500%	7/1/16–9/1/38	6,352	7,310
6,7	Freddie Mac Gold Pool	7.000%	8/1/16–6/1/38	3,180	3,649
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	336	384
6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	30	33
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,233	1,257
7	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	20,487	21,438
7	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	17,425	18,537
7,8	Ginnie Mae I Pool	4.000%	4/15/39–7/1/46	20,535	22,071
7,8	Ginnie Mae I Pool	4.500%	2/15/39–8/1/46	42,894	47,575
7	Ginnie Mae I Pool	5.000%	2/15/33–7/1/46	19,504	22,115
7	Ginnie Mae I Pool	5.500%	3/15/31–7/15/40	11,045	12,530
7	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	5,340	6,112
7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	5,050	5,743
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	308	338
7	Ginnie Mae I Pool	7.500%	4/15/17–3/15/32	52	59
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	58	66
7	Ginnie Mae I Pool	8.500%	7/15/30	22	23
7	Ginnie Mae I Pool	9.000%	1/15/20–7/15/21	4	5
7	Ginnie Mae II Pool	2.500%	3/20/43–4/20/43	4,002	4,119
7,8	Ginnie Mae II Pool	3.000%	6/20/43–8/1/46	98,474	102,956
7,8	Ginnie Mae II Pool	3.500%	8/20/42–8/1/46	223,151	237,620
7	Ginnie Mae II Pool	4.000%	2/20/34–8/1/46	104,384	111,849
7	Ginnie Mae II Pool	4.500%	3/20/33–2/20/46	35,001	37,700
7	Ginnie Mae II Pool	5.000%	5/20/39–8/1/46	20,840	22,857
7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	5,378	5,943
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	8,192	9,165
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	97	111
					2,236,642
Nonconventional Mortgage-Backed Securities (0.2%)
6,7,9	Fannie Mae Pool	2.347%	12/1/32	9	9
6,7,9	Fannie Mae Pool	2.465%	9/1/32	1	2
6,7,9	Fannie Mae Pool	2.535%	8/1/33	118	124
6,7,9	Fannie Mae Pool	2.551%	7/1/33	181	187
6,7,9	Fannie Mae Pool	2.781%	5/1/33	77	82
6,7,9	Fannie Mae Pool	3.028%	5/1/33	15	16
6,7,9	Freddie Mac Non Gold Pool	2.500%	8/1/37	102	106
6,7,9	Freddie Mac Non Gold Pool	2.517%	7/1/35	17,529	18,543
6,7,9	Freddie Mac Non Gold Pool	2.825%	10/1/32	29	31
6,7,9	Freddie Mac Non Gold Pool	2.836%	1/1/33	13	14
6,7,9	Freddie Mac Non Gold Pool	3.086%	2/1/33	41	42
					19,156
Total U.S. Government and Agency Obligations (Cost $5,141,271)					5,232,364
Asset-Backed/Commercial Mortgage-Backed Securities (15.0%)
7	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	1,538	1,538
7	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	5,000	5,002
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,600	1,619
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,920	2,965
7	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,360	2,367
7,9	Ally Master Owner Trust Series 2014-1	0.912%	1/15/19	2,781	2,782
7	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,230	3,234
7	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	5,383	5,393
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	8,920	8,957

7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	19,270	19,363
7,9	American Express Credit Account Secured
	Note Trust 2013-3	0.812%	12/15/21	12,202	12,195
7,9	American Express Issuance Trust II 2013-1	0.722%	2/15/19	10,750	10,744
7,9	American Express Issuance Trust II 2013-2	0.872%	8/15/19	3,317	3,326
7,10	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	5,132	5,698
10	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	5,077	5,112
7,10	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	400	432
7,9	BA Credit Card Trust 2014-A1	0.822%	6/15/21	15,428	15,444
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	715	786
7,9,10 Bank of America Student Loan Trust 2010-1A		1.438%	2/25/43	5,825	5,724
10	Bank of Montreal	1.750%	6/15/21	3,380	3,389
	Bank of Nova Scotia	1.850%	4/14/20	4,365	4,422
	Bank of Nova Scotia	1.875%	4/26/21	10,260	10,355
7	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	9,200	9,436
7	Bear Stearns Commercial Mortgage Securities
	Trust 2006-PWR13	5.533%	9/11/41	971	970
7	Bear Stearns Commercial Mortgage Securities
	Trust 2007-PWR16	5.910%	6/11/40	9,723	9,930
7,9,10 BMW Floorplan Master Owner Trust 2015-1A		0.942%	7/15/20	6,185	6,185
7	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	3,160	3,156
7,9	Brazos Higher Education Authority Inc. Series
	2005-3	0.840%	6/25/26	3,410	3,287
7,9	Brazos Higher Education Authority Inc. Series
	2011-1	1.462%	2/25/30	2,205	2,161
7	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	1,430	1,465
7,9	Cabela's Credit Card Master Note Trust 2015-
	2	1.112%	7/17/23	3,225	3,189
7,9	Cabela's Credit Card Master Note Trust 2016-
	1	0.998%	6/15/22	3,440	3,442
10	Canadian Imperial Bank of Commerce	2.250%	7/21/20	3,120	3,206
7,9	Capital One Multi-Asset Execution Trust 2014-
	A3	0.822%	1/18/22	11,094	11,091
7	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	6,480	6,675
7	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	7,765	8,222
7	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	11,390	11,608
7,9	Capital One Multi-Asset Execution Trust 2016-
	A1	0.900%	2/15/22	33,200	33,229
7,9	Capital One Multi-Asset Execution Trust 2016-
	A2	1.066%	2/15/24	2,900	2,909
7	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	2,100	2,131
7	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	1,860	1,886
7	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,706
7	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	1,265	1,281
7	Carmax Auto Owner Trust 2016-1	1.880%	6/15/21	3,080	3,114
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	5,853	5,996
7,10	CFCRE Commercial Mortgage Trust 2011-C2	5.823%	12/15/47	2,054	2,440
7	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	3,220	3,387
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,478
7,9	Chase Issuance Trust 2016-A1	0.852%	5/17/21	30,978	31,031

7,10	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.340%	12/17/18	2,586	2,589
7,10	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	2,790	2,828
7,10	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	5,360	5,403
7,10	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	616	616
7,9	Citibank Credit Card Issuance Trust 2008-A7	1.823%	5/20/20	3,898	3,971
7,9	Citibank Credit Card Issuance Trust 2013-A2	0.732%	5/26/20	14,014	14,024
7,9	Citibank Credit Card Issuance Trust 2013-A7	0.875%	9/10/20	6,379	6,395
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	4,486	4,776
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	11,400	11,743
7	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	1,743	1,748
7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,280	1,356
7,10	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	400	431
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,309	1,383
7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	333	361
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	160	172
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	4,790	5,334
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	65	70
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	840	914
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	3,658	4,038
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	1,380	1,504
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	240	261
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	480	512
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	3,810	4,133
7	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	2,670	2,938
7	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	120	126
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,090	3,128
7	CNH Equipment Trust 2041-A	1.500%	5/15/20	3,409	3,415
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,151	5,244
7	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,559	1,575
7	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	6,445	6,472
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	634
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	969
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,280
7	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	30	32
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	540
7	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	1,531	1,597
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,835	2,053
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	842	947
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	701

7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	310	340
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,895	2,110
7	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	3,603	4,077
7,10	COMM 2013-CCRE9 Mortgage Trust	4.399%	7/10/45	2,083	2,320
7	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	3,194	3,603
7,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	546	588
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	169
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	878
7,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	500	524
7	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	470	505
7	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	650	694
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	2,470	2,667
7	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	593	671
7	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	1,182	1,314
7	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	295	326
7	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	100	106
7	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	3,205	3,528
7	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	3,390	3,685
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,523
7	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	25	26
7	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	460	487
7	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	310	332
7	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	2,450	2,677
7	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	850	930
7	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	6,500	7,031
7	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	4,260	4,606
10	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,650
10	Commonwealth Bank of Australia	2.125%	7/22/20	2,720	2,779
7	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	1,345	1,460
7	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	145	160
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	13,348
7,9	Discover Card Execution Note Trust 2013-A1	0.742%	8/17/20	3,294	3,292
7	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	6,500	6,677
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	9,500	9,816
7	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	3,200	3,247
7,9	Discover Card Execution Note Trust 2016-A2	0.982%	9/15/21	3,670	3,690
10	DNB Boligkreditt AS	1.450%	3/21/18	1,198	1,201
7,10	Enterprise Fleet Financing LLC Series 2013-2	1.510%	3/20/19	799	799
7,10	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	3,300	3,328
7,10	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	7,640	7,641
7,9,10 Evergreen Credit Card Trust 2016-1A		1.162%	4/15/20	36,000	36,013
7	Fifth Third Auto 2013-1	1.300%	2/18/20	8,361	8,369
7,9	First National Master Note Trust 2013-2	0.972%	10/15/19	4,108	4,108
7,9	First National Master Note Trust 2015-1	1.212%	9/15/20	2,790	2,798
7	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	1,450	1,454
7	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	2,285	2,289
7	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	5,790	5,823
7,10	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	4,089	4,174
7,10	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	9,700	9,988
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	4,455	4,498
7,10	Ford Credit Auto Owner Trust 2016-1	2.310%	8/15/27	11,910	12,211
7,10	Ford Credit Auto Owner Trust 2016-2	2.030%	12/15/27	12,230	12,301
7	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	4,510	4,535
7,9	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.942%	2/15/21	6,191	6,167
7,9	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.012%	1/15/22	7,310	7,288

7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	8,705	8,797
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	9,340	9,577
7,9	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.342%	2/15/21	11,720	11,786
7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	13,270	13,334
7	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,986	3,030
7,9	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.892%	3/15/20	23,000	23,009
7	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	8,481	8,471
7,9	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.198%	4/22/19	6,570	6,581
7,9	GE Dealer Floorplan Master Note Trust Series
	2014-1	0.828%	7/20/19	9,800	9,772
7,9	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.898%	10/20/19	2,600	2,594
7,9	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.098%	1/20/22	12,080	12,024
7,10	GM Financial Leasing Trust 2014-1A	1.300%	5/21/18	1,920	1,921
7	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	950	952
7	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	3,880	3,910
7	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	400	402
7	GM Financial Leasing Trust 2016-1	1.790%	3/20/20	7,100	7,109
7	GM Financial Leasing Trust 2016-2	1.620%	9/20/19	21,390	21,503
7	GM Financial Leasing Trust 2016-2	1.760%	3/20/20	5,010	5,041
7,9,10 GMF Floorplan Owner Revolving Trust 2016-1		1.292%	5/17/21	10,260	10,225
7,10	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	8,041	8,059
7,9,10 Golden Credit Card Trust 2014-2A		0.892%	3/15/21	2,921	2,899
7,10	Great America Leasing Receivables 2013-1	1.160%	5/15/18	930	929
7,10	Great America Leasing Receivables 2014-1	1.470%	8/15/20	1,077	1,076
7,10	Great America Leasing Receivables 2016-1	1.990%	4/20/22	3,770	3,778
7	GS Mortgage Securities Trust 2006-GG8	5.560%	11/10/39	2,802	2,798
7,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	264
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	899	957
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	4,835	5,382
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	280	304
7	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,470	1,618
7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	6,080	6,563
7	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	2,239	2,236
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	2,692	2,686
7,10	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	5,580	5,713
7,10	Hertz Vehicle Financing LLC 2016-2	2.950%	3/25/22	6,970	7,162
7,10	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	7,110	7,164
7,10	Hertz Vehicle Financing LLC 2016-4	2.650%	7/25/22	8,470	8,533
7,10	Hilton USA Trust 2013-HLT	2.662%	11/5/30	699	702
7	Honda Auto Receivables 2014-4 Owner Trust	1.460%	10/15/20	930	930
7	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	6,140	6,159
7,10	Hyundai Auto Lease Securitization Trust 2014-
	A	1.010%	9/15/17	987	987
7,10	Hyundai Auto Lease Securitization Trust 2016-
	A	1.800%	12/16/19	2,590	2,601
7,10	Hyundai Auto Lease Securitization Trust 2016-
	B	1.680%	4/15/20	4,110	4,120

7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	2,910	2,944
7,10	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	2,090	2,099
9	Illinois Student Assistance Commission Series
	2010-1	1.688%	4/25/22	1,627	1,629
7,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	1,906	2,027
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	480	485
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	2,722	2,766
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	3,130
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.494%	8/15/46	833	956
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,806
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	425	460
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	944	987
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	833	877
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,548	1,625
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,453	2,731
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	491
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	100	111
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,262
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,676	1,758
7	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.363%	7/15/45	1,310	1,408
7	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.664%	7/15/45	2,680	2,931
7	JPMBB Commercial Mortgage Securities Trust
	2013-C12	4.161%	7/15/45	1,309	1,433
7	JPMBB Commercial Mortgage Securities Trust
	2013-C14	3.761%	8/15/46	358	389
7	JPMBB Commercial Mortgage Securities Trust
	2013-C14	4.133%	8/15/46	270	304
7	JPMBB Commercial Mortgage Securities Trust
	2013-C15	3.659%	11/15/45	179	194
7	JPMBB Commercial Mortgage Securities Trust
	2013-C17	4.199%	1/15/47	3,606	4,075
7	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.079%	2/15/47	2,232	2,500
7	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.439%	2/15/47	402	448
7	JPMBB Commercial Mortgage Securities Trust
	2014-C21	3.428%	8/15/47	580	623
7	JPMBB Commercial Mortgage Securities Trust
	2014-C24	3.639%	11/15/47	970	1,056
7	JPMBB Commercial Mortgage Securities Trust
	2015-C32	3.598%	11/15/48	4,280	4,646

7	JPMBB Commercial Mortgage Securities Trust
	2015-C33	3.562%	12/15/48	155	168
7	JPMBB Commercial Mortgage Securities Trust
	2015-C33	3.770%	12/15/48	2,430	2,673
7,9,10 Lanark Master Issuer plc 2013-1A		1.154%	12/22/54	5,403	5,396
7	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	2,492	2,494
7	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	2,861	2,865
7	LB-UBS Commercial Mortgage Trust 2008-C1	6.248%	4/15/41	7,580	7,957
7,10	M&T Bank Auto Receivables Trust 2013-1A	1.570%	8/15/18	3,123	3,131
7,9,10 Master Credit Card Trust 2016-1A		1.198%	9/23/19	10,790	10,805
7,9	MBNA Credit Card Master Note Trust 2004-A3	0.702%	8/16/21	15,215	15,142
7	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	2,670	2,686
7	Mercedes-Benz Auto Lease Trust 2016-A	1.690%	11/15/21	5,400	5,419
7,9,10 Mercedes-Benz Master Owner Trust 2016-B		1.142%	5/17/21	12,000	12,005
7	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	1,616	1,614
7,10	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	49	49
7,10	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	6,271	6,326
7,10	MMAF Equipment Finance LLC 2012-A	1.680%	5/11/20	1,732	1,745
7,10	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	599	606
7,10	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	895	923
7,10	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	5,240	5,294
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	2,328	2,468
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	416	447
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	1,132	1,184
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	4,581	5,128
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	880	980
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.360%	8/15/46	350	397
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	375	408
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	130	147
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	84
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	358	401
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	179	199
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	4,350	4,862
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	2,464	2,721
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	295	323
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	1,090	1,143
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	2,800	3,066
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	2,640	2,807
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	4,345	4,743

7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	3.325%	5/15/49	1,500	1,595
7	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,759	1,768
7,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,982	2,097
7	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,760	1,919
10	National Australia Bank Ltd.	2.250%	3/16/21	13,870	14,236
7,9	Navient Student Loan Trust 2014-8	0.893%	4/25/23	8,100	7,998
7,9	Navient Student Loan Trust 2015-3	1.103%	6/26/56	4,800	4,575
7,9,10 Navient Student Loan Trust 2016-2		1.503%	6/25/65	1,450	1,456
7,9,10 Navient Student Loan Trust 2016-3		1.457%	6/25/65	1,880	1,874
7,10	NextGear Floorplan Master Owner Trust 2016-
	1A	2.740%	4/15/21	2,950	2,973
7	Nissan Auto Lease Trust 2014-A	1.040%	10/15/19	4,486	4,486
7	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	875	880
7	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	14,700	14,763
7	Nissan Auto Receivables 2015-B Owner Trust	1.500%	9/15/21	6,990	7,041
7	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	775	789
7	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	15,000	15,166
7	Nissan Auto Receivables 2016-A Owner Trust	1.590%	7/15/22	9,120	9,231
7	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,910	2,926
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	7,500	7,525
10	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	3,200	3,252
9	North Carolina State Education Assistance
	Authority 2011-1	1.538%	1/26/26	1,005	1,004
7,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	840	852
	Royal Bank of Canada	2.200%	9/23/19	3,072	3,148
	Royal Bank of Canada	2.100%	10/14/20	4,360	4,455
7	Royal Bank of Canada	1.875%	2/5/21	4,800	4,862
	Royal Bank of Canada	2.300%	3/22/21	2,903	2,987
7,9	SLM Student Loan Trust 2005-5	0.738%	4/25/25	9,026	8,928
7,9	SLM Student Loan Trust 2014-1	0.833%	7/26/21	4,450	4,431
7	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	684	683
7	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	963	961
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	269	269
10	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	998	999
7,10	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	5,077	5,133
10	Swedbank Hypotek AB	1.375%	3/28/18	1,131	1,135
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,955	3,054
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	3,500	3,517
7	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	6,363	6,549
7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	5,840	5,941
7	Toyota Auto Receivables 2015-6 Owner Trust	1.520%	8/16/21	2,470	2,487
7,9,10 Trillium Credit Card Trust II 2016-1A		1.185%	5/26/21	23,940	23,946
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	244	269
7,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	3,870	4,155
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,340	1,402
7,10	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,470	2,595
7	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	2,153	2,151
7,10	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,300	1,284

7,10	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	1,280	1,293
7	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,238	3,267
7	Wells Fargo Commercial Mortgage Trust 2012-
	LC5	2.918%	10/15/45	863	905
7	Wells Fargo Commercial Mortgage Trust 2012-
	LC5	3.539%	10/15/45	327	350
7	Wells Fargo Commercial Mortgage Trust 2013-
	LC12	3.928%	7/15/46	416	455
7	Wells Fargo Commercial Mortgage Trust 2013-
	LC12	4.218%	7/15/46	290	326
7	Wells Fargo Commercial Mortgage Trust 2015-
	C26	2.991%	2/15/48	90	94
7	Wells Fargo Commercial Mortgage Trust 2015-
	C26	3.166%	2/15/48	215	226
7	Wells Fargo Commercial Mortgage Trust 2015-
	C29	3.400%	6/15/48	550	587
7	Wells Fargo Commercial Mortgage Trust 2015-
	C29	3.637%	6/15/48	7,270	7,842
7	Wells Fargo Commercial Mortgage Trust 2015-
	C30	3.411%	9/15/58	3,100	3,327
7	Wells Fargo Commercial Mortgage Trust 2015-
	C30	3.664%	9/15/58	1,870	2,042
7	Wells Fargo Commercial Mortgage Trust 2015-
	LC22	3.839%	9/15/58	3,340	3,693
7	Wells Fargo Commercial Mortgage Trust 2015-
	SG1	3.556%	12/15/47	240	258
7	Wells Fargo Commercial Mortgage Trust 2015-
	SG1	3.789%	12/15/47	720	791
10	Westpac Banking Corp.	2.450%	11/28/16	4,837	4,866
10	Westpac Banking Corp.	1.850%	11/26/18	1,028	1,041
10	Westpac Banking Corp.	2.000%	3/3/20	3,280	3,339
10	Westpac Banking Corp.	2.250%	11/9/20	3,460	3,545
10	Westpac Banking Corp.	2.100%	2/25/21	5,260	5,355
7,10	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,221	1,354
7	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,072	1,159
7	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	610	669
7	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	208	220
7	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,428	2,549
7	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	566	600
7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	476	513
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	225	253
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	161	173
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	595	643
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,488	1,673
7	WFRBS Commercial Mortgage Trust 2014-
	C14	3.766%	3/15/47	60	66
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	971	1,086
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	775	859

7	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,010	2,181
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	140	150
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	1,272	1,417
7	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	1,732	1,741
7,9	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.922%	2/15/22	2,585	2,585
7	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	1,330	1,371
7	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	1,953	1,960
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	3,360	3,374
7	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	15,000	15,157
7	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	1,390	1,411
7	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	850	849
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,331,159)					1,350,469
Corporate Bonds (21.5%)
Finance (10.6%)
	Banking (8.7%)
10	ABN AMRO Bank NV	2.500%	10/30/18	5,390	5,525
	American Express Bank FSB	6.000%	9/13/17	1,000	1,055
	American Express Centurion Bank	6.000%	9/13/17	1,731	1,827
	American Express Credit Corp.	1.875%	11/5/18	4,107	4,154
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,839
	American Express Credit Corp.	2.375%	5/26/20	4,900	5,013
10	ANZ New Zealand International Ltd.	2.750%	2/3/21	4,050	4,157
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	3,640	3,691
10	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	2,270	2,365
	Bank of New York Mellon Corp.	1.969%	6/20/17	2,880	2,905
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,770	4,159
	Bank of New York Mellon Corp.	2.150%	2/24/20	590	603
	Bank of New York Mellon Corp.	2.600%	8/17/20	1,246	1,293
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,207
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,745
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	2,038
	Bank of New York Mellon Corp.	3.000%	2/24/25	600	633
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,685	3,808
	Bank of Nova Scotia	2.050%	10/30/18	11,910	12,101
	Bank of Nova Scotia	4.375%	1/13/21	4,490	4,997
	Bank of Nova Scotia	2.450%	3/22/21	6,935	7,131
10	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	4,192	4,333
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	7,230	7,477
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	8,860	9,035
	BB&T Corp.	2.050%	6/19/18	3,798	3,860
	Bear Stearns Cos. LLC	6.400%	10/2/17	7,190	7,640
	Bear Stearns Cos. LLC	7.250%	2/1/18	5,050	5,502
	BNP Paribas SA	1.375%	3/17/17	1,800	1,809
	BNP Paribas SA	2.700%	8/20/18	3,590	3,678
	BNP Paribas SA	2.400%	12/12/18	5,350	5,459
	BPCE SA	2.500%	12/10/18	7,485	7,637
	BPCE SA	2.500%	7/15/19	2,225	2,274
	BPCE SA	2.650%	2/3/21	2,550	2,617
	BPCE SA	4.000%	4/15/24	5,750	6,298
	Branch Banking & Trust Co.	3.625%	9/16/25	1,525	1,619

	Commonwealth Bank of Australia	1.625%	3/12/18	990	997
	Commonwealth Bank of Australia	2.500%	9/20/18	9,260	9,478
	Commonwealth Bank of Australia	1.750%	11/2/18	710	715
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,044
	Commonwealth Bank of Australia	2.300%	9/6/19	6,329	6,431
10	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,311
	Commonwealth Bank of Australia	2.400%	11/2/20	1,355	1,382
10	Commonwealth Bank of Australia	4.500%	12/9/25	3,125	3,275
10	Commonwealth Bank of Australia	2.850%	5/18/26	6,625	6,719
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,380	2,427
	Cooperatieve Rabobank UA	2.250%	1/14/20	1,960	1,989
	Cooperatieve Rabobank UA	2.500%	1/19/21	2,020	2,070
	Cooperatieve Rabobank UA	3.875%	2/8/22	4,187	4,562
	Cooperatieve Rabobank UA	4.625%	12/1/23	10,840	11,451
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,292	1,352
	Credit Suisse AG	2.300%	5/28/19	5,990	6,070
	Credit Suisse AG	3.000%	10/29/21	3,000	3,069
	Credit Suisse AG	3.625%	9/9/24	2,800	2,888
10	Danske Bank A/S	2.750%	9/17/20	1,105	1,127
10	Danske Bank A/S	2.800%	3/10/21	6,584	6,826
	Fifth Third Bank	2.300%	3/15/19	1,360	1,388
	Fifth Third Bank	2.250%	6/14/21	5,364	5,448
	Goldman Sachs Group Inc.	2.550%	10/23/19	13,230	13,523
	Goldman Sachs Group Inc.	6.000%	6/15/20	3,165	3,608
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,200	1,352
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,970	10,403
	Goldman Sachs Group Inc.	4.000%	3/3/24	10,000	10,697
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,994
	Goldman Sachs Group Inc.	3.500%	1/23/25	11,275	11,590
10	HSBC Bank plc	1.500%	5/15/18	2,250	2,243
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,215
	HSBC Holdings plc	5.100%	4/5/21	5,840	6,430
	HSBC Holdings plc	2.950%	5/25/21	5,400	5,463
	HSBC Holdings plc	4.000%	3/30/22	4,400	4,711
	HSBC Holdings plc	3.600%	5/25/23	4,520	4,620
	HSBC Holdings plc	4.300%	3/8/26	7,389	7,836
	HSBC Holdings plc	3.900%	5/25/26	4,960	5,101
	HSBC USA Inc.	2.625%	9/24/18	2,700	2,742
	HSBC USA Inc.	2.375%	11/13/19	2,960	2,987
	HSBC USA Inc.	2.750%	8/7/20	780	790
	Huntington National Bank	2.200%	11/6/18	1,812	1,834
10	ING Bank NV	2.750%	3/22/21	8,055	8,320
	JPMorgan Chase & Co.	2.000%	8/15/17	4,490	4,532
	JPMorgan Chase & Co.	1.700%	3/1/18	2,400	2,414
	JPMorgan Chase & Co.	1.625%	5/15/18	545	547
	JPMorgan Chase & Co.	2.250%	1/23/20	8,352	8,459
	JPMorgan Chase & Co.	4.950%	3/25/20	3,995	4,417
	JPMorgan Chase & Co.	2.750%	6/23/20	4,475	4,596
	JPMorgan Chase & Co.	4.400%	7/22/20	4,720	5,143
	JPMorgan Chase & Co.	4.250%	10/15/20	4,784	5,205
	JPMorgan Chase & Co.	2.550%	10/29/20	5,165	5,268
	JPMorgan Chase & Co.	2.550%	3/1/21	1,500	1,526
	JPMorgan Chase & Co.	4.625%	5/10/21	2,740	3,044
	JPMorgan Chase & Co.	2.400%	6/7/21	3,635	3,683
	JPMorgan Chase & Co.	4.350%	8/15/21	7,155	7,870
	JPMorgan Chase & Co.	4.500%	1/24/22	9,891	10,972
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,281

	JPMorgan Chase & Co.	3.200%	1/25/23	10,053	10,387
	JPMorgan Chase & Co.	2.700%	5/18/23	5,337	5,364
	JPMorgan Chase & Co.	3.875%	2/1/24	1,500	1,622
	JPMorgan Chase & Co.	3.625%	5/13/24	3,350	3,554
	JPMorgan Chase & Co.	3.125%	1/23/25	700	715
	JPMorgan Chase & Co.	3.300%	4/1/26	6,105	6,282
	JPMorgan Chase & Co.	3.200%	6/15/26	3,170	3,242
	JPMorgan Chase Bank NA	6.000%	10/1/17	7,190	7,599
	KeyBank NA	1.650%	2/1/18	2,400	2,412
	KeyBank NA	2.350%	3/8/19	881	900
	Lloyds Bank plc	1.750%	5/14/18	3,080	3,071
	Lloyds Bank plc	2.050%	1/22/19	4,160	4,134
	Lloyds Bank plc	2.350%	9/5/19	1,960	1,973
	Lloyds Bank plc	2.700%	8/17/20	1,545	1,576
	Lloyds Bank plc	3.500%	5/14/25	460	473
10	Macquarie Bank Ltd.	3.900%	1/15/26	5,875	6,134
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,195
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	3,400	3,471
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,400	1,439
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,100	6,673
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	4,665	4,786
	Morgan Stanley	2.500%	1/24/19	4,973	5,068
	Morgan Stanley	2.375%	7/23/19	10,356	10,528
	Morgan Stanley	5.625%	9/23/19	2,868	3,179
	Morgan Stanley	2.650%	1/27/20	2,000	2,033
	Morgan Stanley	5.750%	1/25/21	6,800	7,762
	Morgan Stanley	2.500%	4/21/21	329	332
	Morgan Stanley	3.875%	4/29/24	7,500	8,027
	Morgan Stanley	3.875%	1/27/26	2,504	2,660
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,669
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,832
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,492
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,197
	National Australia Bank Ltd.	2.000%	1/14/19	728	739
	National Bank of Canada	2.100%	12/14/18	2,525	2,559
10	Nordea Bank AB	1.875%	9/17/18	2,440	2,468
10	Nordea Bank AB	2.500%	9/17/20	1,865	1,913
	PNC Bank NA	2.200%	1/28/19	3,300	3,367
	PNC Bank NA	2.450%	11/5/20	1,707	1,761
	PNC Bank NA	2.150%	4/29/21	2,233	2,278
	PNC Bank NA	2.700%	11/1/22	4,900	4,955
	PNC Bank NA	3.300%	10/30/24	1,450	1,546
	PNC Bank NA	2.950%	2/23/25	4,610	4,808
	PNC Bank NA	3.250%	6/1/25	597	630
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,242
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,852
	PNC Funding Corp.	3.300%	3/8/22	3,590	3,820
	Royal Bank of Canada	2.500%	1/19/21	3,710	3,845
	Santander UK plc	1.375%	3/13/17	760	758
	Santander UK plc	1.650%	9/29/17	4,500	4,499
	Santander UK plc	3.050%	8/23/18	3,410	3,490
	Santander UK plc	2.500%	3/14/19	3,118	3,150
	Santander UK plc	2.350%	9/10/19	3,950	3,969
	Santander UK plc	4.000%	3/13/24	1,384	1,487
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,220	1,262
	State Street Corp.	1.350%	5/15/18	1,800	1,810
	State Street Corp.	3.300%	12/16/24	1,790	1,926

	State Street Corp.	3.550%	8/18/25	2,611	2,828
	State Street Corp.	2.650%	5/19/26	5,552	5,676
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	2,864	2,984
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,296	1,420
	Svenska Handelsbanken AB	2.400%	10/1/20	610	626
	Svenska Handelsbanken AB	2.450%	3/30/21	4,610	4,736
10	Swedbank AB	2.375%	2/27/19	3,770	3,848
10	Swedbank AB	2.650%	3/10/21	3,861	4,007
	Toronto-Dominion Bank	2.500%	12/14/20	6,580	6,809
	Toronto-Dominion Bank	2.125%	4/7/21	9,125	9,288
	UBS AG	1.800%	3/26/18	4,000	4,035
	UBS AG	2.375%	8/14/19	3,730	3,817
	US Bancorp	4.125%	5/24/21	1,350	1,502
	US Bancorp	3.100%	4/27/26	1,212	1,261
	US Bank NA	1.350%	1/26/18	601	605
	Wachovia Corp.	5.750%	6/15/17	3,390	3,537
	Wachovia Corp.	5.750%	2/1/18	6,740	7,208
	Wells Fargo & Co.	5.625%	12/11/17	7,020	7,470
	Wells Fargo & Co.	2.150%	1/15/19	75	77
	Wells Fargo & Co.	2.125%	4/22/19	2,400	2,454
	Wells Fargo & Co.	2.150%	1/30/20	6,490	6,603
	Wells Fargo & Co.	2.600%	7/22/20	7,410	7,618
	Wells Fargo & Co.	2.550%	12/7/20	6,593	6,761
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,345
	Wells Fargo & Co.	4.600%	4/1/21	5,670	6,334
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,703
	Wells Fargo & Co.	3.300%	9/9/24	11,193	11,712
	Wells Fargo & Co.	3.000%	2/19/25	4,700	4,810
	Wells Fargo & Co.	3.550%	9/29/25	8,054	8,586
	Wells Fargo Bank NA	6.000%	11/15/17	7,190	7,648
	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,686
	Westpac Banking Corp.	1.950%	11/23/18	2,376	2,407
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,958
	Westpac Banking Corp.	2.600%	11/23/20	6,430	6,645
	Westpac Banking Corp.	2.100%	5/13/21	9,365	9,468
	Westpac Banking Corp.	2.850%	5/13/26	1,000	1,017

	Brokerage (0.2%)
	Charles Schwab Corp.	2.200%	7/25/18	450	458
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,496
	CME Group Inc.	3.000%	3/15/25	1,340	1,395
	Invesco Finance plc	3.125%	11/30/22	4,490	4,697
	Invesco Finance plc	3.750%	1/15/26	3,060	3,300
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	63
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,441

	Finance Companies (0.3%)
10	GE Capital International Funding Co.	2.342%	11/15/20	15,782	16,309
10	GE Capital International Funding Co.	3.373%	11/15/25	6,433	7,020

	Insurance (1.2%)
	Aetna Inc.	2.400%	6/15/21	1,145	1,169
	Aetna Inc.	2.750%	11/15/22	1,700	1,735
	Aetna Inc.	2.800%	6/15/23	2,050	2,092
	Aetna Inc.	3.200%	6/15/26	4,415	4,530
	Berkshire Hathaway Inc.	2.750%	3/15/23	20,850	21,540
	Berkshire Hathaway Inc.	3.125%	3/15/26	5,970	6,260

	Chubb INA Holdings Inc.	2.875%	11/3/22	1,680	1,757
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,860	4,111
	Chubb INA Holdings Inc.	3.150%	3/15/25	5,109	5,332
	Chubb INA Holdings Inc.	3.350%	5/3/26	760	809
10	Jackson National Life Global Funding	4.700%	6/1/18	2,250	2,379
	Manulife Financial Corp.	4.900%	9/17/20	6,695	7,418
	Manulife Financial Corp.	4.150%	3/4/26	7,914	8,497
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,820	5,358
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,995	2,065
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	740	768
	MetLife Inc.	3.600%	4/10/24	995	1,049
	MetLife Inc.	3.000%	3/1/25	1,500	1,514
	MetLife Inc.	3.600%	11/13/25	2,480	2,606
10	Metropolitan Life Global Funding I	3.000%	1/10/23	3,500	3,591
	PartnerRe Finance A LLC	6.875%	6/1/18	2,250	2,447
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,941
10	Pricoa Global Funding I	2.550%	11/24/20	2,130	2,197
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,270	1,311
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	4,580	4,641
	UnitedHealth Group Inc.	1.900%	7/16/18	1,020	1,036
	UnitedHealth Group Inc.	2.700%	7/15/20	1,010	1,052
	UnitedHealth Group Inc.	3.350%	7/15/22	2,080	2,226
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,802
	UnitedHealth Group Inc.	3.750%	7/15/25	1,290	1,416

	Real Estate Investment Trusts (0.2%)
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,388
	Federal Realty Investment Trust	2.750%	6/1/23	4,490	4,579
	Simon Property Group LP	5.650%	2/1/20	3,860	4,370
	Simon Property Group LP	2.500%	9/1/20	727	752
	Simon Property Group LP	4.375%	3/1/21	4,400	4,895
	Simon Property Group LP	3.750%	2/1/24	2,661	2,909
	Simon Property Group LP	3.500%	9/1/25	891	956
	Simon Property Group LP	3.300%	1/15/26	894	952
					949,952
Industrial (9.8%)
	Basic Industry (0.3%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	1,100	1,174
	Air Products & Chemicals Inc.	2.750%	2/3/23	1,040	1,074
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,070	1,101
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,885	6,217
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,620	4,799
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	5,570	6,075
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	545	670
	Praxair Inc.	3.000%	9/1/21	3,600	3,839
	Praxair Inc.	2.450%	2/15/22	2,455	2,547
	Praxair Inc.	2.200%	8/15/22	1,120	1,145
	Praxair Inc.	2.650%	2/5/25	1,015	1,053
	Sherwin-Williams Co.	3.450%	8/1/25	900	934

	Capital Goods (1.4%)
10	Airbus Group Finance BV	2.700%	4/17/23	9,486	9,836
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,000	6,301
	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,070	7,544
	Caterpillar Inc.	2.600%	6/26/22	1,250	1,290
	Caterpillar Inc.	3.400%	5/15/24	2,625	2,823
	Deere & Co.	2.600%	6/8/22	5,220	5,385

	Dover Corp.	3.150%	11/15/25	1,825	1,935
	General Electric Capital Corp.	6.000%	8/7/19	1,441	1,651
	General Electric Capital Corp.	5.500%	1/8/20	4,137	4,708
	General Electric Capital Corp.	2.200%	1/9/20	961	991
	General Electric Capital Corp.	5.550%	5/4/20	391	452
	General Electric Capital Corp.	4.375%	9/16/20	1,604	1,791
	General Electric Capital Corp.	4.625%	1/7/21	12,962	14,703
	General Electric Capital Corp.	5.300%	2/11/21	1,286	1,486
	General Electric Capital Corp.	4.650%	10/17/21	7,785	8,912
	General Electric Capital Corp.	3.150%	9/7/22	3,306	3,548
	General Electric Capital Corp.	3.100%	1/9/23	8,336	8,901
	Illinois Tool Works Inc.	3.500%	3/1/24	2,650	2,916
	John Deere Capital Corp.	2.450%	9/11/20	5,175	5,342
	John Deere Capital Corp.	2.800%	3/4/21	3,475	3,646
	John Deere Capital Corp.	2.750%	3/15/22	1,980	2,049
	John Deere Capital Corp.	2.800%	1/27/23	1,925	2,002
	John Deere Capital Corp.	2.800%	3/6/23	10,985	11,499
	Parker Hannifin Corp.	3.500%	9/15/22	1,885	2,064
	Parker-Hannifin Corp.	3.300%	11/21/24	815	877
	Precision Castparts Corp.	2.500%	1/15/23	4,130	4,270
	Raytheon Co.	2.500%	12/15/22	2,520	2,623
	Raytheon Co.	3.150%	12/15/24	2,750	2,980
	Raytheon Co.	7.000%	11/1/28	3,665	5,186

	Communication (0.7%)
	America Movil SAB de CV	2.375%	9/8/16	1,335	1,336
	America Movil SAB de CV	5.000%	10/16/19	1,800	1,968
	America Movil SAB de CV	5.000%	3/30/20	4,800	5,306
	America Movil SAB de CV	3.125%	7/16/22	7,364	7,532
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,530	2,178
	Comcast Corp.	5.875%	2/15/18	2,100	2,262
	Comcast Corp.	5.700%	5/15/18	2,220	2,411
	Comcast Corp.	2.850%	1/15/23	2,700	2,839
	Comcast Corp.	3.600%	3/1/24	3,600	3,946
	Comcast Corp.	3.375%	2/15/25	2,885	3,115
	Comcast Corp.	3.375%	8/15/25	1,815	1,957
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	9,171
	NBCUniversal Media LLC	4.375%	4/1/21	6,290	7,012
	NBCUniversal Media LLC	2.875%	1/15/23	4,390	4,612
	Walt Disney Co.	3.150%	9/17/25	2,500	2,739
	Walt Disney Co.	3.000%	2/13/26	1,500	1,615

	Consumer Cyclical (1.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,030	1,059
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,285	1,320
	American Honda Finance Corp.	1.600%	7/13/18	700	708
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,794
	American Honda Finance Corp.	2.450%	9/24/20	2,225	2,311
	Automatic Data Processing Inc.	3.375%	9/15/25	475	517
10	BMW US Capital LLC	2.000%	4/11/21	4,740	4,776
10	BMW US Capital LLC	2.800%	4/11/26	4,915	5,041
	Costco Wholesale Corp.	2.250%	2/15/22	2,790	2,874
	Cummins Inc.	3.650%	10/1/23	1,350	1,464
	Harley-Davidson Inc.	3.500%	7/28/25	2,665	2,859
	Home Depot Inc.	4.400%	4/1/21	2,030	2,287
	Home Depot Inc.	2.625%	6/1/22	2,700	2,824
	Home Depot Inc.	3.350%	9/15/25	950	1,036

	Home Depot Inc.	3.000%	4/1/26	870	925
	Lowe's Cos. Inc.	4.625%	4/15/20	2,070	2,278
	Lowe's Cos. Inc.	3.800%	11/15/21	355	390
	Lowe's Cos. Inc.	3.120%	4/15/22	3,590	3,836
	Lowe's Cos. Inc.	3.875%	9/15/23	3,775	4,213
	Lowe's Cos. Inc.	3.375%	9/15/25	775	847
	Lowe's Cos. Inc.	2.500%	4/15/26	4,200	4,279
	MasterCard Inc.	3.375%	4/1/24	1,350	1,464
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	5,415	5,590
	PACCAR Financial Corp.	1.750%	8/14/18	740	751
	PACCAR Financial Corp.	2.200%	9/15/19	450	462
	Starbucks Corp.	2.100%	2/4/21	1,980	2,035
	Starbucks Corp.	2.450%	6/15/26	3,645	3,685
	Target Corp.	2.500%	4/15/26	1,750	1,792
	TJX Cos. Inc.	6.950%	4/15/19	6,740	7,786
	TJX Cos. Inc.	2.750%	6/15/21	3,150	3,329
	TJX Cos. Inc.	2.500%	5/15/23	900	938
	Toyota Motor Credit Corp.	1.550%	7/13/18	500	505
	Toyota Motor Credit Corp.	2.800%	7/13/22	600	631
	VF Corp.	3.500%	9/1/21	1,900	2,064
	Visa Inc.	2.200%	12/14/20	4,465	4,599
	Visa Inc.	2.800%	12/14/22	4,465	4,697
	Visa Inc.	3.150%	12/14/25	14,825	15,778
	Wal-Mart Stores Inc.	3.625%	7/8/20	1,365	1,493
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,485	1,605
	Wal-Mart Stores Inc.	4.250%	4/15/21	2,852	3,231
	Wal-Mart Stores Inc.	2.550%	4/11/23	6,290	6,554

	Consumer Noncyclical (2.1%)
	Altria Group Inc.	2.850%	8/9/22	9,340	9,786
	Altria Group Inc.	4.000%	1/31/24	5,305	5,937
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,840	6,224
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	970	972
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	2,050	2,094
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	6,300	6,528
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,355	2,388
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	11,900	12,507
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	27,000	28,856
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,990	2,249
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,725	2,769
	Coca-Cola Co.	3.300%	9/1/21	3,590	3,896
	Coca-Cola Co.	3.200%	11/1/23	1,435	1,546
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,655	2,701
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,448
	Colgate-Palmolive Co.	2.100%	5/1/23	1,200	1,222
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,547
	Danaher Corp.	3.900%	6/23/21	2,215	2,442
	Danaher Corp.	3.350%	9/15/25	6,375	7,030
	Gilead Sciences Inc.	3.250%	9/1/22	4,085	4,357
	Gilead Sciences Inc.	3.700%	4/1/24	14,585	15,803
	Gilead Sciences Inc.	3.500%	2/1/25	5,185	5,539
	Gilead Sciences Inc.	3.650%	3/1/26	6,955	7,565
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,189
	Kimberly-Clark Corp.	3.625%	8/1/20	630	688
	Kimberly-Clark Corp.	2.650%	3/1/25	3,000	3,146
	Kimberly-Clark Corp.	2.750%	2/15/26	6,500	6,800
	McCormick & Co. Inc.	3.500%	9/1/23	2,500	2,706

	McCormick & Co. Inc.	3.250%	11/15/25	485	521
	Medtronic Inc.	5.600%	3/15/19	1,800	2,008
	Medtronic Inc.	3.500%	3/15/25	4,400	4,812
	PepsiCo Inc.	7.900%	11/1/18	900	1,040
	PepsiCo Inc.	4.500%	1/15/20	2,250	2,491
	PepsiCo Inc.	3.000%	8/25/21	1,360	1,449
	PepsiCo Inc.	3.100%	7/17/22	6,318	6,732
	PepsiCo Inc.	2.750%	3/1/23	900	942
	PepsiCo Inc.	3.600%	3/1/24	6,536	7,184
	PepsiCo Inc.	2.850%	2/24/26	2,615	2,738
10	Roche Holdings Inc.	2.875%	9/29/21	1,590	1,686
10	Roche Holdings Inc.	3.350%	9/30/24	3,860	4,179

	Energy (1.6%)
	BP Capital Markets plc	1.375%	5/10/18	1,800	1,803
	BP Capital Markets plc	2.241%	9/26/18	3,780	3,856
	BP Capital Markets plc	4.750%	3/10/19	7,640	8,278
	BP Capital Markets plc	4.500%	10/1/20	4,040	4,470
	BP Capital Markets plc	3.561%	11/1/21	6,917	7,435
	BP Capital Markets plc	3.062%	3/17/22	915	954
	BP Capital Markets plc	3.245%	5/6/22	2,600	2,734
	BP Capital Markets plc	2.500%	11/6/22	3,140	3,166
	BP Capital Markets plc	2.750%	5/10/23	6,630	6,677
	BP Capital Markets plc	3.994%	9/26/23	900	974
	BP Capital Markets plc	3.814%	2/10/24	3,590	3,849
	BP Capital Markets plc	3.535%	11/4/24	915	965
	BP Capital Markets plc	3.119%	5/4/26	1,600	1,629
	Chevron Corp.	2.193%	11/15/19	450	462
	Chevron Corp.	2.411%	3/3/22	3,290	3,353
	Chevron Corp.	2.355%	12/5/22	4,825	4,901
	Chevron Corp.	3.191%	6/24/23	8,550	9,063
	Dominion Gas Holdings LLC	2.500%	12/15/19	2,690	2,744
	Dominion Gas Holdings LLC	2.800%	11/15/20	2,685	2,778
	Exxon Mobil Corp.	2.397%	3/6/22	1,100	1,130
	Halliburton Co.	5.900%	9/15/18	450	489
	Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,258
	Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,377
	Occidental Petroleum Corp.	3.125%	2/15/22	2,695	2,821
	Occidental Petroleum Corp.	2.600%	4/15/22	1,920	1,967
	Occidental Petroleum Corp.	2.700%	2/15/23	1,800	1,834
	Occidental Petroleum Corp.	3.500%	6/15/25	3,000	3,193
	Occidental Petroleum Corp.	3.400%	4/15/26	250	264
10	Schlumberger Holdings Corp.	3.625%	12/21/22	6,000	6,332
	Schlumberger Investment SA	3.650%	12/1/23	3,590	3,851
	Shell International Finance BV	4.375%	3/25/20	1,840	2,017
	Shell International Finance BV	3.250%	5/11/25	1,800	1,883
	Shell International Finance BV	2.875%	5/10/26	9,500	9,647
	Total Capital Canada Ltd.	2.750%	7/15/23	2,700	2,774
	Total Capital International SA	2.750%	6/19/21	7,190	7,477
	Total Capital International SA	2.875%	2/17/22	4,040	4,196
	Total Capital International SA	2.700%	1/25/23	1,350	1,384
	Total Capital SA	4.450%	6/24/20	8,800	9,745
	Total Capital SA	4.125%	1/28/21	805	884
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,200	1,192

Other Industrial (0.2%)
Fluor Corp.	3.500%	12/15/24	13,795	14,736

Technology (1.3%)
Analog Devices Inc.	3.900%	12/15/25	1,490	1,657
Apple Inc.	2.000%	5/6/20	3,705	3,797
Apple Inc.	2.250%	2/23/21	1,500	1,544
Apple Inc.	2.850%	5/6/21	5,840	6,172
Apple Inc.	2.150%	2/9/22	895	912
Apple Inc.	2.850%	2/23/23	4,780	5,008
Apple Inc.	2.400%	5/3/23	3,590	3,659
Apple Inc.	3.450%	5/6/24	5,385	5,833
Apple Inc.	2.500%	2/9/25	4,105	4,174
Apple Inc.	3.200%	5/13/25	1,360	1,440
Apple Inc.	3.250%	2/23/26	6,360	6,741
Applied Materials Inc.	2.625%	10/1/20	1,735	1,803
Applied Materials Inc.	3.900%	10/1/25	5,447	6,046
Baidu Inc.	3.250%	8/6/18	7,075	7,254
Cisco Systems Inc.	4.450%	1/15/20	590	651
Cisco Systems Inc.	2.950%	2/28/26	4,290	4,567
EMC Corp.	2.650%	6/1/20	1,315	1,255
EMC Corp.	3.375%	6/1/23	565	515
Intel Corp.	2.450%	7/29/20	885	919
Intel Corp.	3.300%	10/1/21	6,780	7,338
Intel Corp.	3.100%	7/29/22	1,335	1,437
Intel Corp.	2.700%	12/15/22	5,390	5,656
Intel Corp.	3.700%	7/29/25	5,240	5,830
Intel Corp.	2.600%	5/19/26	6,300	6,385
International Business Machines Corp.	3.625%	2/12/24	1,800	1,965
Microsoft Corp.	2.375%	2/12/22	445	460
Microsoft Corp.	2.650%	11/3/22	700	730
Microsoft Corp.	2.700%	2/12/25	2,685	2,772
Microsoft Corp.	3.125%	11/3/25	985	1,053
Oracle Corp.	2.375%	1/15/19	2,920	3,006
Oracle Corp.	2.800%	7/8/21	1,345	1,412
Oracle Corp.	2.500%	5/15/22	7,025	7,190
Oracle Corp.	3.625%	7/15/23	290	318
Oracle Corp.	3.400%	7/8/24	4,000	4,276
Oracle Corp.	2.950%	5/15/25	1,400	1,452
QUALCOMM Inc.	2.250%	5/20/20	2,315	2,381
Xilinx Inc.	3.000%	3/15/21	1,390	1,456

Transportation (0.9%)
7 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	4,675	4,897
Burlington Northern Santa Fe LLC	3.400%	9/1/24	9,470	10,310
Burlington Northern Santa Fe LLC	3.000%	4/1/25	5,840	6,174
Burlington Northern Santa Fe LLC	6.875%	12/1/27	4,965	6,621
7 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	903	955
7 CSX Transportation Inc.	6.251%	1/15/23	1,365	1,599
7 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	4,250	4,940
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	3,346	3,773
7 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	3,861	4,363

	Union Pacific Corp.	4.163%	7/15/22	12,740	14,349
	Union Pacific Corp.	2.750%	4/15/23	4,555	4,769
	Union Pacific Corp.	3.646%	2/15/24	1,340	1,479
	Union Pacific Corp.	3.750%	3/15/24	3,770	4,188
7	United Airlines 2013-1 Class A Pass Through
	Trust	4.300%	2/15/27	1,270	1,372
	United Airlines 2015-1 Class A Pass Through
	Trust	3.700%	6/1/24	4,070	4,212
7	United Airlines 2016-1 Class AA Pass Through
	Trust	3.100%	7/7/28	4,820	4,953
	United Parcel Service Inc.	2.450%	10/1/22	1,467	1,518
					884,760
Utilities (1.1%)
	Electric (1.0%)
	Alabama Power Co.	2.800%	4/1/25	2,400	2,495
	Ameren Illinois Co.	2.700%	9/1/22	1,827	1,909
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,600	5,028
	Berkshire Hathaway Energy Co.	8.480%	9/15/28	3,375	5,218
	Commonwealth Edison Co.	3.400%	9/1/21	2,500	2,703
	Commonwealth Edison Co.	3.100%	11/1/24	3,000	3,194
	Commonwealth Edison Co.	2.550%	6/15/26	3,775	3,830
	Connecticut Light & Power Co.	2.500%	1/15/23	5,550	5,673
	Consumers Energy Co.	2.850%	5/15/22	4,380	4,582
	Consumers Energy Co.	3.125%	8/31/24	1,350	1,432
	Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,374
	Entergy Louisiana LLC	3.050%	6/1/31	2,230	2,285
	Entergy Mississippi Inc.	2.850%	6/1/28	4,280	4,373
	Georgia Power Co.	3.250%	4/1/26	2,795	2,969
	MidAmerican Energy Co.	5.300%	3/15/18	3,326	3,557
	MidAmerican Energy Co.	3.700%	9/15/23	1,350	1,487
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	4,242	5,121
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	3,500	3,615
	Pacific Gas & Electric Co.	3.250%	9/15/21	550	590
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,185	2,396
	Pacific Gas & Electric Co.	3.500%	6/15/25	1,980	2,155
	PacifiCorp	5.500%	1/15/19	2,665	2,938
	PacifiCorp	3.600%	4/1/24	3,600	3,955
	Southwestern Public Service Co.	3.300%	6/15/24	13,616	14,563
	Westar Energy Inc.	2.550%	7/1/26	2,045	2,048

	Natural Gas (0.1%)
	Southern California Gas Co.	3.150%	9/15/24	5,510	5,898
					95,388
Total Corporate Bonds (Cost $1,859,824)					1,930,100
Sovereign Bonds (U.S. Dollar-Denominated) (5.8%)
10	Avi Funding Co. Ltd.	2.850%	9/16/20	9,400	9,540
10	Banco del Estado de Chile	2.000%	11/9/17	1,450	1,452
10	Bank Nederlandse Gemeenten NV	1.375%	9/27/17	2,725	2,738
10	Bermuda	4.854%	2/6/24	2,725	2,915
	Canada	0.875%	2/14/17	1,825	1,827
10	CDP Financial Inc.	4.400%	11/25/19	17,160	18,878
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	5,860	5,865
10	CNPC General Capital Ltd.	3.400%	4/16/23	800	822
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,959
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,300	1,377

10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,950	3,122
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	970	959
11	Development Bank of Japan Inc.	2.750%	9/16/25	7,580	8,155
10,12 Dexia Credit Local SA		1.250%	10/18/16	2,725	2,724
10	Electricite de France SA	3.625%	10/13/25	9,110	9,509
	European Investment Bank	2.125%	7/15/16	3,650	3,648
	European Investment Bank	1.750%	3/15/17	5,450	5,489
	European Investment Bank	1.625%	6/15/17	2,275	2,295
	European Investment Bank	1.625%	12/15/20	35,715	36,257
	European Investment Bank	4.000%	2/16/21	9,100	10,191
	European Investment Bank	2.500%	4/15/21	7,275	7,670
	Export-Import Bank of Korea	3.750%	10/20/16	16,250	16,371
	Export-Import Bank of Korea	4.000%	1/11/17	14,430	14,644
	Export-Import Bank of Korea	1.750%	2/27/18	3,935	3,950
	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,467
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,770
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,236
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	8,000	8,008
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,000	1,036
	Inter-American Development Bank	1.125%	3/15/17	2,275	2,281
	Inter-American Development Bank	2.375%	8/15/17	2,725	2,774
	Inter-American Development Bank	3.875%	2/14/20	4,550	5,000
	Inter-American Development Bank	3.000%	2/21/24	3,250	3,591
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	4,550	4,554
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	18,250	18,416
	International Finance Corp.	1.125%	11/23/16	2,900	2,905
11	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,754
11	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,785
13	KFW	1.250%	10/5/16	4,550	4,557
13	KFW	1.250%	2/15/17	20,000	20,074
13	KFW	1.000%	6/11/18	5,225	5,245
	Korea Development Bank	4.000%	9/9/16	5,050	5,078
	Korea Development Bank	3.250%	9/20/16	2,000	2,010
	Korea Development Bank	3.875%	5/4/17	4,000	4,092
	Korea Development Bank	3.500%	8/22/17	6,155	6,313
	Korea Development Bank	2.500%	1/13/21	4,750	4,850
10	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,073
	Korea East-West Power Co. Ltd.	2.625%	11/27/18	4,755	4,861
10	Korea Expressway Corp.	1.625%	4/28/17	4,750	4,761
10	Korea Gas Corp.	2.875%	7/29/18	3,650	3,744
10	Korea Land & Housing Corp.	1.875%	8/2/17	4,750	4,761
13	Landwirtschaftliche Rentenbank	2.125%	7/15/16	4,550	4,552
13	Landwirtschaftliche Rentenbank	2.375%	9/13/17	5,000	5,081
10	Municipality Finance plc	1.125%	4/17/18	2,275	2,285
10	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,837
	North American Development Bank	2.300%	10/10/18	3,750	3,829
10	Ooredoo International Finance Ltd.	3.375%	10/14/16	900	904
10	Province of Alberta	1.000%	6/21/17	1,825	1,828
10	Province of Alberta	1.750%	8/26/20	1,500	1,526
	Province of Manitoba	2.100%	9/6/22	1,900	1,939
	Province of New Brunswick	2.750%	6/15/18	1,145	1,179
	Province of Ontario	1.600%	9/21/16	9,140	9,159
	Province of Ontario	1.100%	10/25/17	11,625	11,662
	Province of Ontario	1.200%	2/14/18	2,275	2,284
	Province of Ontario	3.000%	7/16/18	11,926	12,388

	Province of Ontario	4.000%	10/7/19	5,475	5,953
	Province of Ontario	4.400%	4/14/20	3,175	3,528
	Province of Ontario	2.500%	4/27/26	1,135	1,170
	Quebec	3.500%	7/29/20	10,575	11,461
	Quebec	2.750%	8/25/21	9,225	9,754
	Quebec	7.500%	7/15/23	1,335	1,785
	Quebec	7.125%	2/9/24	670	890
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	567	603
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.832%	9/30/16	285	288
	Republic of Korea	5.125%	12/7/16	2,275	2,316
	Republic of Korea	7.125%	4/16/19	3,175	3,680
	Republic of Lithuania	6.125%	3/9/21	3,000	3,491
	Republic of Poland	6.375%	7/15/19	15,000	16,995
	Republic of Poland	5.125%	4/21/21	10,205	11,451
	Republic of Poland	5.000%	3/23/22	6,485	7,283
	Republic of Poland	3.250%	4/6/26	7,635	7,770
10	Republic of Slovakia	4.375%	5/21/22	2,275	2,585
10	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	1,450	1,466
	State of Israel	5.125%	3/26/19	6,825	7,507
	State of Israel	2.875%	3/16/26	15,265	15,748
10	State of Qatar	3.125%	1/20/17	2,275	2,299
	Statoil ASA	5.250%	4/15/19	4,550	5,009
	Statoil ASA	3.150%	1/23/22	7,065	7,428
	Statoil ASA	2.450%	1/17/23	1,825	1,843
	Statoil ASA	3.700%	3/1/24	6,300	6,817
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,801
Total Sovereign Bonds (Cost $503,348)					516,727
Taxable Municipal Bonds (0.1%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	2,050	2,143
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	2,679	2,730
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	1,433	1,479
	University of California Revenue	2.054%	5/15/18	900	921
Total Taxable Municipal Bonds (Cost $7,061)					7,273
				Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
14	Vanguard Market Liquidity Fund (Cost
	$306,899)	0.538%	306,898,592		306,899
Total Investments (104.0%) (Cost $9,149,562)					9,343,832
Other Assets and Liabilities-Net (-4.0%)					(355,914)
Net Assets (100%)					8,987,918

1 Securities with a value of $2,591,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $773,000 have been segregated as collateral for open over-the-counter swap contracts.
3 Securities with a value of $2,893,000 have been segregated as initial margin for open futures contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
9 Adjustable-rate security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $615,509,000, representing 6.8% of net assets.
11 Guaranteed by the Government of Japan.
12 Guaranteed by multiple countries.
13 Guaranteed by the Federal Republic of Germany.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2016, counterparties had deposited in segregated accounts cash of $350,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll

Institutional Intermediate-Term Bond Fund

transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,232,364	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,350,469	—
Corporate Bonds	—	1,930,100	—
Sovereign Bonds	—	516,727	—
Taxable Municipal Bonds	—	7,273	—
Temporary Cash Investments	306,899	—	—
Futures Contracts—Assets[1]	396	—	—
Futures Contracts—Liabilities[1]	(147)	—	—
Swap Contracts—Assets	100[1]	437	—
Swap Contracts—Liabilities	(50)[1]	(51)	—
Total	307,198	9,037,319	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Institutional Intermediate-Term Bond Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2016	893	195,860	345
5-Year U.S. Treasury Note	September 2016	1,525	186,300	2,236
10-Year U.S. Treasury Note	September 2016	1,197	159,182	1,812
Ultra 10-Year U.S. Treasury Note	September 2016	(427)	(62,202)	(970)
30-Year U.S. Treasury Bond	September 2016	38	6,549	377
Ultra Long U.S. Treasury Bond	September 2016	4	746	—
				3,800

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized

Institutional Intermediate-Term Bond Fund

dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended June 30, 2016, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Federation of
Malaysia/N/A	6/20/21	BNPSW	10,500	303	1.000	28
Federation of
Malaysia/N/A	6/20/21	BARC	3,867	112	1.000	11

Institutional Intermediate-Term Bond Fund

People's Republic
of China/Aa3	12/20/20	JPMC	6,400	82	1.000	48
People's Republic
of China/Aa3	12/20/20	GSCM	3,000	56	1.000	41
People's Republic
of China/Aa3	9/20/20	BNPSW	5,000	37	1.000	23
People's Republic
of China/Aa3	9/20/20	BNPSW	5,000	29	1.000	14
Republic of
Chile/Aa3	6/20/21	BNPSW	1,250	4	1.000	6
Republic of
Chile/Aa3	6/20/21	JPMC	7,400	(18)	1.000	(4)
Republic of
Chile/Aa3	6/20/21	BNPSW	1,250	(4)	1.000	(1)
Republic of
Chile/Aa3	12/20/20	BARC	8,000	107	1.000	149
Republic of
Chile/Aa3	12/20/20	JPMC	5,000	91	1.000	117

			56,667			432

Credit Protection Purchased
EI du Pont de
Nemours & Co.	12/20/20	JPMC	4,015	86	(1.000)	(29)

Wells Fargo & Co.	9/20/20	BOANA	3,740	64	(1.000)	(17)

Total			7,755			(46)
						386

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC-—Barclays Bank plc.
BNPSW-—BNP Paribas.
BOANA-—Bank of America, N.A.
GSCM-—Goldman Sachs Bank USA.
JPMC-—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps
				Fixed	Floating
				Interest Rate	Interest Rate	Unrealized
	Future		Notional	Received	Received	Appreciation
Termination	Effective		Amount	(Paid)	(Paid)	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(%)	($000)

8/15/17	NA	LCH	80,000	0.981	(0.442) [2]	421

9/21/17	9/21/16[1]	CME	67,883	(1.250)	0.000[3]	(88)

3/15/18	NA	CME	28,000	0.899	(0.442) [2]	168

9/21/18	9/21/16[1]	CME	254,551	1.500	(0.000) [3]	858

Institutional Intermediate-Term Bond Fund

1/15/19	NA	CME	18,000	(1.549)	0.442 [2]	(422)
8/15/19	NA	LCH	20,000	(1.524)	0.442 [2]	(530)
9/21/19	9/21/16[1]	CME	9,112	1.500	(0.000) [3]	38
8/15/20	NA	LCH	50,000	(1.486)	0.442 [2]	(1,474)
9/21/20	9/21/16[1]	CME	69,111	(1.750)	0.000[3]	(371)
11/30/20	10/5/16[1]	LCH	23,550	(1.338)	0.000[3]	(372)
9/21/21	9/21/16[1]	CME	30,043	(2.000)	0.000[3]	(191)
Total						(1,963)

CME-—Chicago Mercantile Exchange.
LCH-—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

G. At June 30, 2016, the cost of investment securities for tax purposes was $9,149,562,000. Net unrealized appreciation of investment securities for tax purposes was $194,270,000, consisting of unrealized gains of $203,538,000 on securities that had risen in value since their purchase and $9,268,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments
As of June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.6%)
U.S. Government Securities (5.3%)
	United States Treasury Note/Bond	0.625%	6/30/17	100,000	100,109
1	United States Treasury Note/Bond	0.875%	11/15/17	42,247	42,425
2	United States Treasury Note/Bond	0.625%	11/30/17	94,900	94,974
3	United States Treasury Note/Bond	2.250%	11/30/17	27,200	27,842
	United States Treasury Note/Bond	0.750%	1/31/18	20,000	20,056
	United States Treasury Note/Bond	0.875%	1/31/18	50,000	50,234
	United States Treasury Note/Bond	0.875%	5/31/18	950	955
	United States Treasury Note/Bond	1.000%	3/15/19	135,500	136,664
	United States Treasury Note/Bond	0.875%	4/15/19	75,053	75,416
	United States Treasury Note/Bond	1.375%	3/31/20	200	204
	United States Treasury Note/Bond	1.375%	4/30/20	30	31
					548,910
Agency Bonds and Notes (20.3%)
4	AID-Jordan	2.578%	6/30/22	13,750	14,698
5	Federal Farm Credit Banks	1.110%	2/20/18	26,000	26,193
5	Federal Home Loan Banks	0.875%	3/10/17	38,100	38,188
5	Federal Home Loan Banks	0.625%	5/30/17	18,750	18,758
5	Federal Home Loan Banks	0.750%	8/28/17	83,500	83,641
5	Federal Home Loan Banks	2.250%	9/8/17	44,205	45,064
5	Federal Home Loan Banks	1.000%	12/19/17	9,000	9,047
5	Federal Home Loan Banks	0.875%	3/19/18	84,550	84,840
5	Federal Home Loan Banks	1.125%	4/25/18	24,000	24,191
5	Federal Home Loan Banks	0.875%	6/29/18	150,550	151,090
5	Federal Home Loan Banks	5.375%	5/15/19	23,000	25,972
5	Federal Home Loan Banks	1.375%	2/18/21	49,000	49,579
6	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	148,000	148,325
6	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	229,500	230,221
6	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	22,000	22,129
6	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	9,500	9,545
6	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	104,200	104,738
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	80,100	80,230
6	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	10,500	10,535
6	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	262,250	262,557
6	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	152,850	154,201
6	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	25,900	26,195
6	Federal National Mortgage Assn.	1.125%	4/27/17	21,950	22,050
6	Federal National Mortgage Assn.	5.000%	5/11/17	19,000	19,722
6	Federal National Mortgage Assn.	5.375%	6/12/17	35,600	37,203
6	Federal National Mortgage Assn.	1.000%	9/27/17	18,500	18,588
6	Federal National Mortgage Assn.	0.875%	10/26/17	3,150	3,160
6	Federal National Mortgage Assn.	0.875%	3/28/18	12,500	12,541
6	Federal National Mortgage Assn.	1.125%	10/19/18	62,800	63,359
6	Federal National Mortgage Assn.	1.125%	12/14/18	126,650	127,729
6	Federal National Mortgage Assn.	1.375%	1/28/19	46,000	46,692
6	Federal National Mortgage Assn.	1.000%	2/26/19	104,025	104,560
6	Federal National Mortgage Assn.	1.500%	11/30/20	29,500	30,004
6	Federal National Mortgage Assn.	1.375%	2/26/21	6,000	6,066

5	Financing Corp.	0.000%	11/2/18	3,090	3,033
					2,114,644
Conventional Mortgage-Backed Securities (0.0%)
6,7	Freddie Mac Gold Pool	6.000%	4/1/28	12	14
Total U.S. Government and Agency Obligations (Cost $2,649,480)					2,663,568
Asset-Backed/Commercial Mortgage-Backed Securities (31.9%)
7	AEP Texas Central Transition Funding III LLC
	2012-1	0.880%	12/1/18	3,607	3,592
7	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	6,661	6,660
7	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	19,400	19,408
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	6,230	6,306
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	10,990	11,159
7	Ally Auto Receivables Trust 2016-1	1.730%	11/16/20	19,500	19,634
7	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	33,047	33,146
7,8	Ally Master Owner Trust Series 2014-1	0.912%	1/15/19	16,509	16,516
7	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	20,121	20,149
7	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	42,211	42,286
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	24,060	24,160
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	72,490	72,839
7,8	American Express Credit Account Secured
	Note Trust 2013-1	0.862%	2/16/21	12,751	12,790
7,8	American Express Credit Account Secured
	Note Trust 2013-2	0.862%	5/17/21	12,663	12,704
7,8	American Express Credit Account Secured
	Note Trust 2013-3	0.812%	12/15/21	38,834	38,812
7,8	American Express Issuance Trust II 2013-1	0.722%	2/15/19	38,477	38,457
7,8	American Express Issuance Trust II 2013-2	0.872%	8/15/19	11,072	11,101
7,9	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	4,021	4,464
7,9	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	559	604
7,8	BA Credit Card Trust 2014-A1	0.822%	6/15/21	77,298	77,379
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	530	583
7,8,9Bank of America Student Loan Trust 2010-1A		1.438%	2/25/43	5,373	5,280
9	Bank of Montreal	1.750%	6/15/21	9,380	9,405
	Bank of Nova Scotia	1.850%	4/14/20	20,490	20,758
	Bank of Nova Scotia	1.875%	4/26/21	17,070	17,229
7	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	1,014	1,013
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.910%	6/11/40	4,642	4,741
7,8,9BMW Floorplan Master Owner Trust 2015-1A		0.942%	7/15/20	24,145	24,146
7	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	12,160	12,143
7,8	Brazos Higher Education Authority Inc. Series
	2005-3	0.840%	6/25/26	3,479	3,354
7,8	Brazos Higher Education Authority Inc. Series
	2011-1	1.462%	2/25/30	4,996	4,897
7	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	5,500	5,635
7,8	Cabela's Credit Card Master Note Trust 2015-
	2	1.112%	7/17/23	12,475	12,336
7,8	Cabelas Credit Card Master Note Trust 2016-
	1	0.998%	6/15/22	55,030	55,060
9	Canadian Imperial Bank of Commerce	2.250%	7/21/20	15,060	15,476
7	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	38,740	39,903

7	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	30,370	32,159
7,8	Capital One Multi-Asset Execution Trust 2016-
	A2	1.066%	2/15/24	10,720	10,752
7	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	8,300	8,422
7	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,591
7	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	5,075	5,140
7	Carmax Auto Owner Trust 2016-1	1.880%	6/15/21	11,970	12,100
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	11,516	11,797
7,9	CFCRE Commercial Mortgage Trust 2011-C2	5.823%	12/15/47	1,609	1,911
7,8	Chase Issuance Trust 2013-A6	0.862%	7/15/20	14,070	14,107
7,8	Chase Issuance Trust 2013-A9	0.862%	11/16/20	46,901	47,046
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,012	2,137
7,8	Chase Issuance Trust 2016-A1	0.852%	5/17/21	2,575	2,579
7,9	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.340%	12/17/18	8,553	8,562
7,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	11,170	11,320
7,9	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	21,280	21,449
7,9	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	4,618	4,615
7,8	Citibank Credit Card Issuance Trust 2013-A2	0.732%	5/26/20	54,482	54,521
7,8	Citibank Credit Card Issuance Trust 2013-A7	0.875%	9/10/20	73,946	74,126
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	37,086	39,484
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	43,615	44,926
7	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	1,072	1,075
7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,295	1,372
7,9	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	376
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,883	3,916
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,270	1,341
7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	355	385
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	3,350	3,730
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	66	71
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	630	686
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	2,627	2,900
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	655	714
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	205	223
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	490	522
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	3,380	3,667
7	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	2,585	2,844

7	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	20	21
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	8,340	8,443
7	CNH Equipment Trust 2041-A	1.500%	5/15/20	15,196	15,223
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,392	5,489
7	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,545	1,561
7	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	6,607	6,634
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	492	524
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	759
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,075	1,128
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	396	414
7	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	1,287	1,343
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	760	850
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	665	748
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	673	721
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	975	1,086
7	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	3,495	3,955
7,9	COMM 2013-CCRE9 Mortgage Trust	4.399%	7/10/45	2,461	2,741
7	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	1,025	1,156
7,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	516	556
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	146
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	828	873
7,9	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	1,009	1,060
7	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	349	375
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,100	1,188
7	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	347	393
7	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	871	968
7	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	272	300
7	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	100	106
7	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	3,030	3,335
7	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	2,580	2,804
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,400	1,551
7	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	30	31
7	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	440	466
7	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	300	321
7	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	525	574
7	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	4,960	5,365
7	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	2,800	3,027
9	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,779
9	Commonwealth Bank of Australia	2.125%	7/22/20	15,300	15,630
7	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	1,300	1,411
7	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	650	716
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,670	41,318
7,8	Discover Card Execution Note Trust 2013-A1	0.742%	8/17/20	14,272	14,263
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	24,030	24,830
7	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	51,290	52,048
7,8	Discover Card Execution Note Trust 2016-A2	0.982%	9/15/21	14,310	14,387
9	DNB Boligkreditt AS	1.450%	3/21/18	4,035	4,046
7,9	Enterprise Fleet Financing LLC Series 2013-2	1.510%	3/20/19	5,817	5,817
7,9	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	12,450	12,557
7,8,9Evergreen Credit Card Trust 2016-1A		1.162%	4/15/20	17,410	17,416
7,8	First National Master Note Trust 2013-2	0.972%	10/15/19	13,527	13,528
7,8	First National Master Note Trust 2015-1	1.212%	9/15/20	10,640	10,670
7	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	5,400	5,416
7	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	9,300	9,317
7	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	24,460	24,601

7,9	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	14,450	14,751
7,9	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	1,120	1,148
7,9	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	37,000	38,100
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16,855	17,018
7,9	Ford Credit Auto Owner Trust 2016-1	2.310%	8/15/27	35,255	36,147
7,9	Ford Credit Auto Owner Trust 2016-2	2.030%	12/15/27	25,450	25,597
7	Ford Credit Auto Owner Trust 2016-A	1.600%	6/15/21	12,130	12,281
7	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	11,260	11,323
7	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	5,159	5,182
7	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	30,271	30,405
7,8	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.942%	2/15/21	42,840	42,672
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	4,410	4,456
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	36,500	37,425
7	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	16,577	16,821
7	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	31,532	31,495
7,8	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.198%	4/22/19	5,326	5,335
7,8	GE Dealer Floorplan Master Note Trust Series
	2014-1	0.828%	7/20/19	38,600	38,492
7,8	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.898%	10/20/19	20,200	20,154
7,8	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.098%	1/20/22	18,460	18,374
7,9	GM Financial Leasing Trust 2014-1A	1.300%	5/21/18	16,750	16,761
7	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	3,120	3,127
7	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	14,430	14,540
7	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	1,490	1,496
7	GM Financial Leasing Trust 2016-2	1.620%	9/20/19	10,700	10,757
7	GM Financial Leasing Trust 2016-2	1.760%	3/20/20	6,800	6,843
7,8,9GMF Floorplan Owner Revolving Trust 2016-1		1.292%	5/17/21	28,850	28,752
7,9	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	25,147	25,204
7,9	Golden Credit Card Trust 2012-4A	1.390%	7/15/19	8,985	9,012
7,8,9Golden Credit Card Trust 2014-2A		0.892%	3/15/21	25,433	25,245
7,8,9Golden Credit Card Trust 2016-1A		1.042%	1/15/20	93,590	93,895
7,8,9Gosforth Funding 2016-1A plc		1.326%	2/15/58	43,282	43,254
7,9	Great America Leasing Receivables 2013-1	1.160%	5/15/18	2,314	2,312
7,9	Great America Leasing Receivables 2014-1	1.470%	8/15/20	4,690	4,685
7	GS Mortgage Securities Trust 2006-GG8	5.560%	11/10/39	2,169	2,165
7,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	117	133
7	GS Mortgage Securities Trust 2013-GC13	4.170%	7/10/46	1,790	2,017
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,558	1,657
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,995	4,447
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	150	163
7	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,070	1,177
7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	4,640	5,008
7	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	6,992	6,983
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	23,451	23,396
7,9	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	21,050	21,553
7,9	Hertz Vehicle Financing LLC 2016-2	2.950%	3/25/22	27,650	28,413
7,9	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	13,460	13,562

7,9	Hertz Vehicle Financing LLC 2016-4	2.650%	7/25/22	16,670	16,794
7,9	Hilton USA Trust 2013-HLT	2.662%	11/5/30	746	749
7	Honda Auto Receivables 2014-4 Owner Trust	1.460%	10/15/20	3,580	3,580
7	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	23,540	23,612
7,9	Hyundai Auto Lease Securitization Trust
	2014-A	1.010%	9/15/17	18,667	18,664
7,9	Hyundai Auto Lease Securitization Trust
	2016-A	1.800%	12/16/19	9,760	9,803
7,9	Hyundai Auto Lease Securitization Trust
	2016-B	1.680%	4/15/20	3,380	3,388
7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	11,030	11,157
7,9	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	8,360	8,394
8	Illinois Student Assistance Commission Series
	2010-1	1.688%	4/25/22	2,503	2,506
7,9	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	2,382	2,535
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,845	1,862
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	2,683	2,726
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	147	158
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	275	281
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	478	515
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	2,143	2,232
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,070	4,519
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.494%	8/15/46	673	774
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	6,791	7,583
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	559	585
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	673	709
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,062	1,115
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	3,009	3,351
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	469	509
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	205	228
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,000	1,127
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	3,883	3,922
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,351	1,417
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,719	2,975
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.161%	7/15/45	1,425	1,559
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	342	373

7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	210	236
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	211
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	1,856	2,098
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,165	1,305
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	606
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	60	64
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	1,056
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	2,820	3,061
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	150	163
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	1,860	2,046
7,8,9Lanark Master Issuer plc 2013-1A		1.154%	12/22/54	23,490	23,460
7	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	2,451	2,453
7	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	1,246	1,248
7	LB-UBS Commercial Mortgage Trust 2008-C1	6.248%	4/15/41	3,301	3,465
7,9	M&T Bank Auto Receivables Trust 2013-1A	1.570%	8/15/18	10,430	10,455
7,8,9Master Credit Card Trust 2016-1A		1.198%	9/23/19	43,020	43,081
7	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	10,360	10,423
7,8,9Mercedes-Benz Master Owner Trust 2016-B		1.142%	5/17/21	9,730	9,734
7	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	704	703
7,9	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	88	88
7,9	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	8,922	9,001
7,9	MMAF Equipment Finance LLC 2012-A	1.680%	5/11/20	8,508	8,570
7,9	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	3,988	4,033
7,9	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	7,037	7,256
7,9	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	7,480	7,557
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	1,670	1,771
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	337	362
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	896	938
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	4,024	4,505
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	660	735
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.360%	8/15/46	130	147
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	388	423
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	50	57
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	84
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	194	218
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	194	216

7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	1,870	2,090
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	2,104	2,323
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	361	395
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	1,015	1,064
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	2,600	2,847
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	2,010	2,137
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	3,920	4,279
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	3.325%	5/15/49	1,590	1,691
7	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,711	1,720
7,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,578	1,670
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,050	2,266
9	National Australia Bank Ltd.	2.250%	3/16/21	21,700	22,273
7,8	Navient Student Loan Trust 2014-1	0.963%	6/25/31	8,000	7,684
7,8	Navient Student Loan Trust 2014-8	0.893%	4/25/23	30,970	30,578
7,8	Navient Student Loan Trust 2015-3	1.103%	6/26/56	16,600	15,822
7,8,9Navient Student Loan Trust 2016-2		1.489%	6/25/65	5,810	5,835
7,8,9Navient Student Loan Trust 2016-3		1.457%	6/25/65	5,140	5,124
7,9	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	8,250	8,313
7	Nissan Auto Lease Trust 2014-A	1.040%	10/15/19	18,761	18,761
7	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	3,085	3,103
7	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	11,570	11,620
7	Nissan Auto Receivables 2015-B Owner Trust	1.500%	9/15/21	27,560	27,763
7	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	14,030	14,109
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	2,400	2,408
9	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	15,050	15,296
8	North Carolina State Education Assistance
	Authority 2011-1	1.538%	1/26/26	2,472	2,468
7,9	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	602	663
7,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	250	254
	Royal Bank of Canada	2.200%	9/23/19	14,165	14,514
	Royal Bank of Canada	2.100%	10/14/20	23,750	24,265
7	Royal Bank of Canada	1.875%	2/5/21	4,900	4,963
	Royal Bank of Canada	2.300%	3/22/21	12,175	12,525
7,8	SLM Student Loan Trust 2003-14	0.868%	1/25/23	8,663	8,537
7,8	SLM Student Loan Trust 2005-5	0.738%	4/25/25	9,278	9,177
7,8	SLM Student Loan Trust 2005-6	0.748%	7/27/26	2,570	2,545
7,8	SLM Student Loan Trust 2013-6	0.953%	2/25/21	15,639	15,542
7,8	SLM Student Loan Trust 2014-1	0.833%	7/26/21	14,627	14,566
7	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,125	2,122
7	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	2,965	2,957
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	4,409	4,410
9	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	3,097	3,100
7,9	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	8,341	8,433
9	Swedbank Hypotek AB	1.375%	3/28/18	3,868	3,882
7	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	44,200	44,392

7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	13,760	14,221
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	14,360	14,429
7	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	22,600	23,260
7	Toyota Auto Receivables 2015-6 Owner Trust	1.520%	8/16/21	3,520	3,545
7,8,9Trillium Credit Card Trust II 2016-1A		1.185%	5/26/21	66,330	66,348
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	211
7,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,772	2,976
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,018	1,066
7,9	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,552	2,680
7	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	9,943	9,934
7,9	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	5,080	5,017
7,9	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	5,160	5,212
7	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,099	3,127
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	725	761
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	259	276
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	407	445
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	1,743	1,960
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.433%	7/15/46	272	302
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	120	125
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	240	253
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	400	427
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	6,400	6,904
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	2,960	3,177
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	2,520	2,786
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	250	269
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	745	819
9	Westpac Banking Corp.	1.850%	11/26/18	13,270	13,434
9	Westpac Banking Corp.	2.000%	3/3/20	10,646	10,838
9	Westpac Banking Corp.	2.250%	11/9/20	13,440	13,769
9	Westpac Banking Corp.	2.100%	2/25/21	12,170	12,390
7,9	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,199	1,331
7	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,166	1,260
7	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	584	641
7	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	751	793
7	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,180	3,338
7	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	440	467

7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	464	501
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	440	495
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	179
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	442	477
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	878	987
7	WFRBS Commercial Mortgage Trust 2014-
	C14	3.766%	3/15/47	40	44
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	70	78
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	720	798
7	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,665	1,806
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	20	21
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	668	744
7	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	21,085
7	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	6,191	6,225
7,8	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.922%	2/15/22	11,160	11,158
7	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	3,030	3,124
7	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	6,400	6,423
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	12,760	12,812
7	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	13,950	14,157
7	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	3,200	3,196
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,283,154)					3,316,527
Corporate Bonds (31.5%)
Finance (16.8%)
	Banking (15.9%)
9	ABN AMRO Bank NV	2.500%	10/30/18	2,750	2,819
	American Express Credit Corp.	1.550%	9/22/17	3,000	3,012
	American Express Credit Corp.	1.875%	11/5/18	7,642	7,728
9	ANZ New Zealand Int'l Ltd.	2.250%	2/1/19	13,630	13,868
	Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	9,640	9,650
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,590	4,632
	Bank of America NA	1.250%	2/14/17	37,470	37,522
	Bank of America NA	1.650%	3/26/18	15,965	16,027
	Bank of America NA	1.750%	6/5/18	1,221	1,230
	Bank of America NA	2.050%	12/7/18	16,080	16,309
	Bank of Montreal	1.300%	7/14/17	6,000	6,010
	Bank of Montreal	1.400%	4/10/18	2,830	2,845
	Bank of Montreal	1.800%	7/31/18	6,855	6,942
	Bank of New York Mellon Corp.	4.600%	1/15/20	2,300	2,538
	Bank of Nova Scotia	2.550%	1/12/17	12,900	13,008
	Bank of Nova Scotia	1.375%	12/18/17	3,625	3,639
	Bank of Nova Scotia	1.700%	6/11/18	11,630	11,747
	Bank of Nova Scotia	2.050%	10/30/18	9,095	9,241

Bank of Nova Scotia	1.650%	6/14/19	18,170	18,293
Bank of Nova Scotia	2.350%	10/21/20	3,890	3,969
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.200%	3/10/17	18,370	18,361
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	2,270	2,272
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	300	306
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	6,240	6,306
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	5,392	5,573
9 Banque Federative du Credit Mutuel SA	2.000%	4/12/19	17,540	17,694
BNP Paribas SA	1.375%	3/17/17	22,217	22,328
BPCE SA	1.625%	2/10/17	27,385	27,437
BPCE SA	1.625%	1/26/18	11,489	11,540
BPCE SA	2.500%	12/10/18	3,670	3,744
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,255	1,262
Commonwealth Bank of Australia	1.125%	3/13/17	27,520	27,541
Commonwealth Bank of Australia	1.400%	9/8/17	22,300	22,395
Commonwealth Bank of Australia	1.900%	9/18/17	7,680	7,754
Commonwealth Bank of Australia	1.625%	3/12/18	5,310	5,348
Commonwealth Bank of Australia	2.500%	9/20/18	7,220	7,390
Commonwealth Bank of Australia	1.750%	11/2/18	6,137	6,180
Commonwealth Bank of Australia	2.300%	9/6/19	19,150	19,459
Commonwealth Bank of Australia	2.550%	3/15/21	4,780	4,936
Cooperatieve Rabobank UA	3.375%	1/19/17	9,730	9,858
Cooperatieve Rabobank UA	1.700%	3/19/18	5,500	5,549
Cooperatieve Rabobank UA	2.250%	1/14/19	11,020	11,237
Cooperatieve Rabobank UA	2.500%	1/19/21	1,795	1,840
Credit Suisse AG	1.375%	5/26/17	9,470	9,474
Credit Suisse AG	1.750%	1/29/18	12,090	12,101
Credit Suisse AG	1.700%	4/27/18	13,685	13,702
Fifth Third Bank	2.150%	8/20/18	6,448	6,547
Fifth Third Bank	2.300%	3/15/19	5,252	5,362
Goldman Sachs Group Inc.	5.950%	1/18/18	21,905	23,395
Goldman Sachs Group Inc.	2.375%	1/22/18	39,705	40,246
Goldman Sachs Group Inc.	6.150%	4/1/18	24,760	26,681
Goldman Sachs Group Inc.	2.900%	7/19/18	34,109	35,001
Goldman Sachs Group Inc.	2.625%	1/31/19	11,570	11,827
Goldman Sachs Group Inc.	2.550%	10/23/19	9,769	9,985
HSBC Bank USA NA	6.000%	8/9/17	4,605	4,814
HSBC USA Inc.	1.500%	11/13/17	9,630	9,608
HSBC USA Inc.	1.625%	1/16/18	25,090	25,024
HSBC USA Inc.	1.700%	3/5/18	4,343	4,346
Huntington National Bank	2.200%	11/6/18	5,527	5,595
9 ING Bank NV	2.000%	11/26/18	5,810	5,869
9 ING Bank NV	2.300%	3/22/19	21,816	22,193
JPMorgan Chase & Co.	2.000%	8/15/17	58,085	58,627
JPMorgan Chase & Co.	6.000%	1/15/18	46,352	49,580
JPMorgan Chase & Co.	1.800%	1/25/18	12,966	13,053
JPMorgan Chase & Co.	1.700%	3/1/18	37,910	38,126
JPMorgan Chase & Co.	2.200%	10/22/19	18,791	19,076
JPMorgan Chase & Co.	2.250%	1/23/20	3,915	3,965
JPMorgan Chase & Co.	2.550%	10/29/20	11,732	11,965
JPMorgan Chase Bank NA	6.000%	10/1/17	11,790	12,461
KeyBank NA	2.350%	3/8/19	6,798	6,944
Lloyds Bank plc	4.200%	3/28/17	3,210	3,280
Lloyds Bank plc	1.750%	5/14/18	6,160	6,143
Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,180	9,187
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	11,815	12,251
9 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	5,960	6,115

Morgan Stanley	5.550%	4/27/17	9,044	9,361
Morgan Stanley	1.875%	1/5/18	6,400	6,437
Morgan Stanley	2.125%	4/25/18	30,756	31,020
Morgan Stanley	2.200%	12/7/18	1,088	1,101
Morgan Stanley	2.500%	1/24/19	10,235	10,430
Morgan Stanley	2.375%	7/23/19	8,621	8,764
Morgan Stanley	5.625%	9/23/19	1,721	1,908
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,809
MUFG Union Bank NA	2.125%	6/16/17	4,820	4,865
MUFG Union Bank NA	2.625%	9/26/18	5,970	6,102
MUFG Union Bank NA	2.250%	5/6/19	4,580	4,651
National Australia Bank Ltd.	2.750%	3/9/17	3,670	3,715
National Australia Bank Ltd.	1.875%	7/23/18	9,070	9,185
National Australia Bank Ltd.	2.300%	7/25/18	3,860	3,930
National Australia Bank Ltd.	2.000%	1/14/19	6,293	6,386
National Bank of Canada	2.100%	12/14/18	6,815	6,907
9 Nordea Bank AB	1.875%	9/17/18	3,135	3,171
9 Nordea Bank AB	2.500%	9/17/20	4,860	4,984
PNC Bank NA	1.500%	10/18/17	15,560	15,631
PNC Bank NA	1.500%	2/23/18	11,800	11,876
PNC Bank NA	1.600%	6/1/18	15,200	15,337
PNC Bank NA	1.800%	11/5/18	15,736	15,913
PNC Bank NA	1.950%	3/4/19	22,720	23,061
PNC Funding Corp.	2.700%	9/19/16	7,953	7,973
Royal Bank of Canada	1.400%	10/13/17	7,320	7,348
Royal Bank of Canada	2.200%	7/27/18	10,136	10,341
Royal Bank of Canada	1.800%	7/30/18	2,411	2,438
Royal Bank of Canada	2.000%	12/10/18	5,235	5,326
Royal Bank of Canada	2.150%	3/15/19	5,365	5,485
Royal Bank of Canada	2.350%	10/30/20	8,389	8,628
Royal Bank of Canada	2.500%	1/19/21	3,945	4,089
Santander UK plc	1.375%	3/13/17	22,170	22,116
Santander UK plc	1.650%	9/29/17	15,910	15,907
Santander UK plc	3.050%	8/23/18	11,250	11,513
Santander UK plc	2.000%	8/24/18	7,787	7,796
Santander UK plc	2.500%	3/14/19	10,220	10,325
Santander UK plc	2.350%	9/10/19	2,328	2,339
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	2,153	2,175
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	5,765	5,889
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,250	1,267
Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,602
9 Swedbank AB	1.750%	3/12/18	17,350	17,438
Toronto-Dominion Bank	1.125%	5/2/17	11,020	11,033
Toronto-Dominion Bank	1.625%	3/13/18	31,935	32,223
Toronto-Dominion Bank	1.400%	4/30/18	5,340	5,366
Toronto-Dominion Bank	1.750%	7/23/18	9,210	9,306
UBS AG	1.800%	3/26/18	23,725	23,931
US Bank NA	1.375%	9/11/17	7,810	7,851
US Bank NA	1.350%	1/26/18	6,175	6,212
Wachovia Corp.	5.750%	6/15/17	12,900	13,459
Wachovia Corp.	5.750%	2/1/18	12,660	13,539
Wells Fargo & Co.	2.100%	5/8/17	8,870	8,948
Wells Fargo & Co.	1.150%	6/2/17	6,900	6,902
Wells Fargo & Co.	1.400%	9/8/17	14,380	14,432
Wells Fargo & Co.	5.625%	12/11/17	3,210	3,416
Wells Fargo & Co.	1.500%	1/16/18	21,106	21,224
Wells Fargo & Co.	2.150%	1/15/19	9,122	9,309

Wells Fargo & Co.	2.125%	4/22/19	6,430	6,574
Wells Fargo & Co.	2.150%	1/30/20	4,953	5,039
Wells Fargo Bank NA	1.650%	1/22/18	21,087	21,264
Wells Fargo Bank NA	1.750%	5/24/19	16,864	17,062
Westpac Banking Corp.	1.200%	5/19/17	17,804	17,836
Westpac Banking Corp.	2.000%	8/14/17	12,860	12,988
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,411
Westpac Banking Corp.	1.550%	5/25/18	19,060	19,168
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,189
Westpac Banking Corp.	4.875%	11/19/19	25,460	28,181

Brokerage (0.2%)
Charles Schwab Corp.	1.500%	3/10/18	9,125	9,211
NYSE Euronext	2.000%	10/5/17	11,210	11,324

Insurance (0.7%)
Aetna Inc.	1.900%	6/7/19	10,870	11,008
Aetna Inc.	2.400%	6/15/21	2,865	2,925
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	7,900	8,024
Chubb INA Holdings Inc.	2.300%	11/3/20	6,294	6,471
9 MassMutual Global Funding II	2.100%	8/2/18	3,113	3,175
MetLife Inc.	1.903%	12/15/17	18,000	18,188
9 Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	1,026
9 Reliance Standard Life Global Funding II	2.150%	10/15/18	15,550	15,695
9 Reliance Standard Life Global Funding II	3.050%	1/20/21	1,610	1,662
UnitedHealth Group Inc.	1.900%	7/16/18	2,610	2,650

Real Estate Investment Trusts (0.0%)
Simon Property Group LP	3.375%	3/15/22	2,230	2,398
				1,745,041
Industrial (13.3%)
Basic Industry (0.4%)
Air Products & Chemicals Inc.	1.200%	10/15/17	920	924
Air Products & Chemicals Inc.	4.375%	8/21/19	1,595	1,743
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	23,815	23,870
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	3,320	3,417
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	4,590	4,653
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,060	2,334
Praxair Inc.	4.500%	8/15/19	1,931	2,125

Capital Goods (2.7%)
Boeing Co.	2.350%	10/30/21	3,860	4,018
Caterpillar Financial Services Corp.	1.500%	2/23/18	17,560	17,722
Caterpillar Financial Services Corp.	5.450%	4/15/18	2,470	2,662
Caterpillar Financial Services Corp.	1.700%	6/16/18	11,815	11,967
Caterpillar Financial Services Corp.	1.800%	11/13/18	2,775	2,815
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,575	12,129
Caterpillar Financial Services Corp.	1.350%	5/18/19	13,585	13,652
Caterpillar Financial Services Corp.	2.250%	12/1/19	13,660	14,029
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,410	4,577
General Electric Capital Corp.	5.625%	9/15/17	10,423	11,014
General Electric Capital Corp.	5.550%	5/4/20	3,480	4,021
General Electric Capital Corp.	4.375%	9/16/20	7,695	8,592
General Electric Co.	5.250%	12/6/17	38,586	40,924
Honeywell International Inc.	5.300%	3/1/18	22,602	24,197
Illinois Tool Works Inc.	6.250%	4/1/19	2,725	3,082
John Deere Capital Corp.	1.200%	10/10/17	1,380	1,386

John Deere Capital Corp.	1.550%	12/15/17	13,745	13,881
John Deere Capital Corp.	5.350%	4/3/18	3,660	3,934
John Deere Capital Corp.	1.750%	8/10/18	4,570	4,631
John Deere Capital Corp.	5.750%	9/10/18	12,315	13,578
John Deere Capital Corp.	1.950%	12/13/18	2,695	2,753
John Deere Capital Corp.	1.950%	1/8/19	15,070	15,377
John Deere Capital Corp.	1.950%	3/4/19	2,300	2,347
John Deere Capital Corp.	2.375%	7/14/20	6,140	6,330
Precision Castparts Corp.	1.250%	1/15/18	12,225	12,282
Raytheon Co.	6.750%	3/15/18	4,400	4,825
Raytheon Co.	6.400%	12/15/18	17,535	19,698
United Technologies Corp.	5.375%	12/15/17	2,882	3,067

Communication (1.3%)
America Movil SAB de CV	2.375%	9/8/16	23,638	23,665
America Movil SAB de CV	5.625%	11/15/17	32,700	34,405
America Movil SAB de CV	5.000%	3/30/20	1,265	1,398
Comcast Corp.	6.500%	1/15/17	5,635	5,800
Comcast Corp.	6.300%	11/15/17	29,925	32,147
Comcast Corp.	5.875%	2/15/18	11,900	12,820
Comcast Corp.	5.700%	5/15/18	21,455	23,297

Consumer Cyclical (1.7%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	2,500	2,506
American Honda Finance Corp.	0.950%	5/5/17	2,975	2,975
American Honda Finance Corp.	1.550%	12/11/17	4,238	4,275
American Honda Finance Corp.	1.500%	3/13/18	4,560	4,606
American Honda Finance Corp.	1.600%	7/13/18	2,910	2,942
American Honda Finance Corp.	2.125%	10/10/18	11,670	11,971
9 BMW US Capital LLC	1.500%	4/11/19	13,810	13,906
9 Daimler Finance North America LLC	1.125%	3/10/17	6,145	6,146
9 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	11,968	12,085
9 Harley-Davidson Financial Services Inc.	2.250%	1/15/19	1,097	1,120
9 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	6,360	6,537
9 Harley-Davidson Funding Corp.	6.800%	6/15/18	415	458
Lowe's Cos. Inc.	1.150%	4/15/19	2,320	2,324
9 Nissan Motor Acceptance Corp.	2.000%	3/8/19	6,090	6,164
PACCAR Financial Corp.	1.100%	6/6/17	4,590	4,600
PACCAR Financial Corp.	1.400%	11/17/17	4,565	4,600
PACCAR Financial Corp.	1.750%	8/14/18	910	923
TJX Cos. Inc.	6.950%	4/15/19	4,130	4,771
Toyota Motor Credit Corp.	1.375%	1/10/18	9,375	9,433
Toyota Motor Credit Corp.	1.450%	1/12/18	10,965	11,044
Toyota Motor Credit Corp.	1.200%	4/6/18	8,180	8,211
Toyota Motor Credit Corp.	1.550%	7/13/18	3,900	3,940
Toyota Motor Credit Corp.	1.400%	5/20/19	8,175	8,220
Visa Inc.	1.200%	12/14/17	27,405	27,538
Wal-Mart Stores Inc.	5.800%	2/15/18	15,825	17,107

Consumer Noncyclical (3.0%)
Altria Group Inc.	2.625%	1/14/20	6,420	6,669
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	240	241
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	69,238	70,401
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,475	5,177
AstraZeneca plc	5.900%	9/15/17	4,750	5,021
AstraZeneca plc	1.750%	11/16/18	8,756	8,877
Coca-Cola Co.	3.150%	11/15/20	3,700	3,979

Danaher Corp.	5.625%	1/15/18	2,700	2,895
Danaher Corp.	5.400%	3/1/19	9,105	10,127
Gilead Sciences Inc.	1.850%	9/4/18	4,115	4,188
Gilead Sciences Inc.	2.350%	2/1/20	24,985	25,753
Gilead Sciences Inc.	2.550%	9/1/20	10,905	11,292
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	27,208	29,479
GlaxoSmithKline Capital plc	1.500%	5/8/17	12,050	12,113
Hershey Co.	1.600%	8/21/18	4,340	4,404
Medtronic Inc.	1.500%	3/15/18	9,000	9,076
Medtronic Inc.	1.375%	4/1/18	11,700	11,771
Merck Sharp & Dohme Corp.	5.000%	6/30/19	4,205	4,675
PepsiCo Inc.	1.250%	4/30/18	13,500	13,574
PepsiCo Inc.	5.000%	6/1/18	7,250	7,801
Pfizer Inc.	0.900%	1/15/17	3,004	3,008
Pfizer Inc.	1.100%	5/15/17	9,180	9,200
Pfizer Inc.	6.200%	3/15/19	9,090	10,269
Philip Morris International Inc.	1.250%	8/11/17	12,770	12,822
Philip Morris International Inc.	1.250%	11/9/17	6,375	6,400
Philip Morris International Inc.	1.875%	1/15/19	3,937	4,011
9 Roche Holdings Inc.	2.250%	9/30/19	8,575	8,864
Sanofi	1.250%	4/10/18	1,890	1,902
9 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	6,430	6,454

Energy (2.8%)
BP Capital Markets plc	2.248%	11/1/16	10,100	10,143
BP Capital Markets plc	1.846%	5/5/17	5,756	5,790
BP Capital Markets plc	1.375%	11/6/17	6,500	6,521
BP Capital Markets plc	1.674%	2/13/18	18,727	18,874
BP Capital Markets plc	1.375%	5/10/18	9,000	9,016
BP Capital Markets plc	2.241%	9/26/18	13,800	14,077
BP Capital Markets plc	1.676%	5/3/19	17,700	17,842
BP Capital Markets plc	4.500%	10/1/20	2,750	3,042
Chevron Corp.	1.344%	11/9/17	25,400	25,505
Chevron Corp.	1.365%	3/2/18	13,330	13,402
Chevron Corp.	1.718%	6/24/18	6,810	6,874
Chevron Corp.	2.193%	11/15/19	4,500	4,622
Chevron Corp.	2.427%	6/24/20	4,000	4,132
Dominion Gas Holdings LLC	2.500%	12/15/19	1,830	1,867
Exxon Mobil Corp.	1.305%	3/6/18	9,125	9,188
9 Schlumberger Investment SA	1.950%	9/14/16	2,585	2,590
9 Schlumberger Norge AS	1.950%	9/14/16	1,840	1,844
Shell International Finance BV	1.625%	11/10/18	13,750	13,880
Shell International Finance BV	2.000%	11/15/18	9,200	9,355
Shell International Finance BV	1.375%	5/10/19	59,000	59,199
Total Capital International SA	1.000%	1/10/17	6,500	6,481
Total Capital International SA	1.500%	2/17/17	3,670	3,679
Total Capital International SA	1.550%	6/28/17	12,470	12,526
Total Capital International SA	2.125%	1/10/19	4,150	4,231
Total Capital SA	2.125%	8/10/18	17,254	17,611
Total Capital SA	4.450%	6/24/20	5,000	5,537

Other Industrial (0.1%)
9 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	14,665	16,939

Technology (0.9%)
Apple Inc.	1.000%	5/3/18	21,008	21,052
Apple Inc.	1.700%	2/22/19	23,845	24,268

Baidu Inc.	3.250%	8/6/18	10,100	10,355
EMC Corp.	1.875%	6/1/18	6,900	6,790
Intel Corp.	1.350%	12/15/17	18,910	19,023
Oracle Corp.	2.375%	1/15/19	8,480	8,730
Oracle Corp.	5.000%	7/8/19	1,885	2,091

Transportation (0.4%)
Burlington Northern Santa Fe LLC	4.700%	10/1/19	21,852	24,166
Canadian National Railway Co.	5.850%	11/15/17	6,045	6,437
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	4,273	4,817
7 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	5,528	5,705
United Parcel Service Inc.	5.500%	1/15/18	4,565	4,880
				1,384,014
Utilities (1.4%)
Electric (1.3%)
Arizona Public Service Co.	8.750%	3/1/19	760	901
Commonwealth Edison Co.	6.150%	9/15/17	8,360	8,874
Commonwealth Edison Co.	5.800%	3/15/18	5,390	5,823
Connecticut Light & Power Co.	5.500%	2/1/19	2,230	2,470
Georgia Power Co.	5.700%	6/1/17	12,860	13,382
Georgia Power Co.	1.950%	12/1/18	6,205	6,307
MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,878
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	39,312	47,457
Pacific Gas & Electric Co.	5.625%	11/30/17	20,020	21,245
Pacific Gas & Electric Co.	8.250%	10/15/18	2,280	2,630
Pacific Gas & Electric Co.	3.500%	10/1/20	7,305	7,864
PacifiCorp	3.850%	6/15/21	1,150	1,267
Public Service Electric & Gas Co.	2.000%	8/15/19	7,300	7,481
Public Service Electric & Gas Co.	3.500%	8/15/20	1,182	1,271
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,240	1,386
Wisconsin Electric Power Co.	1.700%	6/15/18	4,660	4,696

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	8,720	10,285

				146,217
Total Corporate Bonds (Cost $3,248,989)				3,275,272
Sovereign Bonds (U.S. Dollar-Denominated) (9.0%)
Asian Development Bank	0.750%	1/11/17	25,000	25,015
9 Avi Funding Co Ltd.	2.850%	9/16/20	6,700	6,800
9 Banco del Estado de Chile	2.000%	11/9/17	7,095	7,107
9 Bank Nederlandse Gemeenten NV	1.125%	9/12/16	7,350	7,354
9 Bank Nederlandse Gemeenten NV	0.875%	2/21/17	14,700	14,685
9 Bank Nederlandse Gemeenten NV	1.125%	5/25/18	36,700	36,831
Bermuda	5.603%	7/20/20	4,225	4,683
9 Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	4,350	4,365
9 Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	1,825	1,844
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	16,820	16,834
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,050	1,054
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	16,425	16,446
Corp. Andina de Fomento	1.500%	8/8/17	14,590	14,611
9 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,275	7,699
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,520	2,491
9 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,375	2,358

9	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	6,875	7,293
9,10 Development Bank of Japan Inc.		1.625%	10/5/16	2,750	2,754
10	Development Bank of Japan Inc.	5.125%	2/1/17	2,750	2,816
9,11 Dexia Credit Local SA		1.250%	10/18/16	5,500	5,498
9	Electricite de France SA	1.150%	1/20/17	13,775	13,757
9	Electricite de France SA	6.500%	1/26/19	1,825	2,051
	European Investment Bank	2.125%	7/15/16	2,750	2,748
	European Investment Bank	1.750%	3/15/17	8,275	8,335
	European Investment Bank	1.625%	6/15/17	2,300	2,321
	European Investment Bank	1.000%	3/15/18	13,775	13,806
	European Investment Bank	1.875%	3/15/19	18,375	18,819
	European Investment Bank	2.500%	4/15/21	11,025	11,624
	Export-Import Bank of Korea	4.000%	1/11/17	50,806	51,560
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,546
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	5,187
	FMS Wertmanagement AoeR	1.125%	9/5/17	4,580	4,601
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,334
	Hydro-Quebec	1.375%	6/19/17	15,327	15,340
9	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	6,360	6,366
	Industrial & Commercial Bank of China Asia
	Ltd.	2.351%	11/13/17	4,500	4,539
	Inter-American Development Bank	0.875%	11/15/16	9,175	9,169
	Inter-American Development Bank	1.125%	3/15/17	4,600	4,612
	Inter-American Development Bank	2.375%	8/15/17	6,425	6,540
	Inter-American Development Bank	2.125%	11/9/20	1,800	1,869
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	13,775	13,786
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	20,000	19,995
	International Finance Corp.	1.125%	11/23/16	4,400	4,408
	International Finance Corp.	1.750%	9/4/18	15,600	15,853
9	IPIC GMTN Ltd.	3.750%	3/1/17	1,700	1,730
10	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,643
10	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,655
9	Japan Finance Organization for Municipalities	2.125%	3/6/19	13,775	13,990
12	KFW	1.250%	10/5/16	4,600	4,607
12	KFW	1.250%	2/15/17	9,175	9,209
12	KFW	1.000%	6/11/18	11,475	11,518
12	KFW	1.875%	4/1/19	4,600	4,725
12	KFW	4.000%	1/27/20	4,125	4,542
12	KFW	2.625%	1/25/22	4,600	4,904
12	KFW	2.125%	1/17/23	1,825	1,899
9	Kingdom of Sweden	1.000%	11/15/16	6,425	6,433
9	Kommunalbanken AS	1.000%	3/15/18	2,750	2,745
9	Kommunalbanken AS	1.125%	5/23/18	7,350	7,342
9	Kommunalbanken AS	2.125%	3/15/19	12,850	13,169
9	Kommunalbanken AS	1.750%	5/28/19	13,775	13,957
9	Kommuninvest I Sverige AB	0.875%	12/13/16	6,425	6,428
9	Kommuninvest I Sverige AB	1.000%	10/24/17	2,750	2,758
	Korea Development Bank	4.000%	9/9/16	9,210	9,262
	Korea Development Bank	3.875%	5/4/17	9,200	9,411
	Korea Development Bank	2.250%	8/7/17	7,115	7,200
	Korea Development Bank	3.500%	8/22/17	6,775	6,949
	Korea Development Bank	4.625%	11/16/21	1,800	2,046
9	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,073
9	Korea Expressway Corp.	1.625%	4/28/17	32,150	32,225
9	Korea Expressway Corp.	1.875%	10/22/17	1,800	1,811

9	Korea Gas Corp.	2.875%	7/29/18	7,350	7,539
9	Korea Land & Housing Corp.	1.875%	8/2/17	4,600	4,611
	Korea National Oil Corp.	3.125%	4/3/17	4,600	4,662
9	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,834
9	Korea Resources Corp.	2.125%	5/2/18	2,750	2,776
12	Landwirtschaftliche Rentenbank	2.125%	7/15/16	4,600	4,602
9	Municipality Finance plc	1.125%	4/17/18	2,300	2,310
9	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,500
	North American Development Bank	2.300%	10/10/18	2,400	2,450
9	Province of Alberta	1.000%	6/21/17	2,750	2,754
9	Province of Alberta	1.750%	8/26/20	8,600	8,751
	Province of Manitoba	2.100%	9/6/22	1,275	1,301
	Province of Ontario	1.600%	9/21/16	13,193	13,220
	Province of Ontario	1.100%	10/25/17	21,125	21,192
	Province of Ontario	1.625%	1/18/19	16,500	16,714
	Province of Ontario	2.000%	1/30/19	8,630	8,821
	Province of Ontario	1.250%	6/17/19	27,250	27,436
	Province of Ontario	4.000%	10/7/19	2,375	2,582
	Province of Ontario	4.400%	4/14/20	1,375	1,528
	Quebec	2.750%	8/25/21	5,825	6,159
7,9	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.832%	9/30/16	814	822
	Republic of Korea	5.125%	12/7/16	19,800	20,161
	Republic of Poland	6.375%	7/15/19	17,261	19,556
	Republic of Poland	5.125%	4/21/21	1,240	1,391
	Republic of Poland	5.000%	3/23/22	17,150	19,262
	Republic of Poland	3.250%	4/6/26	1,155	1,175
9	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	2,000	2,022
9	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,406
	State of Israel	3.150%	6/30/23	1,800	1,915
9	State of Qatar	3.125%	1/20/17	2,300	2,325
	Statoil ASA	1.250%	11/9/17	25,000	25,072
	Statoil ASA	1.200%	1/17/18	1,550	1,549
	Statoil ASA	1.950%	11/8/18	13,775	13,957
	Statoil ASA	3.150%	1/23/22	2,700	2,839
	Statoil ASA	2.650%	1/15/24	1,825	1,849
	Svensk Exportkredit AB	1.125%	4/5/18	5,475	5,494
9	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,462
9	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,733
Total Sovereign Bonds (Cost $920,911)					931,667
Taxable Municipal Bonds (0.3%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.298%	7/1/16	2,300	2,300
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,854
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	4,731	4,822
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	10,837	11,186
	Princeton University New Jersey GO	4.950%	3/1/19	5,975	6,587
Total Taxable Municipal Bonds (Cost $26,331)					26,749

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
13 Vanguard Market Liquidity Fund (Cost
$175,793)	0.538%	175,792,618	175,793

Total Investments (100.0%) (Cost $10,304,658)			10,389,576
Other Assets and Liabilities-Net (0.0%)			(1,864)
Net Assets (100%)			10,387,712

1 Securities with a value of $1,808,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $306,000 have been segregated as collateral for open over-the-counter swap contracts.
3 Securities with a value of $8,541,000 have been segregated as initial margin for open cleared swap contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $1,567,922,000, representing 15.1% of net assets.
10 Guaranteed by the Government of Japan.
11 Guaranteed by multiple countries.
12 Guaranteed by the Federal Republic of Germany.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Short-Term Bond Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,663,568	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,316,527	—
Corporate Bonds	—	3,275,272
Sovereign Bonds	—	931,667	—
Taxable Municipal Bonds	—	26,749	—
Temporary Cash Investments	175,793	—	—
Futures Contracts—Assets[1]	1,030	—	—
Futures Contracts—Liabilities[1]	(466)	—	—
Swap Contracts—Assets	230[1]	377	—
Swap Contracts—Liabilities	(1231)	(58)	—
Total	176,464	10,214,102
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Institutional Short-Term Bond Fund

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2016	5,829	1,278,464	8,198
5-Year U.S. Treasury Note	September 2016	(2,183)	(266,684)	(3,007)
10-Year U.S. Treasury Note	September 2016	(968)	(128,729)	(2,171)
Ultra 10-Year U.S. Treasury Note	September 2016	(265)	(38,603)	(1,372)
30-Year U.S. Treasury Bond	September 2016	46	7,928	456
Ultra Long U.S. Treasury Bond	September 2016	23	4,286	283
				2,387

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Institutional Short-Term Bond Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Institutional Short-Term Bond Fund

At period ended June 30, 2016, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	6/20/21	BARC	16,500	479	1.000	46

Federation of Malaysia/A3	6/20/21	BNPSW	13,000	376	1.000	34

People’s Republic of China/Aa3	12/20/20	GSCM	6,100	114	1.000	83

People’s Republic of China/Aa3	12/20/20	JPMC	6,200	79	1.000	47

Republic of Chile/Aa3	12/20/20	GSCM	7,200	111	1.000	149

Republic of Chile/Aa3	6/20/21	BNPSW	18,750	(56)	1.000	(18)

Republic of Chile/Aa3	6/20/21	BNPSW	3,750	11	1.000	18

Republic of Chile/Aa3	6/20/21	JPMC	7,600	(19)	1.000	(4)
			79,100			355

Credit Protection Purchased
El Du Pont De Nemours & Co.	12/20/20	JPMC	4,915	106	(1.000)	(36)
						319

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC--Barclays Bank plc.
BNPSW—BNP Paribas.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

Institutional Short-Term Bond Fund

Centrally Cleared Interest Rate Swaps

				Fixed
				Interest	Floating
				Rate	Interest		Unrealized
	Future		Notional	Received	Rate		Appreciation
Termination	Effective		Amount	(Paid)	Received		(Depreciation
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)		) ($000)
8/15/17	NA	LCH	150,000	0.981	(0.442)	2	789
9/21/17	9/21/16[1]	CME	158,652	(1.250)	0.000	3	(207)
3/15/18	NA	CME	84,500	0.899	(0.442)	2	507
9/21/18	9/21/16[1]	CME	582,477	1.500	(0.000)	3	1,676
8/15/19	NA	LCH	70,000	(1.524)	0.442	2	(1,856)
9/21/19	9/21/16[1]	CME	6,008	1.500	(0.000)	3	25
8/15/20	NA	LCH	200,000	(1.486)	0.442	2	(5,894)
9/21/20	9/21/16[1]	CME	76,072	(1.750)	0.000	3	(408)
11/30/20	10/5/16[1]	CME	28,504	(1.338)	0.000	3	(450)
9/21/21	9/21/16[1]	CME	70,100	(2.000)	0.000	3	(445)
9/21/23	9/21/16[1]	LCH	1,886	(2.250)	0.000	3	(16)
							(6,279)

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

E. At June 30, 2016, the cost of investment securities for tax purposes was $10,304,658,000. Net unrealized appreciation of investment securities for tax purposes was $84,918,000, consisting of unrealized gains of $91,169,000 on securities that had risen in value since their purchase and $6,251,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Core Bond Fund

Schedule of Investments
As of June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.4%)
U.S. Government Securities (37.2%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	22,000	23,316
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	4,661	4,822
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/26	8,037	8,526
United States Treasury Note/Bond	0.625%	7/31/17	1,400	1,402
United States Treasury Note/Bond	0.875%	11/15/17	3,500	3,515
United States Treasury Note/Bond	0.875%	11/30/17	1,200	1,205
United States Treasury Note/Bond	0.750%	1/31/18	4,285	4,297
United States Treasury Note/Bond	0.750%	2/28/18	5,000	5,014
United States Treasury Note/Bond	1.000%	3/15/18	5,000	5,034
United States Treasury Note/Bond	0.875%	3/31/18	2,000	2,010
United States Treasury Note/Bond	0.875%	5/31/18	50	50
United States Treasury Note/Bond	2.250%	7/31/18	44	46
United States Treasury Note/Bond	1.500%	12/31/18	1,200	1,225
United States Treasury Note/Bond	1.125%	1/15/19	11,563	11,695
United States Treasury Note/Bond	1.500%	1/31/19	800	817
United States Treasury Note/Bond	0.750%	2/15/19	14,100	14,129
United States Treasury Note/Bond	1.375%	2/28/19	1,500	1,527
United States Treasury Note/Bond	1.000%	3/15/19	4,500	4,539
United States Treasury Note/Bond	1.625%	3/31/19	432	443
United States Treasury Note/Bond	0.875%	4/15/19	3,400	3,416
United States Treasury Note/Bond	1.500%	5/31/19	2,250	2,301
United States Treasury Note/Bond	8.125%	8/15/19	303	372
United States Treasury Note/Bond	1.375%	9/30/20	650	662
United States Treasury Note/Bond	1.375%	10/31/20	650	662
United States Treasury Note/Bond	1.750%	10/31/20	900	930
United States Treasury Note/Bond	1.625%	11/30/20	650	669
United States Treasury Note/Bond	2.000%	11/30/20	1,000	1,045
United States Treasury Note/Bond	1.750%	12/31/20	1,586	1,641
United States Treasury Note/Bond	1.375%	1/31/21	2,400	2,443
United States Treasury Note/Bond	2.125%	1/31/21	700	736
United States Treasury Note/Bond	1.125%	2/28/21	6,925	6,975
United States Treasury Note/Bond	2.000%	2/28/21	800	837
United States Treasury Note/Bond	1.250%	3/31/21	2,000	2,024
United States Treasury Note/Bond	1.375%	4/30/21	1,744	1,775
United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,435
United States Treasury Note/Bond	1.375%	5/31/21	1,200	1,222
United States Treasury Note/Bond	2.000%	5/31/21	2,050	2,147
United States Treasury Note/Bond	2.125%	6/30/21	580	611
United States Treasury Note/Bond	2.250%	7/31/21	2,300	2,437
United States Treasury Note/Bond	2.000%	2/15/22	950	995
United States Treasury Note/Bond	2.000%	7/31/22	900	942
United States Treasury Note/Bond	1.625%	11/15/22	2,000	2,048
United States Treasury Note/Bond	1.750%	1/31/23	500	515
United States Treasury Note/Bond	2.000%	2/15/23	460	482
United States Treasury Note/Bond	1.500%	2/28/23	1,000	1,015
United States Treasury Note/Bond	1.500%	3/31/23	980	994

	United States Treasury Note/Bond	1.750%	5/15/23	5,500	5,675
	United States Treasury Note/Bond	2.500%	8/15/23	8,500	9,209
	United States Treasury Note/Bond	2.750%	11/15/23	244	269
	United States Treasury Note/Bond	2.125%	5/15/25	2,000	2,113
	United States Treasury Note/Bond	2.000%	8/15/25	500	523
	United States Treasury Note/Bond	2.250%	11/15/25	2,730	2,914
	United States Treasury Note/Bond	1.625%	2/15/26	2,468	2,497
	United States Treasury Note/Bond	1.625%	5/15/26	1,600	1,621
	United States Treasury Note/Bond	6.500%	11/15/26	200	296
	United States Treasury Note/Bond	6.375%	8/15/27	800	1,196
	United States Treasury Note/Bond	6.125%	11/15/27	1,601	2,363
	United States Treasury Note/Bond	6.125%	8/15/29	1,950	2,984
	United States Treasury Note/Bond	6.250%	5/15/30	1,200	1,886
	United States Treasury Note/Bond	5.375%	2/15/31	1,000	1,483
	United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,728
1	United States Treasury Note/Bond	4.750%	2/15/37	2,850	4,240
	United States Treasury Note/Bond	5.000%	5/15/37	608	935
	United States Treasury Note/Bond	3.750%	8/15/41	1,650	2,155
	United States Treasury Note/Bond	3.125%	11/15/41	3,100	3,664
	United States Treasury Note/Bond	3.125%	2/15/42	1,400	1,656
	United States Treasury Note/Bond	3.000%	5/15/42	6,600	7,629
	United States Treasury Note/Bond	2.875%	8/15/45	1,050	1,179
	United States Treasury Note/Bond	3.000%	11/15/45	2,182	2,511
2	United States Treasury Note/Bond	2.500%	2/15/46	8,000	8,338
					205,007
Agency Bonds and Notes (5.8%)
3	Federal Home Loan Banks	0.875%	6/29/18	3,700	3,713
3	Federal Home Loan Banks	1.375%	2/18/21	6,000	6,071
4	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	1,250	1,251
4	Federal National Mortgage Assn.	1.000%	2/26/19	2,500	2,513
4	Federal National Mortgage Assn.	2.125%	4/24/26	5,000	5,148
3	Financing Corp.	0.000%	11/11/17	3,000	2,972
	Private Export Funding Corp.	5.450%	9/15/17	500	528
	Private Export Funding Corp.	2.250%	12/15/17	3,000	3,065
	Private Export Funding Corp.	2.300%	9/15/20	150	157
	Private Export Funding Corp.	3.550%	1/15/24	1,300	1,459
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	2,000	1,900
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,300	1,023
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,274
					32,074
Conventional Mortgage-Backed Securities (20.2%)
4,5,6Fannie Mae Pool		2.500%	8/1/30–7/1/31	8,225	8,509
4,5,6Fannie Mae Pool		3.000%	7/1/31–7/1/46	11,495	11,978
4,5,6Fannie Mae Pool		3.500%	7/1/31–7/1/46	14,427	15,287
4,5,6Fannie Mae Pool		4.000%	7/1/31–7/1/46	20,151	21,659
4,5,6Fannie Mae Pool		4.500%	1/1/41–7/1/46	4,750	5,254
4,5	Fannie Mae Pool	5.000%	8/1/39–3/1/44	8,063	9,062
4,5,6Freddie Mac Gold Pool		2.500%	8/1/30–7/1/31	2,550	2,633
4,5,6Freddie Mac Gold Pool		3.000%	8/1/30–7/1/46	6,350	6,604
4,5	Freddie Mac Gold Pool	4.000%	1/1/46	211	228
4,5,6Freddie Mac Gold Pool		5.000%	7/1/46	800	882
5,6	Ginnie Mae I Pool	4.000%	7/15/45–7/1/46	1,435	1,542
5,6	Ginnie Mae I Pool	4.500%	2/15/39–7/1/46	3,464	3,840
5,6	Ginnie Mae I Pool	5.000%	3/15/38–7/1/45	2,788	3,113
5,6	Ginnie Mae II Pool	3.000%	7/1/46–8/1/46	6,070	6,335
5,6	Ginnie Mae II Pool	3.500%	2/20/45–8/1/46	11,686	12,430

5	Ginnie Mae II Pool	4.500%	11/20/44–8/1/46	1,429	1,564
					110,920
Nonconventional Mortgage-Backed Securities (0.2%)
4,5,7Freddie Mac Non Gold Pool		2.517%	7/1/35	1,050	1,111
					1,111
Total U.S. Government and Agency Obligations (Cost $344,226)					349,112
Asset-Backed/Commercial Mortgage-Backed Securities (13.1%)
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	1,500	1,507
5,8	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	98	105
5	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	90	91
5	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	60	60
5	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	285	292
5	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	170	171
5	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	30	30
5	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	20	21
5	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	125	127
5,8	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	60	61
5,8	ARL Second LLC 2014-1A	2.920%	6/15/44	79	77
5,8	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	800	865
5,8	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	575	590
5,8	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	155	157
5,8	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	100	103
5,8	Avis Budget Rental Car Funding AESOP
	LLC 2016-2	2.720%	11/20/22	420	427
8	Bank of Montreal	1.750%	6/15/21	260	261
	Bank of Nova Scotia	1.875%	4/26/21	330	333
5,7	Cabelas Credit Card Master Note Trust
	2016-1	0.998%	6/15/22	1,100	1,101
5,8	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	81	83
5	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	160	160
5	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	130	131
5	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	210	212
5	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	212
5	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	360	363
5,7	Capital One Multi-Asset Execution Trust
	2016-A1	0.900%	2/15/22	800	801
5,7	Capital One Multi-Asset Execution Trust
	2016-A2	1.066%	2/15/24	410	411
5	Carmax Auto Owner Trust 2016-2	2.160%	12/15/21	100	101
5	Carmax Auto Owner Trust 2016-2	3.250%	11/15/22	100	101

5	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	350	368
5,7	Chase Issuance Trust 2016-A1	0.852%	5/17/21	700	701
5,8	Chesapeake Funding II LLC 2016-2	1.880%	6/15/28	610	612
5,8	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	200	199
5,8	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	600	605
5,8	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	90	91
5,8	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	1/17/23	90	91
5	Citigroup Commercial Mortgage Trust 2012-
	GC25	4.345%	10/10/47	140	155
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	350	390
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	500	545
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	230	246
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,400	1,519
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	450	473
5	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	450	473
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2016-C1	3.506%	5/10/49	140	125
5,8	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	83	84
5	CNH Equipment Trust 2016-B	1.970%	11/15/21	600	607
5,7,8Colony American Homes 2015-1		1.646%	7/17/32	185	183
5,7,8Colony American Homes Single-Family
	Rental Pass-Through Certificates 2015-1	1.935%	7/17/32	70	69
5,7,8Colony Starwood Homes 2016-1 Trust		1.946%	7/17/33	495	495
5,7,8Colony Starwood Homes 2016-1 Trust		2.596%	7/17/33	185	185
5	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	526
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	557
5,8	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	216
5,8	COMM 2013-CR9 Mortgage Trust	4.399%	7/10/45	230	235
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	500	559
5	COMM 2014-CCRE15 Mortgage Trust	4.865%	2/10/47	240	270
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	500	556
5	COMM 2014-CR17 Mortgage Trust	4.895%	5/10/47	190	193
5	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	500	543
5	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	450	476
5	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	350	386
5,8	DB Master Finance LL 2015-1A	3.980%	2/20/45	59	61
5,8	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	500	501
5,8	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	133
5,8	Drive Auto Receivables Trust 2016-B	4.530%	8/15/23	200	202
5,8	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	1,000	1,001
5,8	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	420	421
5,8	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	270	271
5,7,8Evergreen Credit Card Trust 2016-1A		1.162%	4/15/20	1,175	1,175
5,8	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	190	194
5,8	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	150	151
5,8	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	1,050	1,077
5,8	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	200	203

5,8	Ford Credit Auto Owner Trust 2016-1	2.310%	8/15/27	100	103
5,8	Ford Credit Auto Owner Trust 2016-2	2.030%	12/15/27	200	201
5	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	200	201
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	200	201
5,7	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.942%	2/15/21	1,000	996
5,7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.012%	1/15/22	630	628
5,7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.342%	2/15/21	400	402
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	1.703%	10/25/28	246	247
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	1.546%	12/25/28	250	250
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.446%	12/25/28	250	251
5,7	GE Dealer Floorplan Master Note Trust
	Series 2015-2	1.098%	1/20/22	370	368
5	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	420	424
5	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	50	50
5	GM Financial Leasing Trust 2016-2	1.620%	9/20/19	130	131
5	GM Financial Leasing Trust 2016-2	1.760%	3/20/20	900	906
5	GM Financial Leasing Trust 2016-2	2.580%	3/20/20	190	191
5,8	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	250	249
5,7,8GMF Floorplan Owner Revolving Trust 2016-
	1	1.292%	5/17/21	800	797
5,8	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	330	331
5,8	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	330	331
5,7,8Golden Credit Card Trust 2014-2A		0.892%	3/15/21	680	675
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	372
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	450	501
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	400	444
5	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	170	191
5	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	150	154
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	532
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	481
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	500	550
5,8	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	680	681
5,8	Hertz Vehicle Financing LLC 2015-1	2.730%	3/25/21	850	869
5,8	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	120	121
5,8	Hertz Vehicle Financing LLC 2016-4	2.650%	7/25/22	340	343
5,8	Hyundai Auto Lease Securitization Trust
	2016-B	1.680%	4/15/20	1,000	1,002
5,8	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	110	110
5,7,8Invitation Homes 2014-SFR1 Trust		1.946%	6/17/31	275	274
5,7,8Invitation Homes 2015-SFR2 Trust		2.093%	6/17/32	70	69
5,7,8Invitation Homes 2015-SFR3 Trust		2.196%	8/17/32	70	69
5,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,700	1,887
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.189%	1/15/46	230	231
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,600	1,720

5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.212%	11/15/45	30	32
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	500	560
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	500	539
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	450	474
5,7,8Mercedes-Benz Master Owner Trust 2016-B		1.142%	5/17/21	800	800
5,8	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	290	293
5,8	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	1,700	1,760
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	200	205
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	453
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.058%	4/15/47	150	156
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	500	549
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	1,300	1,442
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	450	490
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	475	502
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	4/15/48	450	472
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	350	384
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	400	425
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.912%	5/15/49	160	159
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	350	387
8	National Australia Bank Ltd.	2.250%	3/16/21	50	51
5,7,8Navient Student Loan Trust 2016-2		1.503%	6/25/65	200	201
5,7,8Navient Student Loan Trust 2016-3		1.457%	6/25/65	60	60
5,8	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	580	584
5	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	1,000	1,004
5,8	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	710
5,8	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	414	426
5,7,8Resimac MBS Trust 2016-1A		1.835%	10/10/47	800	801
	Royal Bank of Canada	2.100%	10/14/20	390	398
	Royal Bank of Canada	2.300%	3/22/21	600	617
5	Santander Drive Auto Receivables Trust
	2016-2	1.560%	5/15/20	870	872
5	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	215	216
5	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	170	172
5	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	140	142
5,8	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	440	446
5,8	SoFi Professional Loan Program SOFI 2016-
	BX	2.740%	10/25/32	470	477
5,8	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	250	253

5	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	385	398
5	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	337	347
5	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	345	349
5	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	470	478
5,8	Taco Bell Funding LLC 2016-1	3.832%	5/25/46	59	60
5,8	Taco Bell Funding LLC 2016-1	4.377%	5/25/46	36	37
5,8	Taco Bell Funding LLC 2016-1	4.970%	5/25/46	31	32
8	Toronto-Dominion Bank	2.250%	3/15/21	350	359
5,7,8Trillium Credit Card Trust II 2016-1A		1.185%	5/26/21	760	760
5,8	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	300	296
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	350	394
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.433%	7/15/46	450	500
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	500	528
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	350	378
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	200	201
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.690%	9/15/58	160	162
5,8	Wendys Funding LLC 2015-1	3.371%	6/15/45	179	179
5,8	Wendys Funding LLC 2015-1	4.080%	6/15/45	57	58
5,8	Wendys Funding LLC 2015-1	4.497%	6/15/45	50	50
8	Westpac Banking Corp.	2.250%	11/9/20	365	374
8	Westpac Banking Corp.	2.100%	2/25/21	95	97
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	500	545
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	450	488
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	500	557
5	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	1,000	1,022
5	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	220	227
5	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	177
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $71,267)					72,176
Corporate Bonds (26.4%)
Finance (10.3%)
	Banking (5.2%)
8	ABN AMRO Bank NV	4.750%	7/28/25	600	618
8	ABN AMRO Bank NV	4.800%	4/18/26	200	209
8	Australia & New Zealand Banking Group Ltd.	4.400%	5/19/26	300	306
	Bank of America Corp.	5.700%	1/24/22	370	427
	Bank of America Corp.	3.300%	1/11/23	546	561
	Bank of America Corp.	4.000%	4/1/24	500	534
	Bank of America Corp.	3.875%	8/1/25	400	424
	Bank of Nova Scotia	4.500%	12/16/25	240	253
8	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	600	612
9	BPCE SA	2.875%	4/22/26	200	222

	Citigroup Inc.	4.500%	1/14/22	645	713
	Citigroup Inc.	3.875%	10/25/23	325	349
	Citigroup Inc.	3.700%	1/12/26	450	472
8	Commonwealth Bank of Australia	4.500%	12/9/25	300	314
8	Commonwealth Bank of Australia	2.850%	5/18/26	215	218
	Cooperatieve Rabobank UA	2.500%	1/19/21	250	256
	Cooperatieve Rabobank UA	3.950%	11/9/22	780	806
8	Credit Agricole SA/London	2.375%	7/1/21	360	364
8	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	410	409
	Discover Financial Services	5.200%	4/27/22	370	407
	First Republic Bank	2.375%	6/17/19	510	516
10	Goldman Sachs Group Inc.	6.125%	5/14/17	100	138
	Goldman Sachs Group Inc.	2.625%	4/25/21	41	42
	Goldman Sachs Group Inc.	3.750%	5/22/25	600	626
	Goldman Sachs Group Inc.	3.750%	2/25/26	822	862
	Goldman Sachs Group Inc.	6.125%	2/15/33	480	600
	HSBC Holdings plc	5.100%	4/5/21	1,107	1,219
	HSBC Holdings plc	2.950%	5/25/21	180	182
	HSBC Holdings plc	3.600%	5/23/23	480	491
	HSBC Holdings plc	4.300%	3/8/26	1,000	1,060
	HSBC Holdings plc	3.900%	5/25/26	440	453
	HSBC USA Inc.	2.750%	8/7/20	600	607
	JPMorgan Chase & Co.	2.550%	3/1/21	1,290	1,312
	JPMorgan Chase & Co.	2.400%	6/7/21	250	253
	JPMorgan Chase & Co.	2.700%	5/18/23	182	183
	JPMorgan Chase & Co.	3.200%	6/15/26	340	348
	JPMorgan Chase & Co.	5.500%	10/15/40	216	271
	Lloyds Bank Group plc	4.650%	3/24/26	1,275	1,286
8	Macquarie Bank Ltd.	2.600%	6/24/19	78	80
8	Macquarie Bank Ltd.	3.900%	1/15/26	360	376
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	510	529
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	200	219
	Morgan Stanley	2.200%	12/7/18	1,134	1,148
	Morgan Stanley	2.500%	4/21/21	66	67
	Morgan Stanley	3.750%	2/25/23	500	530
	Morgan Stanley	3.875%	1/27/26	1,420	1,509
	MUFG Americas Holdings Corp.	2.250%	2/10/20	570	576
8	Nordea Bank AB	2.250%	5/27/21	350	354
	PNC Bank NA	3.250%	6/1/25	270	285
8	Santander UK Group Holdings plc	4.750%	9/15/25	1,320	1,314
	State Street Corp.	2.650%	5/19/26	35	36
	Synchrony Financial	4.500%	7/23/25	900	934
	Toronto-Dominion Bank	2.125%	4/7/21	440	448
	Wells Fargo & Co.	2.600%	7/22/20	210	216
	Wells Fargo & Co.	3.000%	2/19/25	258	264
	Wells Fargo & Co.	5.375%	2/7/35	150	182
	Wells Fargo & Co.	4.400%	6/14/46	110	111
	Westpac Banking Corp.	2.600%	11/23/20	179	185
	Westpac Banking Corp.	2.100%	5/13/21	410	414
	Westpac Banking Corp.	2.850%	5/13/26	200	203

	Brokerage (0.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	250	264
8	Apollo Management Holdings LP	4.400%	5/27/26	525	545
	Invesco Finance plc	4.000%	1/30/24	180	198

	Finance Companies (0.5%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	150	150
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.950%	2/1/22	150	149
	Air Lease Corp.	3.375%	1/15/19	1,824	1,856
8	GE Capital International Funding Co.	4.418%	11/15/35	400	448

	Insurance (2.8%)
	Aetna Inc.	2.400%	6/15/21	75	77
	Aetna Inc.	2.800%	6/15/23	250	255
	Aetna Inc.	3.200%	6/15/26	500	513
	Aetna Inc.	4.250%	6/15/36	250	258
	Aetna Inc.	4.375%	6/15/46	100	104
5,9	Allianz Finance II BV	5.750%	7/8/41	300	379
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	432	442
9	American International Group Inc.	1.500%	6/8/23	243	271
	Aon plc	3.500%	6/14/24	500	516
5,9	Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	260	312
5,9	AXA SA	5.125%	7/4/43	100	126
5,9	AXA SA	3.875%	5/20/49	225	244
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	90	101
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,110	1,147
5	Chubb Corp.	6.375%	3/29/67	25	22
	Chubb INA Holdings Inc.	2.875%	11/3/22	500	523
	CNA Financial Corp.	4.500%	3/1/26	552	591
5,10 CNP Assurances		7.375%	9/30/41	100	143
5,9	CNP Assurances	4.500%	6/10/47	100	105
5,9	Credit Agricole Assurances SA	4.250%	1/29/49	100	105
5,9	Credit Agricole Assurances SA	4.500%	10/31/49	100	105
	First American Financial Corp.	4.600%	11/15/24	290	304
8	Five Corners Funding Trust	4.419%	11/15/23	828	898
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	103
	Infinity Property & Casualty Corp.	5.000%	9/19/22	520	553
	Manulife Financial Corp.	4.150%	3/4/26	1,305	1,401
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	180	184
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,580	1,636
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	500	527
5	Progressive Corp.	6.700%	6/15/67	210	192
	Prudential Financial Inc.	4.500%	11/15/20	20	22
	Reinsurance Group of America Inc.	4.700%	9/15/23	170	184
	Reinsurance Group of America Inc.	3.950%	9/15/26	395	406
8	Reliance Standard Life Global Funding II	2.375%	5/4/20	240	241
8	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	246	259
	Trinity Acquisition plc	3.500%	9/15/21	610	634
9	Trinity Acquisition plc	2.125%	5/26/22	200	222
	Trinity Acquisition plc	4.625%	8/15/23	50	54
	Trinity Acquisition plc	6.125%	8/15/43	102	114
	Voya Financial Inc.	3.650%	6/15/26	60	60
	XLIT Ltd.	6.375%	11/15/24	948	1,145

	Real Estate Investment Trusts (1.6%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	345	358
	Brandywine Operating Partnership LP	3.950%	2/15/23	113	114
	Brandywine Operating Partnership LP	4.100%	10/1/24	294	302
	Brixmor Operating Partnership LP	4.125%	6/15/26	710	729
	ERP Operating LP	4.750%	7/15/20	775	860

	Healthcare Trust of America Holdings LP	3.700%	4/15/23	759	773
	Liberty Property LP	4.400%	2/15/24	1,250	1,347
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,075	1,137
	Omega Healthcare Investors Inc.	4.500%	4/1/27	625	619
9	Prologis International Funding II SA	1.876%	4/17/25	250	285
	Sovran Acquisition LP	3.500%	7/1/26	662	668
	Ventas Realty LP	3.125%	6/15/23	210	214
	Welltower Inc.	5.250%	1/15/22	1,068	1,195
					56,592
Industrial (13.8%)
	Basic Industry (0.8%)
	Agrium Inc.	3.375%	3/15/25	600	618
	Agrium Inc.	5.250%	1/15/45	200	217
	Air Products & Chemicals Inc.	2.750%	2/3/23	45	46
	Barrick North America Finance LLC	5.700%	5/30/41	300	306
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	304
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	270	294
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	270	314
	Dow Chemical Co.	8.550%	5/15/19	187	223
	Goldcorp Inc.	3.700%	3/15/23	300	305
	International Paper Co.	4.800%	6/15/44	150	153
	LYB International Finance BV	4.000%	7/15/23	360	387
9	LYB International Finance II BV	1.875%	3/2/22	200	232
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	100	103
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	113
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	200	211
	Praxair Inc.	4.500%	8/15/19	400	440
	Praxair Inc.	4.050%	3/15/21	75	83
	Vale Overseas Ltd.	5.625%	9/15/19	30	31
	Vale Overseas Ltd.	5.875%	6/10/21	95	95

	Capital Goods (0.9%)
	Caterpillar Financial Services Corp.	1.350%	5/18/19	175	176
	Caterpillar Financial Services Corp.	2.625%	3/1/23	400	411
	Embraer Netherlands BV	5.050%	6/15/25	600	592
	General Electric Capital Corp.	6.750%	3/15/32	612	855
	General Electric Capital Corp.	6.150%	8/7/37	600	830
	Illinois Tool Works Inc.	6.250%	4/1/19	125	141
	John Deere Capital Corp.	2.800%	3/6/23	950	994
	Raytheon Co.	3.150%	12/15/24	300	325
	Spirit AeroSystems Inc.	3.850%	6/15/26	235	244
	WW Grainger Inc.	4.600%	6/15/45	150	178

	Communication (1.7%)
	21st Century Fox America Inc.	3.000%	9/15/22	120	125
	21st Century Fox America Inc.	4.950%	10/15/45	120	136
	America Movil SAB de CV	5.000%	3/30/20	1,100	1,216
	America Movil SAB de CV	6.375%	3/1/35	300	367
	American Tower Corp.	4.700%	3/15/22	610	673
10	AT&T Inc.	5.875%	4/28/17	100	138
	AT&T Inc.	5.350%	9/1/40	200	218
	AT&T Inc.	4.800%	6/15/44	600	618
9	British Telecommunications plc	1.750%	3/10/26	100	115
8	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	120	131

8	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	200	236
	Deutsche Telekom International Finance BV	8.750%	6/15/30	250	378
	Electronic Arts Inc.	4.800%	3/1/26	120	130
	Grupo Televisa SAB	6.125%	1/31/46	600	650
	Moody's Corp.	5.250%	7/15/44	210	256
	NBCUniversal Media LLC	6.400%	4/30/40	300	416
	Orange SA	5.375%	1/13/42	160	196
	Time Warner Cable Inc.	5.500%	9/1/41	120	126
	Verizon Communications Inc.	5.150%	9/15/23	435	507
	Verizon Communications Inc.	4.150%	3/15/24	920	1,014
	Verizon Communications Inc.	5.050%	3/15/34	450	500
	Verizon Communications Inc.	4.400%	11/1/34	200	207
	Verizon Communications Inc.	3.850%	11/1/42	350	331
	Verizon Communications Inc.	5.012%	8/21/54	525	558
	Vodafone Group plc	2.950%	2/19/23	250	253

	Consumer Cyclical (1.9%)
	AutoZone Inc.	3.125%	4/21/26	250	256
8	BMW US Capital LLC	2.000%	4/11/21	170	171
8	BMW US Capital LLC	2.800%	4/11/26	175	180
	CVS Health Corp.	2.800%	7/20/20	120	125
	CVS Health Corp.	5.125%	7/20/45	535	663
9	FCA Capital Ireland plc	1.250%	9/23/20	200	222
	Ford Motor Co.	4.750%	1/15/43	420	441
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,200	1,245
	General Motors Co.	4.000%	4/1/25	240	242
	General Motors Co.	6.600%	4/1/36	300	347
	General Motors Financial Co. Inc.	3.500%	7/10/19	510	526
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	315
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	702
8	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	300	306
	Lowe's Cos. Inc.	3.800%	11/15/21	150	165
	Lowe's Cos. Inc.	2.500%	4/15/26	140	143
	Lowe's Cos. Inc.	5.800%	10/15/36	200	260
	Lowe's Cos. Inc.	5.800%	4/15/40	100	131
	Lowe's Cos. Inc.	4.375%	9/15/45	150	171
	McDonald's Corp.	3.500%	7/15/20	240	257
	McDonald's Corp.	4.700%	12/9/35	420	474
9	Priceline Group Inc.	1.800%	3/3/27	400	419
	Starbucks Corp.	2.450%	6/15/26	165	167
	TJX Cos. Inc.	2.750%	6/15/21	20	21
	Visa Inc.	3.150%	12/14/25	355	378
	Visa Inc.	4.150%	12/14/35	240	272
	Wal-Mart Stores Inc.	2.550%	4/11/23	300	313
	Wal-Mart Stores Inc.	5.250%	9/1/35	480	631
	Wal-Mart Stores Inc.	5.625%	4/1/40	210	281
10	Walgreens Boots Alliance Inc.	2.875%	11/20/20	100	136
	Walgreens Boots Alliance Inc.	2.600%	6/1/21	180	183
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	390	400

	Consumer Noncyclical (3.1%)
	AbbVie Inc.	2.300%	5/14/21	205	207
	AbbVie Inc.	2.900%	11/6/22	510	519
	AbbVie Inc.	3.600%	5/14/25	500	524
	AbbVie Inc.	4.700%	5/14/45	285	301
	Actavis Funding SCS	3.000%	3/12/20	450	463

Actavis Funding SCS	3.850%	6/15/24	300	315
Actavis Funding SCS	4.550%	3/15/35	700	725
Actavis Funding SCS	4.750%	3/15/45	150	157
Altria Group Inc.	9.250%	8/6/19	107	132
Altria Group Inc.	4.750%	5/5/21	210	240
Altria Group Inc.	5.375%	1/31/44	225	289
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	300	321
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	750	844
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	650	762
Biogen Inc.	4.050%	9/15/25	135	146
Biogen Inc.	5.200%	9/15/45	190	214
9 Bunge Finance Europe BV	1.850%	6/16/23	800	897
9 DH Europe Finance SA	2.500%	7/8/25	200	250
Express Scripts Holding Co.	3.900%	2/15/22	200	212
Express Scripts Holding Co.	4.500%	2/25/26	910	1,001
Express Scripts Holding Co.	4.800%	7/15/46	300	300
Gilead Sciences Inc.	4.500%	4/1/21	270	302
Gilead Sciences Inc.	5.650%	12/1/41	160	201
8 Grupo Bimbo SAB de CV	4.875%	6/27/44	400	394
JM Smucker Co.	3.500%	3/15/25	240	259
8 Kraft Heinz Foods Co.	3.000%	6/1/26	100	101
8 Kraft Heinz Foods Co.	4.375%	6/1/46	100	105
Mead Johnson Nutrition Co.	3.000%	11/15/20	450	470
Mead Johnson Nutrition Co.	4.600%	6/1/44	300	321
Medtronic Inc.	2.500%	3/15/20	180	187
Medtronic Inc.	3.500%	3/15/25	250	273
Medtronic Inc.	4.375%	3/15/35	150	169
Medtronic Inc.	5.550%	3/15/40	240	304
Medtronic Inc.	4.625%	3/15/45	200	234
9 Molson Coors Brewing Co.	1.250%	7/15/24	100	111
9 Mondelez International Inc.	1.000%	3/7/22	100	112
Mondelez International Inc.	4.000%	2/1/24	750	820
9 Mondelez International Inc.	1.625%	3/8/27	100	110
Mondelez International Inc.	6.500%	2/9/40	150	206
8 Mylan NV	3.950%	6/15/26	500	503
Newell Brands Inc.	5.500%	4/1/46	180	214
PepsiCo Inc.	5.500%	1/15/40	200	256
Perrigo Co. plc	5.300%	11/15/43	300	316
Pfizer Inc.	7.200%	3/15/39	200	304
Quest Diagnostics Inc.	3.450%	6/1/26	100	103
Reynolds American Inc.	4.450%	6/12/25	150	168
Reynolds American Inc.	5.700%	8/15/35	400	487
Reynolds American Inc.	5.850%	8/15/45	150	192
Stryker Corp.	4.625%	3/15/46	210	235
Tyson Foods Inc.	4.875%	8/15/34	150	166
Tyson Foods Inc.	5.150%	8/15/44	200	231

Energy (2.6%)
Anadarko Petroleum Corp.	3.450%	7/15/24	550	537
Anadarko Petroleum Corp.	6.600%	3/15/46	250	302
Apache Corp.	3.625%	2/1/21	240	250
Apache Corp.	5.100%	9/1/40	100	105
BP Capital Markets plc	3.245%	5/6/22	300	316
BP Capital Markets plc	2.750%	5/10/23	450	453
BP Capital Markets plc	3.506%	3/17/25	300	317
Chevron Corp.	2.355%	12/5/22	240	244
Columbia Pipeline Group Inc.	4.500%	6/1/25	240	257
ConocoPhillips Co.	4.200%	3/15/21	300	324

ConocoPhillips Co.	4.950%	3/15/26	725	822
ConocoPhillips Co.	5.950%	3/15/46	180	224
Devon Energy Corp.	4.000%	7/15/21	200	203
Devon Energy Corp.	3.250%	5/15/22	300	291
Devon Energy Corp.	5.850%	12/15/25	500	552
Devon Energy Corp.	5.000%	6/15/45	125	116
Dominion Gas Holdings LLC	2.500%	12/15/19	355	362
Dominion Gas Holdings LLC	3.600%	12/15/24	420	445
Energy Transfer Partners LP	6.700%	7/1/18	330	351
Energy Transfer Partners LP	9.700%	3/15/19	360	409
Energy Transfer Partners LP	5.200%	2/1/22	892	942
Energy Transfer Partners LP	4.750%	1/15/26	700	722
Enterprise Products Operating LLC	6.650%	10/15/34	180	218
EOG Resources Inc.	2.625%	3/15/23	180	179
EOG Resources Inc.	3.900%	4/1/35	120	120
Marathon Oil Corp.	3.850%	6/1/25	200	183
Occidental Petroleum Corp.	2.600%	4/15/22	255	261
Occidental Petroleum Corp.	3.400%	4/15/26	215	227
Occidental Petroleum Corp.	4.400%	4/15/46	100	110
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	150	159
Schlumberger Investment SA	3.650%	12/1/23	450	483
Shell International Finance BV	2.250%	1/6/23	210	210
Shell International Finance BV	2.875%	5/10/26	500	508
Shell International Finance BV	3.625%	8/21/42	150	146
Shell International Finance BV	4.000%	5/10/46	300	308
Spectra Energy Partners LP	4.750%	3/15/24	150	167
Spectra Energy Partners LP	3.500%	3/15/25	180	185
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	350	342
Total Capital Canada Ltd.	2.750%	7/15/23	150	154
Total Capital International SA	2.100%	6/19/19	150	154
Total Capital International SA	3.750%	4/10/24	360	395
Transocean Inc.	3.750%	10/15/17	750	754
Williams Partners LP	4.125%	11/15/20	180	178
Williams Partners LP	4.000%	9/15/25	270	247

Other Industrial (0.1%)
9 CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	100	111
Fluor Corp.	3.500%	12/15/24	260	278
9 Hutchison Whampoa Europe Finance 12 Ltd.	3.625%	6/6/22	100	127

Technology (1.7%)
Apple Inc.	2.850%	2/23/23	790	828
Apple Inc.	3.850%	5/4/43	360	361
Apple Inc.	3.450%	2/9/45	170	160
Applied Materials Inc.	5.100%	10/1/35	125	143
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	530	545
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.875%	6/15/21	95	97
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	490	506
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	7.125%	6/15/24	95	99
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	410	425
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	50	54

8	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	50	54
	EMC Corp.	3.375%	6/1/23	40	36
	Equifax Inc.	3.250%	6/1/26	75	77
	Fidelity National Information Services Inc.	1.450%	6/5/17	75	75
	Fidelity National Information Services Inc.	4.500%	10/15/22	1,000	1,103
8	Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,000	1,045
	Intel Corp.	4.900%	7/29/45	180	210
	Intel Corp.	4.100%	5/19/46	415	432
	Lam Research Corp.	3.450%	6/15/23	1,000	1,032
	Oracle Corp.	3.625%	7/15/23	840	921
	Total System Services Inc.	4.800%	4/1/26	500	543
	Tyco Electronics Group SA	4.875%	1/15/21	65	72
	Tyco Electronics Group SA	3.500%	2/3/22	90	95
	Verisk Analytics Inc.	5.800%	5/1/21	84	96
	Verisk Analytics Inc.	4.000%	6/15/25	300	315
	Verisk Analytics Inc.	5.500%	6/15/45	225	231

	Transportation (1.0%)
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	300	371
5,11 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	42	48
5	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	554	645
5	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	73	83
8	ERAC USA Finance LLC	7.000%	10/15/37	500	678
	Kansas City Southern	3.125%	6/1/26	230	235
8	Kansas City Southern	4.300%	5/15/43	250	255
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	91	101
5	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,777	1,879
	Union Pacific Corp.	4.821%	2/1/44	400	481
5	United Airlines 2014-2 Class B Pass Through
	Trust	4.625%	9/3/22	332	331
5	United Airlines 2016-1 Class AA Pass
	Through Trust	3.100%	7/7/28	285	293
5	US Airways 2001-1C Pass Through Trust	7.346%	3/20/22	51	55
8	WestJet Airlines Ltd.	3.500%	6/16/21	320	322
					76,012
Utilities (2.3%)
	Electric (2.3%)
	Ameren Illinois Co.	3.250%	3/1/25	300	323
	Baltimore Gas & Electric Co.	6.350%	10/1/36	150	205
	Berkshire Hathaway Energy Co.	8.480%	9/15/28	205	317
8	Cleco Corporate Holdings LLC	3.743%	5/1/26	445	458
8	Cleco Corporate Holdings LLC	4.973%	5/1/46	40	42
	CMS Energy Corp.	3.600%	11/15/25	150	160
	CMS Energy Corp.	3.000%	5/15/26	100	102
	CMS Energy Corp.	4.875%	3/1/44	150	176
	Commonwealth Edison Co.	6.450%	1/15/38	223	316
	Commonwealth Edison Co.	4.350%	11/15/45	210	240
	Duke Energy Carolinas LLC	6.000%	12/1/28	50	65
8	EDP Finance BV	4.125%	1/15/20	1,200	1,236
8	Emera US Finance LP	2.700%	6/15/21	110	112
8	Emera US Finance LP	3.550%	6/15/26	85	87
8	Emera US Finance LP	4.750%	6/15/46	445	454

Entergy Arkansas Inc.	3.700%	6/1/24	300	329
Entergy Louisiana LLC	3.050%	6/1/31	350	359
Entergy Louisiana LLC	4.950%	1/15/45	300	316
Entergy Mississippi Inc.	2.850%	6/1/28	590	603
Exelon Corp.	3.950%	6/15/25	250	270
FirstEnergy Corp.	4.250%	3/15/23	1,105	1,140
Georgia Power Co.	5.650%	3/1/37	180	223
ITC Holdings Corp.	3.250%	6/30/26	300	300
LG&E & KU Energy LLC	4.375%	10/1/21	150	166
MidAmerican Energy Co.	5.800%	10/15/36	230	301
MidAmerican Funding LLC	6.927%	3/1/29	100	140
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	15	19
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	180	263
Pacific Gas & Electric Co.	6.250%	3/1/39	300	408
Pacific Gas & Electric Co.	5.400%	1/15/40	150	191
Pacific Gas & Electric Co.	5.125%	11/15/43	240	291
PacifiCorp	5.250%	6/15/35	275	339
PacifiCorp	6.100%	8/1/36	200	269
PacifiCorp	6.000%	1/15/39	235	318
Puget Energy Inc.	3.650%	5/15/25	350	360
Puget Sound Energy Inc.	6.274%	3/15/37	100	138
Puget Sound Energy Inc.	5.795%	3/15/40	120	163
South Carolina Electric & Gas Co.	6.050%	1/15/38	100	129
South Carolina Electric & Gas Co.	4.350%	2/1/42	150	163
Southern Co.	2.350%	7/1/21	100	102
Southern Co.	3.250%	7/1/26	130	135
Southern Co.	4.400%	7/1/46	255	273
9 Southern Power Co.	1.000%	6/20/22	300	335
Southwestern Public Service Co.	3.300%	6/15/24	150	160
Southwestern Public Service Co.	4.500%	8/15/41	210	244
Westar Energy Inc.	2.550%	7/1/26	125	125
				12,865
Total Corporate Bonds (Cost $141,762)				145,469
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
8 CDP Financial Inc.	4.400%	11/25/19	600	660
8 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	570	566
Ecopetrol SA	5.875%	9/18/23	150	155
Electricite de France SA	3.625%	10/13/25	600	625
Export-Import Bank of Korea	2.250%	1/21/20	1,200	1,217
Export-Import Bank of Korea	5.125%	6/29/20	500	562
8 ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	300
Nexen Energy ULC	6.400%	5/15/37	300	374
7 Petrobras Global Finance BV	2.768%	1/15/19	150	135
Petrobras Global Finance BV	4.875%	3/17/20	130	121
Petrobras International Finance Co. SA	7.875%	3/15/19	418	431
Petrobras International Finance Co. SA	5.375%	1/27/21	110	100
8 Petroleos Mexicanos	5.500%	2/4/19	600	632
Province of Ontario	2.000%	1/30/19	500	511
Province of Ontario	2.500%	4/27/26	50	52
Quebec	7.125%	2/9/24	200	266
Quebec	7.500%	9/15/29	75	114
Republic of Colombia	4.375%	7/12/21	800	855
Republic of Colombia	6.125%	1/18/41	300	346
Republic of Hungary	6.250%	1/29/20	1,200	1,331
9 Republic of Indonesia	3.750%	6/14/28	500	560
Republic of Indonesia	5.125%	1/15/45	600	638
Republic of Kazakhstan	3.875%	10/14/24	300	303

Republic of Lithuania	6.125%	3/9/21	600	698
5 Republic of Panama	4.000%	9/22/24	600	644
Republic of Poland	5.125%	4/21/21	615	690
Republic of Poland	3.250%	4/6/26	45	46
Republic of Turkey	5.625%	3/30/21	470	512
Republic of Turkey	5.125%	3/25/22	500	534
Republic of Turkey	4.875%	4/16/43	750	732
State of Israel	5.125%	3/26/19	240	264
State of Israel	4.500%	1/30/43	200	225
Statoil ASA	2.450%	1/17/23	600	606
United Mexican States	5.625%	1/15/17	1,000	1,023
United Mexican States	6.050%	1/11/40	500	629
Total Sovereign Bonds (Cost $17,058)				17,457
Taxable Municipal Bonds (0.3%)
California GO	7.550%	4/1/39	500	791
Illinois GO	5.100%	6/1/33	700	672
Total Taxable Municipal Bonds (Cost $1,423)				1,463
	Coupon		Shares
Temporary Cash Investment (5.2%)
Money Market Fund (5.3%)
12 Vanguard Market Liquidity Fund (Cost
$28,924)	0.538%		28,924,305	28,924
			Notional
			Amount
	Counterparty	Expiration Date	($000)
Credit Default Swaptions (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 95%	JPMC	7/20/16	1,830	1
Total Credit Default Swaptions Purchased (Cost $6)				1
Total Investments (111.6%) (Cost $604,666)				614,602
Liabilities for Options Written (0.0%)
			Contracts
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $134.00		7/22/16	2	(1)
Total Options on Futures Written (Premiums received $1)				(1)
			Notional
			Amount
			($000)
Written Swaptions on Credit Default Index (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 120%	JPMC	7/20/16	1,830	—
Total Credit Default Swaptions Written (Premium received $3)				—
Total Liabilities on Options Written (0.0%) (Premiums received $4)				(1)
Other Assets and Liabilities-Net (-11.6%)				(63,985)
Net Assets (100%)				550,616

1 Securities with a value of $342,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $521,095 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $46,782,000, representing 8.5% of net assets.
9 Face amount denominated in euro.
10 Face amount denominated in British pounds.
11 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	349,112	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	72,176	—
Corporate Bonds	—	145,358	111
Sovereign Bonds	—	17,457	—
Taxable Municipal Bonds	—	1,463	—
Temporary Cash Investments	28,924	—	—
Options Purchased	1	—	—
Liability for Options Written	(1)	—	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(46)	—	—
Swap Contracts—Assets	36[1]	46	—
Swap Contracts—Liabilities	(45)[1]	(9)	—
Total	28,925	585,603	111
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra 10-Year U.S. Treasury Note	September 2016	(218)	(31,756)	(934)
5-Year U.S. Treasury Note	September 2016	156	19,058	173
10-Year U.S. Treasury Note	September 2016	(92)	(12,235)	(48)
Ultra Long U.S. Treasury Bond	September 2016	41	7,641	480
Euro-Bund	September 2016	(19)	(3,175)	(59)
2-Year U.S. Treasury Note	September 2016	(10)	(2,193)	(1)
Euro-Bobl	September 2016	(11)	(1,470)	(14)
Euro-Buxl	September 2016	(1)	(196)	(13)
30-Year U.S. Treasury Bond	September 2016	1	172	--
Long Gilt	September 2016	(1)	(128)	(8)
				(424)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended June 30, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection
Purchased

CDX-HY-26-V1	6/20/21	ICE	391	12	(5.000)	-

CDX-IG-26-V1	6/20/21	CME	4,700	20	(1.000)	3

			5,091			3

CME--Chicago Mercantile Exchange.
ICE--Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating

Berkshire Hathaway
Inc./Aa2	6/20/21	BARC	160	1	1.000	-
Berkshire Hathaway
Inc./Aa2	6/20/21	BARC	125	(1)	1.000	(1)
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	70	-	1.000	(1)
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	55	-	1.000	(1)
Republic of
Colombia/Baa2	6/20/21	BOANA	100	6	1.000	1

Republic of Peru/A3	6/20/21	GSI	1,200	39	1.000	17

Republic of Peru/A3	6/20/21	GSI	1,000	25	1.000	7
United Mexican
States/A2	9/20/21	JPMC	200	7	1.000	-
United Mexican
States/A3	9/20/21	BNPSW	450	15	1.000	2
United Mexican
States/A3	6/20/21	BNPSW	300	11	1.000	3
United Mexican
States/A3	6/20/21	GSI	1,500	55	1.000	15

Total			5,160			42

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Purchased

CMBS-NA-9-AAA	9/17/58	JPMC	90	(5)	(0.500)	-

CMBS-NA-9-AAA	9/17/58	MSCS	90	(5)	(0.500)	-

CMBS-NA-9-AAA	9/17/58	MSCS	130	(7)	(0.500)	(1)

CMBS-NA-9-AAA	9/17/58	CSFBI	280	(16)	(0.500)	(1)

CMBS-NA-9-AAA	9/17/58	GSI	160	(10)	(0.500)	(1)
Federative Republic
of Brazil	6/20/21	GSI	150	(17)	(1.000)	(3)
Lincoln National
Corporation	6/20/21	BARC	25	(1)	(1.000)	-
Lincoln National
Corporation	6/20/21	BARC	35	-	(1.000)	1

			960			(5)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC-- BarclaysBank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CSFBI--Credit Suisse First Boston International.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

				Fixed	Floating
				Interest Rate	Interest Rate	Unrealized
	Future		Notional	Received	Received	Appreciation
Termination	Effective		Amount	(Paid)	(Paid)	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(%)	($000)

9/21/17	9/21/16[1]	CME	66	1.250	(0.000)[2]	-

9/21/18	9/21/16[1]	CME	11,584	1.500	(0.000)[2]	42

9/21/19	9/21/16[1]	CME	501	(1.500)	(0.000)[2]	(2)

9/21/20	9/21/16[1]	CME	500	1.750	(0.000)[2]	5

11/30/20	9/21/16[1]	CME	1,070	(1.338)	(0.000)[2]	(17)

9/21/21	9/21/16[1]	CME	2,003	(2.000)	(0.000)[2]	(13)

9/21/23	9/21/16[1]	LCH	298	2.250	(0.000)[2]	3

						18

CME--Chicago Mercantile Exchange.
LCH--London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recongnized dealers. The premium paid for a purchased option is recorded in the Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At June 30, 2016, the cost of investment securities for tax purposes was $604,666,000. Net unrealized appreciation of investment securities for tax purposes was $9,936,000, consisting of unrealized gains of $10,347,000 on securities that had risen in value since their purchase and $411,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Bond Fund

Schedule of Investments
As of June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Argentina (9.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (9.9%)
	Argentine Republic	7.000%	4/17/17	200	205
	Argentine Republic	6.250%	4/22/19	410	428
	Argentine Republic	7.125%	7/6/36	150	150
1	Argentine Republic	2.500%	12/31/38	100	67
2	YPF SA	8.500%	3/23/21	100	107
	YPF SA	8.500%	7/28/25	100	106
Total Argentina (Cost $1,048)					1,063
Brazil (6.9%)
Corporate Bonds (1.9%)
2	Marfrig Holdings Europe BV	8.000%	6/8/23	200	205
Sovereign Bonds (U.S. Dollar-Denominated) (5.0%)
	Federative Republic of Brazil	5.000%	1/27/45	50	45
3	Petrobras Global Finance BV	2.768%	1/15/19	200	180
	Petrobras Global Finance BV	4.875%	3/17/20	64	60
	Petrobras International Finance Co. SA	7.875%	3/15/19	200	206
	Petrobras International Finance Co. SA	5.375%	1/27/21	56	51
					542
Total Brazil (Cost $730)					747
China (3.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.4%)
	Nexen Energy ULC	6.400%	5/15/37	100	125
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	225	243
Total China (Cost $354)					368
Colombia (6.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (6.5%)
	Ecopetrol SA	5.875%	9/18/23	321	331
	Republic of Colombia	4.000%	2/26/24	350	365
Total Colombia (Cost $681)					696
Costa Rica (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
	Republic of Costa Rica	5.625%	4/30/43	200	171
Total Costa Rica (Cost $154)					171
Cote d'Ivoire (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
1	Republic of Cote d'Ivoire	5.750%	12/31/32	200	186
Total Cote d’Ivoire (Cost $179)					186
Croatia (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
	Republic of Croatia	6.750%	11/5/19	150	163

Total Croatia (Cost $163)				163
Dominican Republic (2.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)
1 Dominican Republic	7.500%	5/6/21	125	138
Dominican Republic	7.450%	4/30/44	100	109
Total Dominican Republic (Cost $234)				247
Gabon (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
1 Gabonese Republic	6.375%	12/12/24	200	173
Total Gabon (Cost $169)				173
Guatemala (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Republic of Guatemala	4.500%	5/3/26	200	203
Total Guatemala (Cost $198)				203
Hungary (4.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)
Republic of Hungary	6.375%	3/29/21	250	284
Republic of Hungary	7.625%	3/29/41	150	217
Total Hungary (Cost $489)				501
Indonesia (5.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
4 Republic of Indonesia	3.750%	6/14/28	200	224
Republic of Indonesia	5.250%	1/17/42	300	320
Total Indonesia (Cost $528)				544
Kazakhstan (4.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)
KazMunayGas National Co. JSC	9.125%	7/2/18	250	277
Republic of Kazakhstan	3.875%	10/14/24	225	227
Total Kazakhstan (Cost $488)				504
Kenya (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
Republic of Kenya	6.875%	6/24/24	200	185
Total Kenya (Cost $187)				185
Lithuania (3.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
Republic of Lithuania	6.125%	3/9/21	300	349
Total Lithuania (Cost $345)				349
Mexico (8.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.4%)
Petroleos Mexicanos	5.500%	1/21/21	330	348
United Mexican States	3.625%	3/15/22	435	459
United Mexican States	5.750%	10/12/10	90	99
Total Mexico (Cost $888)				906
Pakistan (2.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
Islamic Republic of Pakistan	8.250%	4/15/24	200	211

Total Pakistan (Cost $208)				211
Peru (3.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	213
Republic of Peru	8.750%	11/21/33	50	79
Republic of Peru	5.625%	11/18/50	100	124
Total Peru (Cost $394)				416
Poland (3.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.7%)
Republic of Poland	5.125%	4/21/21	100	112
Republic of Poland	5.000%	3/23/22	250	281
Total Poland (Cost $391)				393
Romania (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
Republic of Romania	6.125%	1/22/44	80	100
Total Romania (Cost $97)				100
Russia (4.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.0%)
Russian Federation	5.000%	4/29/20	400	431
Total Russia (Cost $422)				431
Serbia, Republic Of (3.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
Republic of Serbia	5.875%	12/3/18	200	212
Republic of Serbia	4.875%	2/25/20	200	206
Total Serbia, Republic Of (Cost $414)				418
South Africa (2.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.7%)
5 Republic of South Africa	6.250%	3/31/36	6,000	294
Total South Africa (Cost $285)				294
Supranational (2.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)
2 Banque Ouest Africaine de Developpement	5.500%	5/6/21	300	310
Total Supranational (Cost $297)				310
Tunisia (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	200	181
Total Tunisia (Cost $177)				181
Turkey (3.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.8%)
Export Credit Bank of Turkey	5.875%	4/24/19	200	212
Republic of Turkey	4.875%	4/16/43	200	195
Total Turkey (Cost $388)				407
Ukraine (3.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
Ukraine	7.750%	9/1/19	200	197
1 Ukreximbank Via Biz Finance plc	9.625%	4/27/22	150	146

Total Ukraine (Cost $324)				343
Venezuela (2.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.5%)
Bolivarian Republic of Venezuela	7.750%	10/13/19	50	22
Bolivarian Republic of Venezuela	7.650%	4/21/25	230	94
1 Bolivarian Republic of Venezuela	11.950%	8/5/31	50	24
Petroleos de Venezuela SA	5.375%	4/12/27	387	135
Total Venezuela (Cost $250)				275
			Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
6 Vanguard Market Liquidity Fund (Cost $82)	0.538%		82,272	82

			Notional
			Amount
	Counterparty		($000)
Options on Spot Contracts (0.0%)
Call options on USD, Strike Price: TRY 3.0225	JPMC	8/19/16	300,000	2
Call options on USD, Strike Price: TRY 3.000	GSI	8/24/16	200,000	2
Total Options on Foreign Currency Purchased (Cost $5)				4
Total Investments (101.1%) (Cost $10,569)				10,871
Other Assets and Liabilities-Net (-1.1%)7				(119)
Net Assets (100%)				10,752

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $622,000, representing 5.8% of net assets.
3 Adjustable-rate security.
4 Face amount denominated in euro.
5 Face amount denominated in South African rand.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Cash of $9,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of

Emerging Markets Bond Fund

securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	205	—
Sovereign Bonds	—	10,580	—
Temporary Cash Investments	82	—	—
Options Purchased	—	4	—
Futures Contracts—Liabilities[1]	(2)	—	—
Forward Currency Contracts—Assets	—	37	—
Forward Currency Contracts—Liabilities	—	(50)	—
Swap Contracts—Assets	—	20	—
Total	80	10,796	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Emerging Markets Bond Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	September 2016	2	373	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts and Options: The fund enters into forward currency contracts and options on spot contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and adjust its exposure to the underlying investments.

The fund's risks in using forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on spot contracts are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on spot contracts is that the value of the underlying foreign currencies may move in such a way that the

Emerging Markets Bond Fund

option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on spot contracts is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Options on spot contracts are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At June 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	7/1/16	BRL	1,084	USD	325	13
JPMorgan Chase Bank N.A.	7/5/16	ZAR	4,190	USD	272	12
Morgan Stanley Capital Services LLC	7/5/16	EUR	153	USD	172	(1)
Bank of America N.A.	7/5/16	EUR	144	USD	159	1
Morgan Stanley Capital Services LLC	7/5/16	EUR	142	USD	157	—
JPMorgan Chase Bank N.A.	8/22/16	TRY	265	USD	90	1
Bank of America N.A.	7/5/16	ZAR	786	USD	50	3
BNP Paribas	7/5/16	USD	381	EUR	339	5
BNP Paribas	7/1/16	USD	320	BRL	1,084	(18)
JPMorgan Chase Bank N.A.	8/2/16	USD	285	ZAR	4,318	(6)
Morgan Stanley Capital Services LLC	7/20/16	USD	256	EUR	232	1
Morgan Stanley Capital Services LLC	7/5/16	USD	204	ZAR	3,200	(13)
Bank of America N.A.	8/3/16	USD	160	EUR	144	(1)
JPMorgan Chase Bank N.A.	7/5/16	USD	113	EUR	100	2
JPMorgan Chase Bank N.A.	7/5/16	USD	112	ZAR	1,765	(8)
JPMorgan Chase Bank N.A.	8/22/16	USD	90	TRY	265	(1)
Bank of America N.A.	7/20/16	USD	72	TRY	210	(1)
JPMorgan Chase Bank N.A.	7/20/16	USD	19	EUR	17	—
						(13)
BRL—Brazilian real.
EUR—Euro.

Emerging Markets Bond Fund

TRY—Turkish new lira.
USD—U.S. dollar.
ZAR—South African rand.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Emerging Markets Bond Fund

At period ended June 30, 2016, the fund had the following open credit default swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
Termination			Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	6/20/21	GSI	350	11	1.000	1
Federative Republic of
Brazil/Ba2	6/20/21	BNPSW	250	26	1.000	3

Republic of Columbia/Baa2	6/20/21	BNPSW	300	15	1.000	1

Republic of Indonesia/Baa3	6/20/21	BNPSW	195	9	1.000	1

Republic of Peru/A3	6/20/21	BNPSW	480	12	1.000	3

Russian Federation/Ba1	12/20/20	GSI	350	27	1.000	11
			1,925			20

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BNPSW—BNP Paribas.
GSI—Goldman Sachs International.

G. At June 30, 2016, the cost of investment securities for tax purposes was $10,564,000. Net unrealized appreciation of investment securities for tax purposes was $303,000, consisting of unrealized gains of $308,000 on securities that had risen in value since their purchase and $5,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

VANGUARD MALVERN FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.